UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5235
                                                     ---------------------

                  Nuveen California Municipal Value Fund, Inc.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kevin J. McCarthy
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: August 31
                                           ------------------

                  Date of reporting period: February 29, 2008
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL REPORT
 February 29, 2008

                              Nuveen Investments
                              MUNICIPAL CLOSED-END FUNDS

Photo of: Small child

                                                         NUVEEN CALIFORNIA
                                                         MUNICIPAL VALUE
                                                         FUND, INC.
                                                         NCA

                                                         NUVEEN CALIFORNIA
                                                         PERFORMANCE PLUS
                                                         MUNICIPAL FUND, INC.
                                                         NCP

                                                         NUVEEN CALIFORNIA
                                                         MUNICIPAL MARKET
                                                         OPPORTUNITY FUND, INC.
                                                         NCO

                                                         NUVEEN CALIFORNIA
                                                         INVESTMENT QUALITY
                                                         MUNICIPAL FUND, INC.
                                                         NQC

                                                         NUVEEN CALIFORNIA
                                                         SELECT QUALITY
                                                         MUNICIPAL FUND, INC.
                                                         NVC

                                                         NUVEEN CALIFORNIA
                                                         QUALITY INCOME
                                                         MUNICIPAL FUND, INC.
                                                         NUC

IT'S NOT WHAT YOU EARN, IT'S WHAT YOU KEEP.(R)

Logo: NUVEEN Investments

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Logo: NUVEEN Investments

Chairman's
LETTER TO SHAREHOLDERS

Photo of: Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board


Every year I sign a shareholder letter that carries a date viewed by many with concern or dread. But you, and thousands like you, have learned that the tax-free income provided by your Nuveen Fund can help make April 15th a little less onerous. So, once again, I am pleased to report that over the six-month period covered by this report your Fund continued to provide you with attractive monthly tax-free income. For more details about the management strategy and performance of your Fund, please read the Portfolio Manager's Comments, the Common Share Dividend and Share Price Information, and the Performance Overview sections of this report.

I also wanted to update you on some important news about Nuveen Investments. In late 2007, the firm was acquired by a group led by Madison Dearborn Partners, LLC. While this affected the corporate structure of Nuveen Investments, it had no impact on the investment objectives, portfolio management strategies or dividend policy of your Fund.

With the recent volatility in the stock market, many have begun to wonder which way the market is headed, and whether they need to adjust their holdings of investments. No one knows what the future will bring, which is why we think a well-balanced portfolio that is structured and carefully monitored with the help of an investment professional is an important component in achieving your long term financial goals. A well-diversified portfolio may actually help to reduce your overall investment risk, and we believe that investments like your Nuveen Investments Fund can be important building blocks in a portfolio crafted to perform well through a variety of market conditions.

We also are pleased to be able to offer you a choice concerning how you receive your shareholder reports and other Fund information. As an alternative to mailed copies, you can sign up to receive future Fund reports and other Fund information by e-mail and the internet. The inside front cover of this report contains information on how you can sign up.

We are grateful that you have chosen us as a partner as you pursue your financial goals and we look forward to continuing to earn your trust in the months and years ahead. At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board
April 15, 2008

Portfolio Manager's COMMENTS

Nuveen Investments Municipal Closed-End Funds

NCA, NCP, NCO,
NQC, NVC, NUC

Portfolio manager Scott Romans examines key investment strategies and the six-month performance of the Nuveen California Municipal Funds. Scott, who joined Nuveen in 2000, has managed these six Funds since 2003.

WHAT KEY STRATEGIES WERE USED TO MANAGE THE CALIFORNIA FUNDS DURING THE SIX-MONTH REPORTING PERIOD ENDED FEBRUARY 29, 2008?

During this period, the municipal market experienced a great deal of volatility, as factors related to the sub-prime mortgage crisis had an indirect, but important, influence on the municipal market's performance. As the market moved from rally to slump and back again, we sought to take advantage of this environment by tailoring our investment strategies appropriately. Overall, we believed the Funds were well structured going into this period. When interest rates were low, we continued to invest conservatively by purchasing defensive, high credit quality bonds that we believed would hold their value well when interest rates eventually rose. When disruptions in the financial markets triggered a backup in interest rates and the market discounted lower-quality and higher-yielding bonds, we took a more opportunistic approach to investing. That entailed selling some of the Funds' higher-rated defensive positions and buying lower-rated bonds at attractive levels relative to their credit quality or taking positions in higher-yielding bonds in order to capture the yield advantage of the increase in rates.

The Funds also found ample opportunities to sell some holdings that were purchased when yields were lower and replace them with similar, newer credits that yielded comparatively more. This process enabled us to maintain the Funds' current portfolio characteristics while strengthening their future income streams.

Over the course of the entire reporting period, we saw the municipal yield curve steepen, as municipal bond interest rates at the short end of the curve declined while longer-term rates rose. In this environment, we continued to emphasize a disciplined approach to duration1 management. As part of this strategy, we used inverse floating rate securities, 2 a type of derivative financial instrument, in all six of these Funds. Inverse floaters typically provide the dual benefit of lengthening the Funds' durations to be closer to our strategic target and enhancing their income-generation capabilities, albeit while adding risk to their portfolio. Going into this period, all of the Funds also used forward interest rate swaps, another type of derivative financial instrument. The goal of this strategy was to help us manage the common share net asset value (NAV) volatility of these Funds without having a negative impact on their income streams or common share dividends over the short term. During this period, we believed that the


1 Duration is a measure of a bond's price sensitivity as interest rates change, with longer duration bonds displaying more sensitivity to these changes than bonds with shorter durations.

2 An inverse floating rate security is a financial instrument designed to pay long-term tax-exempt interest at a rate that varies inversely with a short-term tax-exempt interest rate index. For the Nuveen Funds, the index typically used is the Securities Industry and Financial Markets (SIFM) Municipal Swap Index (previously referred to as the Bond Market Association Index or BMA). Inverse floaters, including those inverse floating rate securities in which the Funds invested during the reporting period, are further defined within the Notes to Financial Statements and Glossary of Terms Used in This Report sections of this shareholder report.



Discussions of specific investments are for illustrative purposes only and are not intended as recommendations of individual investments. The views expressed in this commentary represent those of the portfolio manager as of the date of this report and are subject to change at any time, based on market conditions and other factors. The Funds disclaim any obligation to advise shareholders of such changes.

forward interest rate swaps had accomplished this goal, and we removed the swaps from the Funds.

HOW DID THE FUNDS PERFORM?

Individual results for these Nuveen Funds, as well as relevant index and peer group information, are presented in the accompanying table.

Total Returns on Common Share Net Asset Value*
For periods ended 2/29/08
                            Six-Month       1-Year       5-Year      10-Year
NCA(3)                         -1.63%       -2.37%        3.58%        4.44%
NCP                            -4.76%       -7.38%        3.43%        4.75%
NCO                            -5.33%       -8.28%        3.32%        4.46%
NQC                            -4.12%       -6.30%        3.24%        4.75%
NVC                            -4.33%       -6.97%        3.59%        4.96%
NUC                            -3.20%       -5.42%        4.04%        4.99%

Lehman Brothers CA
Tax-Exempt Bond Index(4)       -1.34%       -2.24%        3.46%        4.68%

Lipper CA Municipal
Debt Funds Average(5)          -5.86%       -8.84%        3.63%        4.50%


For the six months ended February 29, 2008, the cumulative returns on common share NAV for all six of the Funds in this report underperformed the return on the Lehman Brothers California Tax-Exempt Bond Index. At the same time, all six of the Funds exceeded the average return on the Lipper California Municipal Debt Funds Average.

The two most significant factors in the Funds' performance were leverage-adjusted duration and the use of derivatives. Sector and credit allocations and holdings of bonds backed by certain municipal bond insurers also influenced the Funds' returns on common share NAV.

During this six-month period, bonds in the Lehman Brothers Index with maturities of less than six years, especially those maturing in approximately three years, benefited the most from changes in the interest rate environment. As a result, these shorter maturity bonds generally outperformed credits with longer maturities. Bonds having the longest maturities (22 years and longer) posted the worst returns. In this market environment, the performance of NCA (which does not use financial leverage) benefited from the fact that its duration was shorter than the leverage-adjusted durations of the other five Funds in this report. Among the five leveraged Funds, NUC had the shortest duration, while NVC was among the longer durations in this report.

As mentioned earlier, all six Funds used forward interest rate swaps to synthetically extend their durations and move the Funds closer to our strategic duration target. Despite the fact that longer-duration instruments performed relatively poorly, the use of



* Six-month returns are cumulative; returns for one-year, five-year, and ten-year are annualized.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.

3 NCA is an unleveraged Fund; the remaining five Funds in this report are leveraged.

4 The Lehman Brothers California Tax-Exempt Bond Index is an unleveraged, unmanaged index comprising a broad range of investment-grade California municipal bonds. Results for the Lehman index do not reflect any expenses.

5 The Lipper California Municipal Debt Funds Average is calculated using the returns of all closed-end funds in this category for each period as follows: six months, 24; 1 year, 24; 5 years, 24; and 10 years, 12. Fund and Lipper returns assume reinvestment of dividends.

forward interest rate swaps actually had a modest positive impact on the return performances of these Funds. This was due to the fact that the forward interest rate swaps provided exposure to taxable markets during a period when, in contrast to historical trends, the Treasury market and the municipal market moved in the opposite directions. As municipal market performance lagged the significant gains made by Treasuries, the forward interest rate swaps performed very well, benefiting the Funds in direct proportion to the amount of forward swap transactions used. For example, since NUC had the shortest duration among these five Funds, it made the greatest use of forward interest rate swaps and benefited the most from their use. At the same time, the inverse floaters used by all six of these Funds had a negative impact on performance. This resulted from the fact that the inverse floaters effectively increased the Funds' exposure to longer maturity bonds during a period when shorter maturities were in favor in the market. However, the inverse floaters also benefited the Funds by helping to support their income streams.

Sectors of the market that generally contributed to the Funds' performances included resource recovery, special tax, water and sewer, and electric utilities. Pre-refunded6 bonds performed exceptionally well, due primarily to their shorter effective maturities and higher credit quality. Among these six Funds, NVC and NUC had the heaviest allocations of pre-refunded bonds.

On the other hand, bonds that carried any credit risk, regardless of sector, tended to perform poorly. Revenue bonds as a whole, and specifically the industrial development and health care sectors that had ranked among the top performers in the Lehman Brothers Municipal Bond Index over the past few years, underperformed the general municipal market. Lower credit quality bonds (bonds rated BBB or below) and non-rated bonds also posted poor returns. Credits backed by the 1998 master tobacco settlement agreement generally underperformed as well, due to the overall lower credit quality of the tobacco sector as well as the ample supply of these bonds. The performance of the California Funds was also hurt by their holdings of zero coupon bonds as well as their small positions in gas prepayment contracts for certain municipalities.

Another factor that had an impact on the performance of the California Funds was their position in bonds backed by certain municipal insurers. All of these Funds had exposure to bonds insured by XL Capital Assurance (XLCA) and Financial Guaranty Insurance Company (FGIC). NCP also had a very small position in bonds insured by ACA Financial Guaranty Corporation (ACA), which was downgraded to CCC from A in December 2007. As concern increased about the balance sheets of municipal bond insurers, prices on bonds insured by these companies declined, detracting from the performance of the Funds. At the same time, all of these Funds had holdings of bonds backed by Financial Security Assurance (FSA), which held their value well. The California Funds that had heavier exposures to FSA-backed bonds relative to the general market benefited from this good performance. As a whole, the holdings of all of our Funds continued to be well diversified not only between insured and uninsured bonds, but also within the insured bond category.


6 Advance refundings, also known as pre-refundings or refinancings, occur when an issuer sells new bonds and uses the proceeds to fund principal and interest payments of older existing bonds. This process often results in lower borrowing costs for bond issuers.

RECENT DEVELOPMENTS REGARDING BOND INSURANCE COMPANIES

The Portfolios of Investments reflect the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and XLCA as of February 29, 2008. Subsequent to February 29, 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and at least one rating agency further reduced the ratings for CIFG-insured, FGIC-insured and XLCA-insured bonds. As of February 28, 2008, one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers. It is important to note that municipal bonds historically have had a very low rate of default.

RECENT DEVELOPMENTS IN THE AUCTION RATE PREFERRED MARKETS

Beginning in February 2008, more shares were submitted for sale in the regularly scheduled auctions for the auction preferred shares issued by these Funds than there were offers to buy. This meant that these auctions "failed to clear" and that many or all auction preferred shareholders who wanted to sell their shares in these auctions were unable to do so. This decline in liquidity in auction preferred shares did not lower the credit quality of these shares, and auctioned preferred shareholders unable to sell their shares received distributions at the "maximum rate" calculated in accordance with the pre-established terms of the auctioned preferred shares. At the time this report was prepared, the Funds' managers could not predict when future auctions might succeed in attracting sufficient buyers for the shares offered, if ever. The Funds' managers are working diligently to develop mechanisms designed to improve the liquidity of the auctioned preferred shares, or to restructure them, but at present there is no assurance that these efforts will succeed. These developments generally do not affect the management or investment policies of these Funds. However, one implication of these auction failures for common shareholders is that the Funds' cost of leverage will be higher than it otherwise would have been had the auctions continued to be successful. As a result, the Funds' future common share earnings may be lower than they otherwise would have been.

For current, up-to-date information, please visit the Nuveen CEF Auction Rate Preferred Resource Center at:
http://www.nuveen.com/ResourceCenter/AuctionRatePreferred.aspx.

Common Share
Dividend and Share Price
                 INFORMATION


All of the Funds in this report except NCA use financial leverage. While leverage can add volatility to a Fund's common share NAV and common share price, this strategy can also provide opportunities for additional income and total return for common shareholders. The Funds' use of this strategy continued to provide incremental income, although the extent of this benefit was reduced to a degree in some of the Funds by short-term interest rates that remained relatively high during the earlier part of this period. This, in turn, kept the Funds' borrowing costs high. The Funds' income streams were also impacted as the proceeds from older, higher-yielding bonds that matured or were called were reinvested into bonds then available in the market, which offered lower yields at times during this period. The combination of these factors resulted in one monthly common share dividend reduction in NCP, NCO, and NUC over the six-month period ended February 29, 2008. The common share dividends of NCA, NQC, and NVC remained stable throughout this reporting period.

Due to capital gains generated by normal portfolio activity, common shareholders of all six of these Funds received capital gains and/or net ordinary income distributions at the end of December 2007 as follows:

                                         Short-Term Capital Gains
               Long-Term Capital Gains     and/or Ordinary Income
                            (per share)               (per share)

NCA                            $0.0179                         --
NCP                            $0.0743                    $0.0068
NCO                            $0.0744                    $0.0142
NQC                                 --                    $0.0305
NVC                            $0.0481                         --
NUC                                 --                    $0.0015

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's common share NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's common share NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of February 29, 2008, all of the Funds in this report had positive UNII balances, based upon our best estimate, for tax purposes. NCA, NCP and NQC had positive UNII balances for financial statement purposes, while NCO, NVC and NUC had negative UNII balances for financial statement purposes.

As of February 29, 2008, the Funds' common share prices were trading at discounts to their common share NAVs as shown in the accompanying chart:

                              2/29/08         Six-Month Average
                             Discount                  Discount

NCA                            -2.22%                    -6.26%
NCP                            -5.93%                    -8.89%
NCO                            -6.13%                    -8.85%
NQC                            -7.51%                    -9.23%
NVC                            -7.64%                    -9.64%
NUC                            -6.09%                    -8.41%

NCA

Performance
OVERVIEW

Nuveen California
Municipal Value
Fund, Inc.

        as of February 29, 2008

Pie Chart:
Credit Quality (as a % of total investments)(1)
AAA/U.S. Guaranteed              53%
AA                                7%
A                                22%
BBB                              12%
N/R                               6%


Bar Chart:
2007-2008 Monthly Tax-Free Dividends Per Common Share(3)
Mar                           0.0385
Apr                           0.0385
May                           0.0385
Jun                           0.0365
Jul                           0.0365
Aug                           0.0365
Sep                           0.0365
Oct                           0.0365
Nov                           0.0365
Dec                           0.0365
Jan                           0.0365
Feb                           0.0365


Line Chart:
Common Share Price Performance -- Weekly Closing Price
3/01/07                       9.99
                              10.0234
                              9.97
                              9.93
                              9.94
                              10.2
                              10.16
                              10.01
                              9.96
                              10.2
                              10.19
                              10.3
                              10.27
                              9.99
                              10.06
                              9.79
                              9.63
                              9.56
                              9.58
                              9.56
                              9.48
                              9.5
                              9.25
                              9.3
                              9.328
                              9.32
                              9.7
                              9.65
                              9.46
                              9.51
                              9.38
                              9.37
                              9.28
                              9.28
                              9.24
                              9.27
                              9.51
                              9.08
                              9.15
                              9.07
                              9.03
                              9.1
                              8.92
                              8.79
                              9.12
                              9.61
                              9.668
                              9.53
                              9.52
                              9.63
                              9.73
                              9.54
                              9.402
2/29/08                       9.27


FUND SNAPSHOT
------------------------------------
Common Share Price             $9.27
------------------------------------
Common Share
Net Asset Value                $9.48
------------------------------------
Premium/(Discount) to NAV     -2.22%
------------------------------------
Market Yield                   4.72%
------------------------------------
Taxable-Equivalent Yield(2)    7.23%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $239,221
------------------------------------
Average Effective Maturity
on Securities (Years)          16.34
------------------------------------
Modified Duration               8.55
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 10/07/87)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   -1.47%        -1.63%
------------------------------------
1-Year         -2.71%        -2.37%
------------------------------------
5-Year          4.15%         3.58%
------------------------------------
10-Year         4.64%         4.44%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         32.2%
------------------------------------
U.S. Guaranteed                30.0%
------------------------------------
Health Care                     8.1%
------------------------------------
Water and Sewer                 5.5%
------------------------------------
Tax Obligation/General          4.9%
------------------------------------
Long-Term Care                  4.3%
------------------------------------
Other                          15.0%
------------------------------------

1 The percentages shown in the foregoing chart reflect the ratings on certain bonds insured by AMBAC, FGIC, MBIA and XLCA as of February 29, 2008. As explained earlier in the Portfolio Manager's Comments section of this report, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and at least one rating agency further reduced the ratings for FGIC-insured and XLCA-insured bonds. One or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers, and thereby reduce the percentage of the ratings shown in the foregoing chart.

2 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.7%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

3 The Fund paid shareholders a capital gains distribution in December 2007 of $0.0179 per share.

NCP
Performance
OVERVIEW

Nuveen California
Performance Plus
Municipal Fund, Inc.

        as of February 29, 2008


Pie Chart:
Credit Quality (as a % of total investments)(1)
AAA/U.S. Guaranteed              55%
AA                               15%
A                                15%
BBB                              11%
N/R                               4%


Bar Chart:
2007-2008 Monthly Tax-Free Dividends Per Common Share(3)
Mar                           0.0595
Apr                           0.0595
May                           0.0595
Jun                           0.0595
Jul                           0.0595
Aug                           0.0595
Sep                           0.0595
Oct                           0.0565
Nov                           0.0565
Dec                           0.0565
Jan                           0.0565
Feb                           0.0565


Line Chart:
Common Share Price Performance -- Weekly Closing Price
3/01/07                       14.84
                              14.76
                              14.76
                              14.74
                              14.7
                              14.9
                              15.07
                              14.97
                              14.94
                              15.02
                              15.05
                              14.93
                              15
                              14.93
                              15.05
                              14.6
                              14.44
                              14.26
                              14.3901
                              14.77
                              14.45
                              14.13
                              14.18
                              14.02
                              13.81
                              13.68
                              13.78
                              14.07
                              14.07
                              14.339
                              14.1
                              13.91
                              13.8
                              13.57
                              13.65
                              13.5899
                              13.71
                              13.38
                              13.44
                              13.35
                              13.17
                              13.33
                              12.97
                              12.93
                              13.08
                              13.75
                              13.78
                              13.68
                              13.7101
                              13.82
                              13.88
                              13.17
                              13.0001
2/29/08                       12.86


FUND SNAPSHOT
------------------------------------
Common Share Price            $12.86
------------------------------------
Common Share
Net Asset Value               $13.67
------------------------------------
Premium/(Discount) to NAV     -5.93%
------------------------------------
Market Yield                   5.27%
------------------------------------
Taxable-Equivalent Yield(2)    8.07%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $177,189
------------------------------------
Average Effective Maturity
on Securities (Years)          15.97
------------------------------------
Leverage-Adjusted Duration     13.11
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/15/89)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   -5.70%        -4.76%
------------------------------------
1-Year         -7.84%        -7.38%
------------------------------------
5-Year          4.09%         3.43%
------------------------------------
10-Year         3.09%         4.75%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         21.6%
------------------------------------
Transportation                 16.5%
------------------------------------
Tax Obligation/General         12.8%
------------------------------------
U.S. Guaranteed                11.6%
------------------------------------
Water and Sewer                10.5%
------------------------------------
Utilities                       7.2%
------------------------------------
Health Care                     6.6%
------------------------------------
Education and Civic
   Organizations                5.5%
------------------------------------
Other                           7.7%
------------------------------------


1 The percentages shown in the foregoing chart reflect the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and XLCA as of February 29, 2008. As explained earlier in the Portfolio Manager's Comments section of this report, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and at least one rating agency further reduced the ratings for CIFG-insured, FGIC-insured and XLCA-insured bonds. One or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers, and thereby reduce the percentage of the ratings shown in the foregoing chart.

2 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.7%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

3 The Fund paid shareholders capital gains and net ordinary income distributions in December 2007 of $0.0811 per share.

NCO
Performance
OVERVIEW

Nuveen California
Municipal Market
Opportunity Fund, Inc.

        as of February 29, 2008

Pie Chart:
Credit Quality (as a % of total investments)(1)
AAA/U.S. Guaranteed              55%
AA                               16%
A                                18%
BBB                               9%
N/R                               2%

Bar Chart:
2007-2008 Monthly Tax-Free Dividends Per Common Share(3)
Mar                            0.064
Apr                            0.064
May                            0.064
Jun                           0.0605
Jul                           0.0605
Aug                           0.0605
Sep                           0.0605
Oct                           0.0575
Nov                           0.0575
Dec                           0.0575
Jan                           0.0575
Feb                           0.0575

Line Chart:
Common Share Price Performance -- Weekly Closing Price
3/01/07                       15.92
                              15.75
                              15.79
                              15.87
                              15.76
                              15.85
                              15.92
                              15.79
                              15.7501
                              16.02
                              15.95
                              16.23
                              16.2
                              15.78
                              15.91
                              15.07
                              14.55
                              14.49
                              14.65
                              14.67
                              14.47
                              14.6
                              14.43
                              14.52
                              14.46
                              14.43
                              14.55
                              14.36
                              14.57
                              14.55
                              13.9
                              14.15
                              13.93
                              13.9
                              13.89
                              13.81
                              13.72
                              13.45
                              13.05
                              13.09
                              13.26
                              13.48
                              13.09
                              13
                              13.17
                              13.87
                              13.88
                              13.86
                              13.88
                              13.94
                              14.05
                              13.32
                              13.27
2/29/08                       12.86


FUND SNAPSHOT
------------------------------------
Common Share Price            $12.86
------------------------------------
Common Share
Net Asset Value               $13.70
------------------------------------
Premium/(Discount) to NAV     -6.13%
------------------------------------
Market Yield                   5.37%
------------------------------------
Taxable-Equivalent Yield(2)    8.22%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $111,871
------------------------------------
Average Effective Maturity
on Securities (Years)          16.69
------------------------------------
Leverage-Adjusted Duration     13.18
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 5/17/90)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   -7.52%        -5.33%
------------------------------------
1-Year        -13.82%        -8.28%
------------------------------------
5-Year          3.96%         3.32%
------------------------------------
10-Year         3.29%         4.46%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
U.S. Guaranteed                18.0%
------------------------------------
Tax Obligation/Limited         17.3%
------------------------------------
Water and Sewer                15.3%
------------------------------------
Transportation                 14.9%
------------------------------------
Tax Obligation/General         13.0%
------------------------------------
Health Care                    10.9%
------------------------------------
Other                          10.6%
------------------------------------

1 The percentages shown in the foregoing chart reflect the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and XLCA as of February 29, 2008. As explained earlier in the Portfolio Manager's Comments section of this report, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and at least one rating agency further reduced the ratings for CIFG-insured, FGIC-insured and XLCA-insured bonds. One or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers, and thereby reduce the percentage of the ratings shown in the foregoing chart.

2 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.7%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

3 The Fund paid shareholders capital gains and net ordinary income distributions in December 2007 of $0.0886 per share.

NQC
Performance
OVERVIEW

Nuveen California Investment Quality Municipal Fund, Inc.

        as of February 29, 2008

Pie Chart:
Credit Quality (as a % of total investments)(1)
AAA/U.S. Guaranteed              55%
AA                               13%
A                                17%
BBB                              11%
N/R                               4%


Bar Chart:
2007-2008 Monthly Tax-Free Dividends Per Common Share(3)
Mar                           0.0585
Apr                           0.0585
May                           0.0585
Jun                           0.0585
Jul                           0.0585
Aug                           0.0585
Sep                           0.0585
Oct                           0.0585
Nov                           0.0585
Dec                           0.0585
Jan                           0.0585
Feb                           0.0585


Line Chart:
Common Share Price Performance -- Weekly Closing Price
3/01/07                       14.87
                              14.88
                              14.9
                              14.85
                              14.94
                              15.04
                              15.12
                              15.01
                              14.9
                              15.02
                              14.98
                              14.92
                              14.95
                              14.9
                              14.95
                              14.69
                              14.26
                              14.11
                              14.13
                              14
                              14.05
                              13.92
                              13.64
                              13.84
                              13.6
                              13.53
                              13.9
                              13.74
                              13.9201
                              14
                              13.64
                              13.8
                              13.73
                              13.715
                              13.67
                              13.72
                              13.83
                              13.55
                              12.93
                              12.96
                              13.07
                              13.44
                              13.04
                              12.94
                              13.07
                              13.79
                              13.96
                              13.7599
                              13.99
                              14.02
                              14.07
                              13.5201
                              13.36
2/29/08                       12.8


FUND SNAPSHOT
------------------------------------
Common Share Price            $12.80
------------------------------------
Common Share
Net Asset Value               $13.84
------------------------------------
Premium/(Discount) to NAV     -7.51%
------------------------------------
Market Yield                   5.48%
------------------------------------
Taxable-Equivalent Yield(2)    8.39%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $187,998
------------------------------------
Average Effective Maturity
on Securities (Years)          16.98
------------------------------------
Leverage-Adjusted Duration     13.90
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/20/90)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   -4.18%        -4.12%
------------------------------------
1-Year         -9.96%        -6.30%
------------------------------------
5-Year          3.68%         3.24%
------------------------------------
10-Year         3.36%         4.75%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         26.5%
------------------------------------
Transportation                 18.2%
------------------------------------
U.S. Guaranteed                15.0%
------------------------------------
Education and Civic
   Organizations                9.0%
------------------------------------
Tax Obligation/General          7.8%
------------------------------------
Health Care                     7.2%
------------------------------------
Water and Sewer                 4.8%
------------------------------------
Other                          11.5%
------------------------------------

1 The percentages shown in the foregoing chart reflect the ratings on certain bonds insured by AMBAC, FGIC, MBIA and XLCA as of February 29, 2008. As explained earlier in the Portfolio Manager's Comments section of this report, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and at least one rating agency further reduced the ratings for FGIC-insured and XLCA-insured bonds. One or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers, and thereby reduce the percentage of the ratings shown in the foregoing chart.

2 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.7%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

3 The Fund paid shareholders capital gains and net ordinary income distributions in December 2007 of $0.0305 per share.

NVC
Performance
OVERVIEW

Nuveen California
Select Quality
Municipal Fund, Inc.

        as of February 29, 2008

Pie Chart:
Credit Quality (as a % of total investments)(1)
AAA/U.S.
Guaranteed                       60%
AA                               11%
A                                18%
BBB                               9%
N/R                               2%


Bar Chart:
2007-2008 Monthly Tax-Free Dividends Per Common Share(3)
Mar                            0.061
Apr                            0.061
May                            0.061
Jun                            0.061
Jul                            0.061
Aug                            0.061
Sep                            0.058
Oct                            0.058
Nov                            0.058
Dec                            0.058
Jan                            0.058
Feb                            0.058


Line Chart:
Common Share Price Performance -- Weekly Closing Price
3/01/07                       15.25
                              15.21
                              15.16
                              15.03
                              15.04
                              15.04
                              15.14
                              15.12
                              15.113
                              15.2
                              15.18
                              15.22
                              15.1699
                              15.2
                              15.19
                              14.67
                              14.44
                              14.3
                              14.29
                              14.18
                              14.09
                              14.09
                              13.78
                              14.05
                              13.85
                              13.51
                              14.05
                              13.97
                              14.02
                              13.96
                              13.78
                              13.77
                              13.73
                              13.63
                              13.56
                              13.6499
                              13.51
                              13.14
                              12.92
                              12.92
                              13.15
                              13.26
                              12.86
                              12.95
                              13.04
                              13.61
                              13.82
                              13.68
                              13.84
                              14.04
                              13.99
                              13.36
                              13.29
2/29/08                       12.7


FUND SNAPSHOT
------------------------------------
Common Share Price            $12.70
------------------------------------
Common Share
Net Asset Value               $13.75
------------------------------------
Premium/(Discount) to NAV     -7.64%
------------------------------------
Market Yield                   5.48%
------------------------------------
Taxable-Equivalent Yield(2)    8.39%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $317,927
------------------------------------
Average Effective Maturity
on Securities (Years)          16.01
------------------------------------
Leverage-Adjusted Duration     13.70
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 5/22/91)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   -6.37%        -4.33%
------------------------------------
1-Year        -12.53%        -6.97%
------------------------------------
5-Year          3.43%         3.59%
------------------------------------
10-Year         3.63%         4.96%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
U.S. Guaranteed                25.2%
------------------------------------
Tax Obligation/Limited         18.2%
------------------------------------
Tax Obligation/General         11.8%
------------------------------------
Health Care                    10.9%
------------------------------------
Transportation                 10.9%
------------------------------------
Utilities                       9.5%
------------------------------------
Other                          13.5%
------------------------------------

1 The percentages shown in the foregoing chart reflect the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and XLCA as of February 29, 2008. As explained earlier in the Portfolio Manager's Comments section of this report, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and at least one rating agency further reduced the ratings for CIFG-insured, FGIC-insured and XLCA-insured bonds. One or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers, and thereby reduce the percentage of the ratings shown in the foregoing chart.

2 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.7%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

3 The Fund paid shareholders a capital gains distribution in December 2007 of $0.0481 per share.

NUC
Performance
OVERVIEW

Nuveen California
Quality Income
Municipal Fund, Inc.

        as of February 29, 2008

Pie Chart:
Credit Quality (as a % of total investments)(1)
AAA/U.S.
Guaranteed                       66%
AA                               10%
A                                12%
BBB                               9%
N/R                               3%


Bar Chart:
2007-2008 Monthly Tax-Free Dividends Per Common Share(3)
Mar                           0.0625
Apr                           0.0625
May                           0.0625
Jun                           0.0625
Jul                           0.0625
Aug                           0.0625
Sep                           0.0625
Oct                           0.0595
Nov                           0.0595
Dec                           0.0595
Jan                           0.0595
Feb                           0.0595


Line Chart:
Common Share Price Performance -- Weekly Closing Price
3/01/07                       15.57
                              15.51
                              15.57
                              15.26
                              15.24
                              15.31
                              15.52
                              15.22
                              15.18
                              15.31
                              15.44
                              15.51
                              15.349
                              15.31
                              15.27
                              15.24
                              15.0099
                              14.91
                              14.85
                              14.75
                              14.58
                              14.574
                              14.39
                              14.31
                              14.41
                              14.05
                              13.97
                              14.08
                              14.42
                              14.75
                              14.21
                              14.36
                              14.2
                              14.09
                              13.92
                              13.8
                              14.054
                              13.61
                              13.3
                              13.4
                              13.54
                              13.75
                              13.31
                              13.29
                              13.39
                              14.11
                              14.12
                              13.95
                              14.22
                              14.28
                              14.3
                              13.68
                              13.5299
2/29/08                       13.25


FUND SNAPSHOT
------------------------------------
Common Share Price            $13.25
------------------------------------
Common Share
Net Asset Value               $14.11
------------------------------------
Premium/(Discount) to NAV     -6.09%
------------------------------------
Market Yield                   5.39%
------------------------------------
Taxable-Equivalent Yield(2)    8.25%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $310,691
------------------------------------
Average Effective Maturity
on Securities (Years)          15.04
------------------------------------
Leverage-Adjusted Duration     12.48
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/20/91)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   -3.43%        -3.20%
------------------------------------
1-Year        -11.14%        -5.42%
------------------------------------
5-Year          3.22%         4.04%
------------------------------------
10-Year         3.68%         4.99%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
U.S. Guaranteed                31.4%
------------------------------------
Tax Obligation/Limited         20.5%
------------------------------------
Tax Obligation/General         11.3%
------------------------------------
Transportation                  8.8%
------------------------------------
Health Care                     8.0%
------------------------------------
Utilities                       4.7%
------------------------------------
Water and Sewer                 4.4%
------------------------------------
Other                          10.9%
------------------------------------

1 The percentages shown in the foregoing chart reflect the ratings on certain bonds insured by AMBAC, FGIC, MBIA and XLCA as of February 29, 2008. As explained earlier in the Portfolio Manager's Comments section of this report, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and at least one rating agency further reduced the ratings for FGIC-insured and XLCA-insured bonds. One or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers, and thereby reduce the percentage of the ratings shown in the foregoing chart.

2 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.7%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

3 The Fund paid shareholders a net ordinary income distribution in December 2007 of $0.0015 per share.

NCA
NCP
NCO


Shareholder MEETING REPORT

The annual meeting of shareholders was held in the offices of Nuveen Investments on December 18, 2007; at this meeting shareholders were asked to vote on the election of Board Members. Additionally, a special meeting of shareholders was held in the offices of Nuveen Investments on October 12, 2007; at this meeting shareholders were asked to vote on a new Investment Management Agreement and to ratify the selection of Ernst & Young LLP as the Funds' independent registered public accounting firm.

                                               CALIFORNIA                  CALIFORNIA                        CALIFORNIA
                                                  VALUE                 PERFORMANCE PLUS                    OPPORTUNITY
                                                  (NCA)                      (NCP)                             (NCO)
------------------------------------------------------------------------------------------------------------------------------------
TO APPROVE A NEW INVESTMENT
MANAGEMENT AGREEMENT:
                                                                     Common and                         Common and
                                                                  MuniPreferred   MuniPreferred       MuniPreferred    MuniPreferred
                                                                  shares voting   shares voting       shares voting    shares voting
                                                      Common           together        together            together         together
                                                      Shares         as a class      as a class          as a class       as a class
====================================================================================================================================
   For                                            12,827,732          6,728,775              --           4,107,563               --
   Against                                           511,386            364,258              --              89,605               --
   Abstain                                           707,591            256,572              --             263,546               --
   Broker Non-Votes                                4,008,957          1,726,045              --           1,315,249               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                          18,055,666          9,075,650              --           5,775,963               --
====================================================================================================================================
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
Robert P. Bremner
   For                                                    --         11,529,008              --           6,937,866               --
   Withhold                                               --            339,069              --             146,001               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                  --         11,868,077              --           7,083,867               --
====================================================================================================================================
Jack B. Evans
   For                                                    --         11,527,135              --           6,941,542               --
   Withhold                                               --            340,942              --             142,325               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                  --         11,868,077              --           7,083,867               --
====================================================================================================================================
William C. Hunter
   For                                                    --         11,529,786              --           6,941,292               --
   Withhold                                               --            338,291              --             142,575               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                  --         11,868,077              --           7,083,867               --
====================================================================================================================================
David J. Kundert
   For                                                    --         11,528,663              --           6,941,792               --
   Withhold                                               --            339,414              --             142,075               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                  --         11,868,077              --           7,083,867               --
====================================================================================================================================
William J. Schneider
   For                                                    --                 --           3,609                  --            2,193
   Withhold                                               --                 --              --                  --                1
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                  --                 --           3,609                  --            2,194
====================================================================================================================================
Timothy R. Schwertfeger
   For                                            22,697,624                 --           3,609                  --            2,193
   Withhold                                          312,749                 --              --                  --                1
------------------------------------------------------------------------------------------------------------------------------------
   Total                                          23,010,373                 --           3,609                  --            2,194
====================================================================================================================================
Judith M. Stockdale
   For                                            22,698,793         11,524,606              --           6,912,616               --
   Withhold                                          311,580            343,471              --             171,251               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                          23,010,373         11,868,077              --           7,083,867               --
====================================================================================================================================
Carole E. Stone
   For                                            22,711,086         11,530,199              --           6,917,592               --
   Withhold                                          299,287            337,878              --             166,275               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                          23,010,373         11,868,077              --           7,083,867               --
====================================================================================================================================
TO RATIFY THE SELECTION OF
ERNST & YOUNG LLP AS THE
INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM FOR THE
CURRENT FISCAL YEAR:
   For                                            17,463,023          8,853,191              --           5,551,489               --
   Against                                           162,663            101,134              --              40,343               --
   Abstain                                           429,980            121,325              --             184,131               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                          18,055,666          9,075,650              --           5,775,963               --
====================================================================================================================================

NQC
NVC
NUC

                                              CALIFORNIA                        CALIFORNIA                      CALIFORNIA
                                          INVESTMENT QUALITY                 SELECT QUALITY                   QUALITY INCOME
                                                (NQC)                              (NVC)                           (NUC)
------------------------------------------------------------------------------------------------------------------------------------
TO APPROVE A NEW INVESTMENT MANAGEMENT AGREEMENT:
                                       Common and                         Common and                       Common and
                                    MuniPreferred   MuniPreferred      MuniPreferred   MuniPreferred    MuniPreferred  MuniPreferred
                                    shares voting   shares voting      shares voting   shares voting    shares voting  shares voting
                                         together        together           together        together         together       together
                                       as a class      as a class         as a class      as a class       as a class     as a class
====================================================================================================================================
   For                                  6,612,704              --         11,923,403              --       10,762,579             --
   Against                                246,481              --            506,484              --          323,633             --
   Abstain                                356,820              --            505,100              --          490,675             --
   Broker Non-Votes                     1,819,909              --          3,569,083              --        3,603,523             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                9,035,914              --         16,504,070              --       15,180,410             --
====================================================================================================================================
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
Robert P. Bremner
   For                                 12,140,388              --         20,655,926              --       19,883,455             --
   Withhold                               211,868              --            415,198              --          462,958             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                               12,352,256              --         21,071,124              --       20,346,413             --
====================================================================================================================================
Jack B. Evans
   For                                 12,144,446              --         20,662,368              --       19,894,436             --
   Withhold                               207,810              --            408,756              --          451,977             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                               12,352,256              --         21,071,124              --       20,346,413             --
====================================================================================================================================
William C. Hunter
   For                                 12,145,162              --         20,660,891              --       19,893,202             --
   Withhold                               207,094              --            410,233              --          453,211             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                               12,352,256              --         21,071,124              --       20,346,413             --
====================================================================================================================================
David J. Kundert
   For                                 12,144,088              --         20,653,154              --       19,888,871             --
   Withhold                               208,168              --            417,970              --          457,542             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                               12,352,256              --         21,071,124              --       20,346,413             --
====================================================================================================================================
William J. Schneider
   For                                         --           3,721                 --           6,073               --          6,010
   Withhold                                    --               7                 --               1               --              3
------------------------------------------------------------------------------------------------------------------------------------
   Total                                       --           3,728                 --           6,074               --          6,013
====================================================================================================================================
Timothy R. Schwertfeger
   For                                         --           3,721                 --           6,073               --          6,010
   Withhold                                    --               7                 --               1               --              3
------------------------------------------------------------------------------------------------------------------------------------
   Total                                       --           3,728                 --           6,074               --          6,013
====================================================================================================================================
Judith M. Stockdale
   For                                 12,134,554              --         20,667,554              --       19,891,079             --
   Withhold                               217,702              --            403,570              --          455,334             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                               12,352,256              --         21,071,124              --       20,346,413             --
====================================================================================================================================
Carole E. Stone
   For                                 12,133,139              --         20,672,621              --       19,885,828             --
   Withhold                               219,117              --            398,503              --          460,585             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                               12,352,256              --         21,071,124              --       20,346,413             --
====================================================================================================================================
TO RATIFY THE SELECTION OF
ERNST & YOUNG LLP AS THE
INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM FOR THE
CURRENT FISCAL YEAR:
   For                                  8,692,912              --         15,882,726              --         14,730,187           --
   Against                                 76,699              --            199,555              --             85,509           --
   Abstain                                266,303              --            421,789              --            364,714           --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                9,035,914              --         16,504,070              --         15,180,410           --
====================================================================================================================================

NCA
Nuveen California Municipal Value Fund, Inc.
Portfolio of INVESTMENTS
                                                   February 29, 2008 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 3.5% (3.3% OF TOTAL INVESTMENTS)

$         590   California County Tobacco Securitization Agency, Tobacco Settlement   6/15 at 100.00         BBB     $      541,856
                 Asset-Backed Bonds, Sonoma County Tobacco Securitization
                 Corporation, Series 2005, 4.250%, 6/01/21

        2,000   Golden State Tobacco Securitization Corporation, California,          6/17 at 100.00         BBB          1,787,740
                 Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-1,
                 5.750%, 6/01/47

       10,110   Golden State Tobacco Securitization Corporation, California,          6/22 at 100.00         BBB          6,038,198
                 Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-2,
                 0.000%, 6/01/37
------------------------------------------------------------------------------------------------------------------------------------
       12,700   Total Consumer Staples                                                                                    8,367,794
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 0.8% (0.7% OF TOTAL INVESTMENTS)

          140   California Educational Facilities Authority, Revenue Bonds,          10/15 at 100.00          A3            127,532
                 University of Redlands, Series 2005A, 5.000%, 10/01/35

                California Educational Facilities Authority, Revenue Bonds,
                University of the Pacific, Series 2006:
           95    5.000%, 11/01/21                                                    11/15 at 100.00          A2             91,458
          125    5.000%, 11/01/25                                                    11/15 at 100.00          A2            115,719

        1,500   California Statewide Community Development Authority, Certificates    6/08 at 104.00         N/R          1,542,735
                 of Participation, San Diego Space and Science Foundation,
                 Series 1996, 7.500%, 12/01/26

------------------------------------------------------------------------------------------------------------------------------------
        1,860   Total Education and Civic Organizations                                                                   1,877,444
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 8.6% (8.1% OF TOTAL INVESTMENTS)

          625   Arcadia, California, Hospital Revenue Bonds, Methodist Hospital       5/08 at 100.00        BBB+            626,044
                 of Southern California, Series 1992, 6.500%, 11/15/12

        1,245   California Health Facilities Financing Authority, Revenue Bonds,     11/15 at 100.00          A2          1,148,475
                 Cedars-Sinai Medical Center, Series 2005, 5.000%, 11/15/34

          310   California Health Facilities Financing Authority, Revenue Bonds,      4/16 at 100.00          A+            274,341
                 Kaiser Permanante System, Series 2006, 5.000%, 4/01/37

        5,365   California Health Facilities Financing Authority, Revenue Bonds,     11/16 at 100.00         AA-          4,931,508
                 Sutter Health, Series 2007A, 5.250%, 11/15/46 (UB)

        4,380   California Statewide Community Development Authority, Revenue         3/16 at 100.00          A+          3,884,885
                 Bonds, Kaiser Permanante System, Series 2006, 5.000%, 3/01/41

        1,460   California Statewide Community Development Authority, Revenue         8/16 at 100.00          A+          1,363,961
                 Bonds, Kaiser Permanente System, Series 2001C, 5.250%, 8/01/31

        2,710   California Statewide Community Development Authority, Revenue           No Opt. Call         AAA          2,743,577
                 Bonds, Sherman Oaks Health System, Series 1998A,
                 5.000%, 8/01/22 - AMBAC Insured

        1,845   Rancho Mirage Joint Powers Financing Authority, California, Revenue   7/17 at 100.00          A3          1,631,700
                 Bonds, Eisenhower Medical Center, Series 2007A, 5.000%, 7/01/38

        1,000   Sierra View Local Health Care District, California, Revenue Bonds,    9/17 at 100.00         N/R            893,200
                 Series 2007, 5.250%, 7/01/37

        1,440   Stockton, California, Health Facility Revenue Bonds, Dameron          6/08 at 102.00        BBB+          1,456,315
                 Hospital Association, Series 1997A, 5.300%, 12/01/08

        1,730   West Contra Costa Healthcare District, California, Certificates       7/14 at 100.00         AAA          1,637,618
                 of Participation, Series 2004, 5.375%, 7/01/21 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       22,110   Total Health Care                                                                                        20,591,624
------------------------------------------------------------------------------------------------------------------------------------


                                       18

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 4.1% (3.9% OF TOTAL INVESTMENTS)

$       5,935   California Housing Finance Agency, Mulitfamily Housing Revenue          No Opt. Call         AAA     $    5,539,974
                 Bonds III, Series 2003A Select Auction Rate Securities,
                 5.462%, 2/01/38 - MBIA Insured (Alternative Minimum Tax) (5)

        2,505   California Statewide Community Development Authority, Multifamily     7/09 at 102.00         N/R          2,510,261
                 Housing Revenue Bonds, Harbor City Lights, Series 1999Y,
                 6.650%, 7/01/39 (Alternative Minimum Tax)

          455   Riverside County, California, Subordinate Lien Mobile Home Park       4/08 at 100.00         N/R            420,020
                 Revenue Bonds, Bravo Mobile Home Park Project, Series 1999B,
                 6.500%, 3/20/29

        1,440   San Dimas Housing Authority, California, Mobile Home Park Revenue     7/08 at 102.00         N/R          1,315,267
                 Bonds, Charter Oak Mobile Home Estates Acquisition Project,
                 Series 1998A, 5.700%, 7/01/28

------------------------------------------------------------------------------------------------------------------------------------
       10,335   Total Housing/Multifamily                                                                                 9,785,522
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 0.2% (0.1% OF TOTAL INVESTMENTS)

          365   California Housing Finance Agency, Home Mortgage Revenue              2/16 at 100.00         Aa2            378,531
                 Bonds, Series 2006H, 5.750%, 8/01/30 - FGIC Insured
                 (Alternative Minimum Tax)

            5   California Rural Home Mortgage Finance Authority, GNMA                  No Opt. Call         AAA              5,219
                 Collateralized Single Family Mortgage Revenue Bonds,
                 Series 1993A-2, 7.950%, 12/01/24 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
          370   Total Housing/Single Family                                                                                 383,750
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 0.4% (0.4% OF TOTAL INVESTMENTS)

        1,000   California Pollution Control Financing Authority, Solid Waste         1/16 at 102.00         BBB            895,080
                 Disposal Revenue Bonds, Waste Management Inc., Series 2002A,
                 5.000%, 1/01/22 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 4.5% (4.3% OF TOTAL INVESTMENTS)

                ABAG Finance Authority for Non-Profit Corporations, California,
                Cal-Mortgage Revenue Bonds, Elder Care Alliance of Union City,
                Series 2004:
        1,850    5.400%, 8/15/24                                                      8/14 at 100.00          A+          1,835,422
        2,130    5.600%, 8/15/34                                                      8/14 at 100.00          A+          2,091,021

        2,720   ABAG Finance Authority for Non-Profit Corporations, California,       4/08 at 102.00        BBB-          2,727,589
                 Certificates of Participation, American Baptist Homes of the West,
                 Series 1997A, 5.750%, 10/01/17

        2,640   California Statewide Community Development Authority, Certificates    4/09 at 101.00         BBB          2,643,194
                 of Participation, Internext Group, Series 1999, 5.375%, 4/01/17

        1,500   Riverside County Public Financing Authority, California,              5/09 at 101.00        BBB-          1,503,330
                 Certificates of Participation, Air Force Village West, Series 1999,
                 5.750%, 5/15/19

------------------------------------------------------------------------------------------------------------------------------------
       10,840   Total Long-Term Care                                                                                     10,800,556
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 5.2% (4.9% OF TOTAL INVESTMENTS)

            5   California State, General Obligation Bonds, Series 2004,              4/14 at 100.00          A+              4,863
                 5.250%, 4/01/34

                California, General Obligation Bonds, Series 2004:
          500    5.000%, 2/01/20                                                      2/14 at 100.00          A+            499,935
        5,200    5.000%, 2/01/21                                                      2/14 at 100.00          A+          5,135,988

        1,500   Los Angeles Unified School District, California, General Obligation   7/16 at 100.00         AA-          1,488,330
                 Bonds, Series 2006F, 5.000%, 7/01/24 - FGIC Insured

        2,000   Puerto Rico, General Obligation and Public Improvement Bonds,           No Opt. Call         AAA          2,056,740
                 Series 2001A, 5.500%, 7/01/20 - MBIA Insured

          270   Roseville Joint Union High School District, Placer County,            8/15 at 100.00         AA-            263,758
                 California, General Obligation Bonds, Series 2006B,
                 5.000%, 8/01/27 - FGIC Insured

        1,500   San Ramon Valley Unified School District, Contra Costa County,        8/13 at 100.00         AAA          1,504,170
                 California, General Obligation Bonds, Series 2003, 5.000%, 8/01/23 -
                 FSA Insured

        1,460   West Contra Costa Unified School District, Contra Costa County,       8/11 at 101.00         AAA          1,479,871
                 California, General Obligation Bonds, Series 2003B,
                 5.000%, 8/01/20 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       12,435   Total Tax Obligation/General                                                                             12,433,655
------------------------------------------------------------------------------------------------------------------------------------


                                       19

NCA
Nuveen California Municipal Value Fund, Inc. (continued)
Portfolio of INVESTMENTS February 29, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 34.1% (32.2% OF TOTAL INVESTMENTS)

$       1,000   Artesia Redevelopment Agency, California, Tax Allocation Revenue      6/15 at 100.00         BBB     $      907,370
                 Bonds, Artesia Redevelopment Project Area, Series 2007,
                 5.375%, 6/01/27

                Bell Community Redevelopment Agency, California, Tax Allocation
                Bonds, Bell Project Area, Series 2003:
        3,000    5.500%, 10/01/23 - RAAI Insured                                     10/13 at 100.00          AA          3,001,260
        1,000    5.625%, 10/01/33 - RAAI Insured                                     10/13 at 100.00          AA            978,060

                Burbank Redevelopment Agency, California, Tax Allocation Bonds,
                Golden State Redevelopment Project, Series 2003:
        1,700    5.625%, 12/01/28 - FGIC Insured                                     12/13 at 100.00           A          1,721,063
        5,010    5.750%, 12/01/33 - FGIC Insured                                     12/13 at 100.00           A          5,090,310

        2,400   Calexico Community Redevelopment Agency, California, Tax              8/13 at 102.00         AAA          2,261,064
                 Allocation Bonds, Merged Central Business and Residential
                 District Project, Series 2003C, 5.000%, 8/01/28 - AMBAC Insured

        1,790   California, Economic Recovery Revenue Bonds, Series 2004A,            7/14 at 100.00         AA+          1,885,156
                 5.000%, 7/01/15

          340   Capistrano Unified School District, Orange County, California,        9/15 at 100.00           A            317,516
                 Special Tax Bonds, Community Facilities District, Series 2005,
                 5.000%, 9/01/24 - FGIC Insured

        1,005   Chino Redevelopment Agency, California, Merged Chino                  9/16 at 101.00         AAA            925,535
                 Redevelopment Project Area Tax Allocation Bonds, Series 2006,
                 5.000%, 9/01/38 - AMBAC Insured

                Golden State Tobacco Securitization Corporation, California,
                Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A:
       20,110    5.000%, 6/01/35 - FGIC Insured (UB)                                  6/15 at 100.00           A         18,643,378
        2,345    5.000%, 6/01/38 - FGIC Insured (UB)                                  6/15 at 100.00           A          2,159,980

                Irvine, California, Unified School District, Community Facilities
                District Special Tax Bonds, Series 2006A:
          160    5.000%, 9/01/26                                                      9/16 at 100.00         N/R            140,395
          375    5.125%, 9/01/36                                                      9/16 at 100.00         N/R            318,956

        2,500   Kern County Board of Education, California, Certificates of           6/16 at 100.00         AAA          2,352,475
                 Participation, Series 2006A, 5.000%, 6/01/31 - MBIA Insured

          615   Los Angeles Community Redevelopment Agency, California,               9/15 at 100.00         Aaa            558,734
                 Lease Revenue Bonds, Manchester Social Services Project,
                 Series 2005, 5.000%, 9/01/37 - AMBAC Insured

        2,750   Los Angeles County Schools, California, Certificates of               9/13 at 100.00         AAA          2,650,918
                 Participation, Pooled Financing Program, Regionalized Business
                 Services Corporation, Series 2003A, 5.000%, 9/01/28 -
                 FSA Insured

        3,665   Milpitas, California, Local Improvement District 20 Limited           3/08 at 103.00         N/R          3,790,306
                 Obligation Bonds, Series 1998A, 5.650%, 9/02/13

                Modesto Schools Infrastructure Financing Agency, Stanislaus
                County, California, Special Tax Revenue Bonds, Series 2004:
        1,045    5.250%, 9/01/22 - AMBAC Insured                                      9/14 at 100.00         AAA          1,045,564
        1,145    5.250%, 9/01/23 - AMBAC Insured                                      9/14 at 100.00         AAA          1,135,416
        1,255    5.250%, 9/01/24 - AMBAC Insured                                      9/14 at 100.00         AAA          1,235,949

          420   Oakland Redevelopment Agency, California, Subordinate Lien            3/13 at 100.00           A            438,539
                 Tax Allocation Bonds, Central District Redevelopment Project,
                 Series 2003, 5.500%, 9/01/18 - FGIC Insured

        8,000   Palmdale Elementary School District, Los Angeles County,              8/09 at 101.00         AAA          8,271,360
                 California, Special Tax Bonds, Community Facilities District 90-1,
                 Series 1999, 5.800%, 8/01/29 - FSA Insured

          290   Rialto Redevelopment Agency, California, Tax Allocation Bonds,        9/15 at 100.00          A-            268,789
                 Merged Project Area, Series 2005A, 5.000%, 9/01/35 -
                 XLCA Insured

        5,000   Riverside County Redevelopment Agency, California, Tax Allocation    10/14 at 100.00          A-          4,615,950
                 Housing Bonds, Series 2004A, 5.000%, 10/01/37 - XLCA Insured

          360   Roseville, California, Certificates of Participation, Public          8/13 at 100.00         AAA            346,766
                 Facilities, Series 2003A, 5.000%, 8/01/25 - AMBAC Insured


                                       20

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       3,130   San Francisco Redevelopment Agency, California, Lease Revenue         7/11 at 102.00         AAA     $    3,157,294
                 Bonds, Moscone Convention Center, Series 2004, 5.250%, 7/01/23 -
                 AMBAC Insured

        2,750   San Jose Financing Authority, California, Lease Revenue Refunding     9/11 at 100.00         AAA          2,769,745
                 Bonds, Convention Center Project, Series 2001F, 5.000%, 9/01/20 -
                 MBIA Insured

          625   San Mateo Union High School District, San Mateo County,              12/17 at 100.00         AAA            576,244
                 California, Certificates of Participation, Phase 1, Series 2007A,
                 5.000%, 12/15/30 - AMBAC Insured

        1,080   Shafter Joint Powers Financing Authority, California, Lease           7/08 at 100.50           A          1,087,927
                 Revenue Bonds, Community Correctional Facility Acquisition
                 Project, Series 1997A, 5.950%, 1/01/11

        1,000   Simi Valley, California, Certificates of Participation, Series 2004,  9/14 at 100.00         AAA            964,810
                 5.000%, 9/01/24 - AMBAC Insured

        1,500   Tehachapi Redevelopment Agency, California, Tax Allocation              No Opt. Call          AA          1,363,890
                 Bonds, Series 2007, 5.250%, 12/01/37 - RAAI Insured

        1,925   Travis Unified School District, Solano County, California,            9/16 at 100.00          A3          1,835,603
                 Certificates of Participation, Series 2006, 5.000%, 9/01/26 -
                 FGIC Insured

        3,845   Ventura County Superintendent of Schools, California,                12/11 at 100.00         AAA          3,704,465
                 Certificates Participation, Series 2003, 5.000%, 12/01/27 -
                 AMBAC Insured

        1,185   Vista Joint Powers Financing Authority, California, Special Tax       3/08 at 100.00         N/R          1,144,343
                 Lease Revenue Refunding Bonds, Community Facilities
                 District 90-2, Series 1997A, 5.875%, 9/01/20

------------------------------------------------------------------------------------------------------------------------------------
       84,320   Total Tax Obligation/Limited                                                                             81,665,130
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 3.7% (3.5% OF TOTAL INVESTMENTS)

        2,500   Bay Area Toll Authority, California, Revenue Bonds, San Francisco     4/16 at 100.00          AA          2,410,325
                 Bay Area Toll Bridge, Series 2006, 5.000%, 4/01/31

        5,500   Foothill/Eastern Transportation Corridor Agency, California,          1/14 at 101.00        BBB-          4,905,450
                 Toll Road Revenue Refunding Bonds, Series 1999,
                 0.000%, 1/15/27

        1,250   Fresno, California, Airport Revenue Bonds, Series 2000A,              7/10 at 101.00         AAA          1,258,600
                 5.500%, 7/01/30 - FSA Insured

          240   Palm Springs Financing Authority, California, Palm Springs            7/14 at 102.00         N/R            212,256
                 International Airport Revenue Bonds, Series 2006, 5.550%, 7/01/28
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        9,490   Total Transportation                                                                                      8,786,631
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 31.8% (30.0% OF TOTAL INVESTMENTS) (4)

        2,400   California County Tobacco Securitization Agency, Tobacco              6/12 at 100.00     N/R (4)          2,573,592
                 Settlement Asset-Backed Bonds, Sonoma County Tobacco
                 Funding Corporation, Series 2002B, 5.500%, 6/01/30
                 (Pre-refunded 6/01/12)

        4,500   California Department of Water Resources, Power Supply Revenue        5/12 at 101.00         Aaa          4,874,670
                 Bonds, Series 2002A, 5.125%, 5/01/18 (Pre-refunded 5/01/12)

        3,115   California Educational Facilities Authority, Revenue Bonds,           6/10 at 101.00    Baa3 (4)          3,323,456
                 Pooled College and University Projects, Series 2000C,
                 6.750%, 6/01/30 (ETM)

        7,500   California Health Facilities Financing Authority, Revenue Bonds,     12/09 at 101.00     N/R (4)          7,995,975
                 Cedars-Sinai Medical Center, Series 1999A, 6.125%, 12/01/30
                 (Pre-refunded 12/01/09)

        2,845   California, General Obligation Bonds, Series 2004,                    4/14 at 100.00      A+ (4)          3,098,717
                 5.250%, 4/01/34 (Pre-refunded 4/01/14)

        6,260   California, Various Purpose General Obligation Bonds,                 3/10 at 101.00         AAA          6,691,126
                 Series 2000, 5.750%, 3/01/27 (Pre-refunded 3/01/10) -
                 MBIA Insured

        5,000   Central California Joint Powers Health Finance Authority,             2/10 at 101.00         AAA          5,349,350
                 Certificates of Participation, Community Hospitals of Central
                 California Obligated Group, Series 2000, 6.000%, 2/01/30
                 (Pre-refunded 2/01/10)

        2,065   Contra Costa County, California, GNMA Mortgage-Backed                   No Opt. Call         AAA          2,671,904
                 Securities Program Home Mortgage Revenue Bonds, Series 1988,
                 8.250%, 6/01/21 (Alternative Minimum Tax) (ETM)


                                       21

NCA
Nuveen California Municipal Value Fund, Inc. (continued)
Portfolio of INVESTMENTS February 29, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

                Golden State Tobacco Securitization Corporation, California,
                Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2003B:
$       3,800    5.500%, 6/01/33 (Pre-refunded 6/01/13)                               6/13 at 100.00         AAA     $    4,099,250
        3,000    5.625%, 6/01/38 (Pre-refunded 6/01/13)                               6/13 at 100.00         AAA          3,253,950

        2,500   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         AAA          2,738,375
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                 6.250%, 6/01/33 (Pre-refunded 6/01/13)

        1,935   Los Angeles Community Redevelopment Agency, California,               7/08 at 100.00     BBB (4)          1,940,128
                 Tax Allocation Refunding Bonds, Central Business District
                 Redevelopment Project, Series 1987G, 6.750%, 7/01/10 (ETM)

        5,000   Orange County Sanitation District, California, Certificates           8/13 at 100.00      AA (4)          5,450,000
                 of Participation, Series 2003, 5.250%, 2/01/27 (Pre-refunded
                 8/01/13) - FGIC Insured

        8,565   Palmdale, California, GNMA Mortgage-Backed Securities Program           No Opt. Call         AAA          5,735,895
                 Single Family Mortgage Revenue Bonds, Series 1988A,
                 0.000%, 3/01/17 (ETM)

        3,300   Puerto Rico Highway and Transportation Authority, Highway             7/12 at 100.00         AAA          3,561,393
                 Revenue Bonds, Series 2002D, 5.375%, 7/01/36
                 (Pre-refunded 7/01/12)

       20,415   San Bernardino County, California, GNMA Mortgage-Backed                 No Opt. Call         AAA          9,524,002
                 Securities Program Single Family Home Mortgage Revenue
                 Bonds, Series 1988A, 0.000%, 9/01/21 (Alternative
                 Minimum Tax) (ETM)

        3,000   Virgin Islands Public Finance Authority, Gross Receipts Taxes        10/10 at 101.00    BBB+ (4)          3,294,060
                 Loan Note, Series 1999A, 6.500%, 10/01/24
                 (Pre-refunded 10/01/10)

------------------------------------------------------------------------------------------------------------------------------------
       85,200   Total U.S. Guaranteed                                                                                    76,175,843
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 3.3% (3.1% OF TOTAL INVESTMENTS)

        2,445   California Statewide Community Development Authority,                 6/08 at 100.50         N/R          2,219,742
                 Certificates of Participation Refunding, Rio Bravo Fresno
                 Project, Series 1999A, 6.500%, 12/01/18 (6)

        1,800   Long Beach Bond Finance Authority, California, Natural Gas              No Opt. Call          A1          1,616,292
                 Purchase Revenue Bonds, Series 2007A, 5.500%, 11/15/37

          605   Merced Irrigation District, California, Electric System Revenue       9/15 at 100.00          A-            564,701
                 Bonds, Series 2005, 5.125%, 9/01/31 - XLCA Insured

        3,470   Puerto Rico Industrial, Tourist, Educational, Medical and             6/10 at 101.00        Baa3          3,568,409
                 Environmental Control Facilities Financing Authority, Co-Generation
                 Facility Revenue Bonds, Series 2000A, 6.625%, 6/01/26
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        8,320   Total Utilities                                                                                           7,969,144
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 5.8% (5.5% OF TOTAL INVESTMENTS)

        1,500   California Department of Water Resources, Water System                6/15 at 100.00         AAA          1,515,345
                 Revenue Bonds, Central Valley Project, Series 2005AD,
                 5.000%, 12/01/22 - FSA Insured

        1,500   Castaic Lake Water Agency, California, Certificates of                8/16 at 100.00         AAA          1,405,005
                 Participation, Series 2006C, 5.000%, 8/01/36 - MBIA Insured

          410   Healdsburg Public Financing Authority, California, Wastewater         4/16 at 100.00         AAA            387,540
                 Revenue Bonds, Series 2006, 5.000%, 4/01/36 - MBIA Insured

          500   Los Angeles County Sanitation Districts Financing Authority,         10/13 at 100.00         AAA            501,425
                 California, Senior Revenue Bonds, Capital Projects,
                 Series 2003A, 5.000%, 10/01/23 - FSA Insured

        5,000   Los Angeles Department of Water and Power, California,                7/17 at 100.00         AAA          4,670,650
                 Waterworks Revenue Bonds, Series 2007A-2, 5.000%, 7/01/44 -
                 AMBAC Insured

          625   Sacramento County Sanitation District Financing Authority,            6/16 at 100.00          AA            599,781
                 California, Revenue Bonds, Series 2006, 5.000%, 12/01/31 -
                 FGIC Insured


                                       22

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$       1,580   San Diego County Water Authority, California, Water Revenue           5/12 at 101.00         AAA     $    1,537,593
                 Refunding Certificates of Participation, Series 2002A,
                 5.000%, 5/01/26 - MBIA Insured

        3,500   Woodbridge Irrigation District, California, Certificates of           7/13 at 100.00        BBB+          3,269,315
                 Participation, Water Systems Project, Series 2003,
                 5.625%, 7/01/43

------------------------------------------------------------------------------------------------------------------------------------
       14,615   Total Water and Sewer                                                                                    13,886,654
------------------------------------------------------------------------------------------------------------------------------------
$     273,595   Total Investments (cost $254,902,736) - 106.0%                                                          253,618,827
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (8.5)%                                                                      (20,421,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.5%                                                                      6,022,878
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  239,220,705
                ====================================================================================================================

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

                    The Portfolio of Investments reflects the ratings on certain bonds insured by AMBAC, FGIC, MBIA and XLCA as of February 29, 2008. Subsequent to February 29, 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and at least one rating agency further reduced the ratings for FGIC-insured and XLCA-insured bonds. As of February 29, 2008, one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.

               (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

               (5) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Directors.

               (6) This debt has been restructured to accommodate capital maintenance at the facility. Major highlights of the debt restructuring include the following: (1) the principal balance outstanding on and after December 1, 2007, shall accrue interest at a rate of 6.500% per annum commencing December 1, 2007; (2) the interest shall accrue but not be payable on June 1, 2008 or December 1, 2008, but shall instead be deferred and paid by the end of calendar year 2011; (3) no principal component shall be pre-payable from the Minimum Sinking Fund Account during calendar years 2008 and 2009 but such pre-payments shall recommence beginning in calendar year 2010 according to a revised schedule. Management believes that the restructuring is in the best interest of the Fund shareholders and that it is more-likely-than-not that the borrower will fulfill its obligation. Consequently the Fund continues to accrue interest on this obligation.

               N/R  Not rated.

             (ETM)  Escrowed to maturity.

              (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

NCP
Nuveen California Performance Plus Municipal Fund, Inc.
Portfolio of INVESTMENTS
                                                   February 29, 2008 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 6.0% (3.7% OF TOTAL INVESTMENTS)

$         705   California County Tobacco Securitization Agency, Tobacco              6/15 at 100.00         BBB     $      647,472
                 Settlement Asset-Backed Bonds, Sonoma County Tobacco
                 Securitization Corporation, Series 2005, 4.250%, 6/01/21

        3,000   Golden State Tobacco Securitization Corporation, California,          6/17 at 100.00         BBB          2,681,610
                 Enhanced Tobacco Settlement Asset-Backed Bonds,
                 Series 2007A-1, 5.750%, 6/01/47

       12,135   Golden State Tobacco Securitization Corporation, California,          6/22 at 100.00         BBB          7,247,629
                 Enhanced Tobacco Settlement Asset-Backed Bonds,
                 Series 2007A-2, 0.000%, 6/01/37

------------------------------------------------------------------------------------------------------------------------------------
       15,840   Total Consumer Staples                                                                                   10,576,711
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 8.7% (5.5% OF TOTAL INVESTMENTS)

          160   California Educational Facilities Authority, Revenue Bonds,          10/15 at 100.00          A3            145,750
                 University of Redlands, Series 2005A, 5.000%, 10/01/35

                California Educational Facilities Authority, Revenue Bonds,
                University of the Pacific, Series 2006:
          110    5.000%, 11/01/21                                                    11/15 at 100.00          A2            105,899
          150    5.000%, 11/01/25                                                    11/15 at 100.00          A2            138,863

        4,730   California Infrastructure Economic Development Bank, Revenue         10/11 at 101.00          A-          4,798,585
                 Bonds, J. David Gladstone Institutes, Series 2001,
                 5.500%, 10/01/21

        4,730   California State University, Systemwide Revenue Bonds,               11/12 at 100.00         AAA          4,785,625
                 Series 2002A, 5.000%, 11/01/19 - AMBAC Insured

        4,000   San Diego County, California, Certificates of Participation,          9/15 at 102.00        Baa3          3,340,760
                 Burnham Institute, Series 2006, 5.000%, 9/01/34

        2,000   University of California, Revenue Bonds, Multi-Purpose                5/13 at 100.00         AAA          2,098,240
                 Projects, Series 2003A, 5.125%, 5/15/17 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       15,880   Total Education and Civic Organizations                                                                  15,413,722
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 10.6% (6.6% OF TOTAL INVESTMENTS)

        1,455   California Health Facilities Financing Authority, Revenue Bonds,     11/15 at 100.00          A2          1,342,194
                 Cedars-Sinai Medical Center, Series 2005, 5.000%, 11/15/34

          375   California Health Facilities Financing Authority, Revenue Bonds,      4/16 at 100.00          A+            331,864
                 Kaiser Permanante System, Series 2006, 5.000%, 4/01/37

        6,385   California Health Facilities Financing Authority, Revenue Bonds,     11/16 at 100.00         AA-          5,869,092
                 Sutter Health, Series 2007A, 5.250%, 11/15/46 (UB)

        1,650   California Municipal Financing Authority, Certificates of             2/17 at 100.00        Baa2          1,346,961
                 Participation, Community Hospitals of Central California,
                 Series 2007, 5.250%, 2/01/46

        1,000   California Statewide Community Development Authority,                 7/15 at 100.00        BBB+            885,860
                 Revenue Bonds, Daughters of Charity Health System,
                 Series 2005A, 5.250%, 7/01/30

        5,220   California Statewide Community Development Authority,                 3/16 at 100.00          A+          4,629,931
                 Revenue Bonds, Kaiser Permanante System, Series 2006,
                 5.000%, 3/01/41

        1,755   California Statewide Community Development Authority,                 8/16 at 100.00          A+          1,639,556
                 Revenue Bonds, Kaiser Permanente System, Series 2001C,
                 5.250%, 8/01/31


                                       24

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE (continued)

$       1,355   California Statewide Community Development Authority,                   No Opt. Call         AAA     $    1,371,788
                 Revenue Bonds, Sherman Oaks Health System, Series 1998A,
                 5.000%, 8/01/22 - AMBAC Insured

        1,600   The Regents of the University of California, Medical Center           5/15 at 101.00         AAA          1,376,880
                 Pooled Revenue Bonds, Series 2007A, 4.500%, 5/15/37 -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       20,795   Total Health Care                                                                                        18,794,126
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 3.0% (1.9% OF TOTAL INVESTMENTS)

        1,500   California Statewide Community Development Authority, Student         8/12 at 100.00         N/R          1,342,125
                 Housing Revenue Bonds, EAH - Irvine East Campus Apartments,
                 LLC Project, Series 2002A, 5.500%, 8/01/22 - ACA Insured

        3,915   Los Angeles, California, GNMA Collateralized Multifamily Housing      3/08 at 101.00         AAA          3,924,044
                 Revenue Bonds, Ridgecroft Apartments, Series 1997E,
                 6.250%, 9/20/39 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        5,415   Total Housing/Multifamily                                                                                 5,266,169
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 0.3% (0.2% OF TOTAL INVESTMENTS)

          440   California Housing Finance Agency, Home Mortgage Revenue              2/16 at 100.00         Aa2            456,311
                 Bonds, Series 2006H, 5.750%, 8/01/30 - FGIC Insured
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 0.6% (0.4% OF TOTAL INVESTMENTS)

        1,250   California Pollution Control Financing Authority, Solid Waste         1/16 at 102.00         BBB          1,118,850
                 Disposal Revenue Bonds, Waste Management Inc.,
                 Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 2.3% (1.5% OF TOTAL INVESTMENTS)

        4,500   California Statewide Communities Development Authority,              12/17 at 100.00        Baa1          4,119,300
                 Revenue Bonds, Inland Regional Center Project, Series 2007,
                 5.250%, 12/01/27
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 20.5% (12.8% OF TOTAL INVESTMENTS)

            5   California State, General Obligation Bonds, Series 2004,              4/14 at 100.00          A+              4,863
                 5.250%, 4/01/34

        2,000   California, General Obligation Bonds, Series 2003,                    8/13 at 100.00         AAA          2,034,800
                 5.250%, 2/01/22 - CIFG Insured

                California, General Obligation Bonds, Series 2004:
          500    5.000%, 2/01/23                                                      2/14 at 100.00          A+            480,655
        3,950    5.200%, 4/01/26                                                      4/14 at 100.00          A+          3,850,421

        3,550   Centinela Valley Union High School District, Los Angeles County,        No Opt. Call         AAA          3,451,452
                 California, General Obligation Bonds, Series 2002A,
                 5.250%, 2/01/26 - MBIA Insured (5)

        1,400   Los Rios Community College District, Sacramento, El Dorado            8/14 at 102.00         AAA          1,400,896
                 and Yolo Counties, California, General Obligation Bonds,
                 Series 2006C, 5.000%, 8/01/24 - FSA Insured

        3,200   Murrieta Valley Unified School District, Riverside County,            9/17 at 100.00         AAA          2,854,208
                 California, General Obligation Bonds, Series 2007,
                 4.500%, 9/01/30 - FSA Insured

        4,765   North Orange County Community College District, California,             No Opt. Call          AA          1,477,674
                 General Obligation Bonds, Series 2003B, 0.000%, 8/01/27 -
                 FGIC Insured

        2,575   Oxnard School District, Ventura County, California, General           2/22 at 103.00         AAA          2,653,769
                 Obligation Refunding Bonds, Series 2001A, 5.750%, 8/01/30 -
                 MBIA Insured (5)

        6,000   Puerto Rico, General Obligation and Public Improvement Bonds,           No Opt. Call         AAA          6,486,960
                 Series 1993, 7.000%, 7/01/10 - MBIA Insured

                Riverside Community College District, California, General Obligation
                Bonds, Series 2004A:
           15    5.250%, 8/01/25 - MBIA Insured                                       8/14 at 100.00         AAA             15,129
           20    5.250%, 8/01/26 - MBIA Insured                                       8/14 at 100.00         AAA             20,107

          325   Roseville Joint Union High School District, Placer County,            8/15 at 100.00         AA-            317,486
                 California, General Obligation Bonds, Series 2006B,
                 5.000%, 8/01/27 - FGIC Insured


                                       25

NCP
Nuveen California Performance Plus Municipal Fund, Inc. (continued)
Portfolio of INVESTMENTS February 29, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       4,000   San Diego Unified School District, San Diego County, California,      7/13 at 101.00         AAA     $    4,361,040
                 General Obligation Bonds, Series 2003E, 5.250%, 7/01/22 -
                 FSA Insured

        3,000   San Jose-Evergreen Community College District, Santa Clara            9/10 at 100.00         Aa2          3,180,960
                 County, California, General Obligation Bonds, Series 2000B,
                 5.600%, 9/01/24 - FGIC Insured

        2,200   Santa Maria Joint Union High School District, Santa Barbara             No Opt. Call         Aaa          2,352,680
                 and San Luis Obispo Counties, California, General Obligation
                 Bonds, Series 2003B, 5.625%, 8/01/24 - FSA Insured

        1,440   Southwestern Community College District, San Diego County,            8/15 at 102.00         AAA          1,427,213
                 California, General Obligation Bonds, Series 2005,
                 5.000%, 8/01/24 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       38,945   Total Tax Obligation/General                                                                             36,370,313
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 34.6% (21.6% OF TOTAL INVESTMENTS)

        5,045   California State Public Works Board, Lease Revenue Bonds,             3/12 at 100.00         AAA          5,082,989
                 Department of Corrections, Series 2002A, 5.250%, 3/01/22 -
                 AMBAC Insured

        1,575   California State Public Works Board, Lease Revenue Bonds,            12/13 at 100.00           A          1,627,826
                 Department of General Services, Series 2003D, 5.500%, 6/01/20

        3,010   California State Public Works Board, Lease Revenue Bonds,             6/14 at 100.00           A          3,142,621
                 Department of Mental Health, Coalinga State Hospital,
                 Series 2004A, 5.500%, 6/01/19

        2,195   California, Economic Recovery Revenue Bonds, Series 2004A,            7/14 at 100.00         AA+          2,311,686
                 5.000%, 7/01/15

          400   Capistrano Unified School District, Orange County, California,        9/15 at 100.00           A            373,548
                 Special Tax Bonds, Community Facilities District, Series 2005,
                 5.000%, 9/01/24 - FGIC Insured

        1,210   Chino Redevelopment Agency, California, Merged Chino                  9/16 at 101.00         AAA          1,114,325
                 Redevelopment Project Area Tax Allocation Bonds, Series 2006,
                 5.000%, 9/01/38 - AMBAC Insured

        2,000   Coachella Valley Unified School District, Riverside County,           9/16 at 100.00         Aaa          1,851,580
                 California, Certificates of Participation, Series 2007,
                 5.000%, 9/01/31 - AMBAC Insured

        2,500   Corona Public Financing Authority, California, Superior Lien          9/09 at 102.00         AAA          2,527,600
                 Revenue Bonds, Series 1999A, 5.000%, 9/01/20 - FSA Insured

        1,660   Golden State Tobacco Securitization Corporation, California,          6/15 at 100.00         AAA          1,208,629
                 Enhanced Asset Backed Settlement Revenue Bonds,
                 Series 2005A, Trust Series 1500, 7.910%, 6/01/45 -
                 AMBAC Insured (IF)

        1,045   Hawthorne Community Redevelopment Agency, California,                 9/16 at 100.00          A-            994,641
                 Project Area 2 Tax Allocation Bonds, Series 2006,
                 5.250%, 9/01/36 - XLCA Insured

        1,750   Hesperia Community Redevelopment Agency, California,                  9/15 at 100.00          A3          1,623,300
                 Tax Allocation Bonds, Series 2005A, 5.000%, 9/01/25 -
                 XLCA Insured

                Irvine, California, Unified School District, Community Facilities
                District Special Tax Bonds, Series 2006A:
          195    5.000%, 9/01/26                                                      9/16 at 100.00         N/R            171,107
          450    5.125%, 9/01/36                                                      9/16 at 100.00         N/R            382,748

          730   Los Angeles Community Redevelopment Agency, California,               9/15 at 100.00         Aaa            663,212
                 Lease Revenue Bonds, Manchester Social Services Project,
                 Series 2005, 5.000%, 9/01/37 - AMBAC Insured

        6,665   Los Angeles County Public Works Financing Authority, California,        No Opt. Call         N/R          6,665,000
                 Lease Revenue Bonds, Series 2006B, Floaters 1940,
                 6.970%, 9/01/31

        3,335   Los Angeles County Public Works Financing Authority, California,        No Opt. Call        Baa3          2,592,696
                 Lease Revenue Bonds, Series 2006B, Residuals 1940,
                 0.7334%, 9/01/31 - FGIC Insured (IF)

        4,000   Los Angeles, California, Municipal Improvement Corporation,           1/17 at 100.00         AA-          3,564,560
                 Lease Revenue Bonds, Police Headquarters, Series 2006A,
                 4.750%, 1/01/31 - FGIC Insured

        1,395   Moreno Valley Unified School District, Riverside County,              3/14 at 100.00         AAA          1,401,459
                 California, Certificates of Participation, Series 2005,
                 5.000%, 3/01/22 - FSA Insured

        3,500   Murrieta Redevelopment Agency, California, Tax Allocation Bonds,      8/17 at 100.00         AAA          3,275,125
                 Series 2007A, 5.000%, 8/01/37 - MBIA Insured


                                       26

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,000   Paramount Redevelopment Agency, California, Tax Allocation            8/13 at 100.00         AAA     $      983,080
                 Bonds, Redevelopment Project Area 1, Series 2003,
                 5.000%, 8/01/23 - MBIA Insured

          350   Rialto Redevelopment Agency, California, Tax Allocation Bonds,        9/15 at 100.00          A-            324,401
                 Merged Project Area, Series 2005A, 5.000%, 9/01/35 -
                 XLCA Insured

        1,500   Riverside County Public Financing Authority, California,             10/15 at 100.00          A-          1,364,535
                 Tax Allocation Bonds, Multiple Projects, Series 2005A,
                 5.000%, 10/01/37 - XLCA Insured

        1,000   Rohnert Park Community Development Commission, California,            8/17 at 100.00           A            935,750
                 Redevelopment Project Tax Allocation Bonds, Series 2007R,
                 5.000%, 8/01/37 - FGIC Insured

          435   Roseville, California, Certificates of Participation, Public          8/13 at 100.00         AAA            419,009
                 Facilities, Series 2003A, 5.000%, 8/01/25 - AMBAC Insured

        1,000   Sacramento City Financing Authority, California, Lease Revenue          No Opt. Call         AAA          1,071,440
                 Refunding Bonds, Series 1993A, 5.400%, 11/01/20 - MBIA Insured

        5,000   San Marcos Public Facilities Authority, California, Tax Allocation    8/15 at 100.00         AAA          4,694,950
                 Bonds, Project Areas 2 and 3, Series 2005C, 5.000%, 8/01/35 -
                 AMBAC Insured

          750   San Mateo Union High School District, San Mateo County,              12/17 at 100.00         AAA            691,493
                 California, Certificates of Participation, Phase 1, Series 2007A,
                 5.000%, 12/15/30 - AMBAC Insured

                Santa Clara Redevelopment Agency, California, Tax Allocation Bonds,
                Bayshore North Project, Series 2003:
        2,695    5.000%, 6/01/20 - MBIA Insured                                       6/13 at 100.00         AAA          2,710,254
        1,500    5.000%, 6/01/21 - MBIA Insured                                       6/13 at 100.00         AAA          1,503,660

                Sweetwater Union High School District, San Diego County,
                California, Certificates of Participation, Series 2002:
        2,000    5.000%, 9/01/23 - FSA Insured                                        9/12 at 102.00         AAA          1,985,080
        4,015    5.000%, 9/01/24 - FSA Insured                                        9/12 at 102.00         AAA          3,997,133

------------------------------------------------------------------------------------------------------------------------------------
       63,905   Total Tax Obligation/Limited                                                                             61,255,437
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 26.5% (16.5% OF TOTAL INVESTMENTS)

        1,430   Bay Area Toll Authority, California, Revenue Bonds, San Francisco     4/16 at 100.00          AA          1,378,706
                 Bay Area Toll Bridge, Series 2006, 5.000%, 4/01/31

        6,500   Foothill/Eastern Transportation Corridor Agency, California,          1/14 at 101.00        BBB-          5,655,845
                 Toll Road Revenue Refunding Bonds, Series 1999, 0.000%, 1/15/29

                Long Beach, California, Harbor Revenue Bonds, Series 2000A:
        2,740    5.750%, 5/15/14 (Alternative Minimum Tax)                            5/10 at 101.00          AA          2,892,289
       11,885    5.750%, 5/15/15 (Alternative Minimum Tax)                            5/10 at 101.00          AA         12,545,568

        8,550   Port of Oakland, California, Revenue Bonds, Series 2000K,             5/10 at 100.00          A+          8,413,970
                 5.750%, 11/01/29 - FGIC Insured (Alternative Minimum Tax)

       14,000   San Francisco Airports Commission, California, Revenue Bonds,         5/10 at 101.00         AAA         14,019,456
                 San Francisco International Airport, Second Series 2000,
                 Issue 25, 5.500%, 5/01/24 - FSA Insured (Alternative
                 Minimum Tax)

        2,000   San Francisco Airports Commission, California, Revenue                5/11 at 100.00          A1          1,966,460
                 Refunding Bonds, San Francisco International Airport,
                 Second Series 2001, Issue 27B, 5.000%, 5/01/23 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       47,105   Total Transportation                                                                                     46,872,294
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 18.6% (11.6% OF TOTAL INVESTMENTS) (4)

        2,000   California County Tobacco Securitization Agency, Tobacco              6/10 at 100.00     N/R (4)          2,039,900
                 Settlement Asset-Backed Bonds, Sonoma County Tobacco
                 Funding Corporation, Series 2002B, 5.125%, 6/01/20
                 (Pre-refunded 6/01/10)

        3,000   California Department of Water Resources, Power Supply                5/12 at 101.00         Aaa          3,249,780
                 Revenue Bonds, Series 2002A, 5.125%, 5/01/18
                 (Pre-refunded 5/01/12)


                                       27

NCP
Nuveen California Performance Plus Municipal Fund, Inc. (continued)
Portfolio of INVESTMENTS February 29, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

$       5,360   California Infrastructure Economic Development Bank, First Lien         No Opt. Call         AAA     $    5,466,342
                 Revenue Bonds, San Francisco Bay Area Toll Bridge,
                 Series 2003A, 5.000%, 7/01/23 - FSA Insured (ETM)

        4,000   Contra Costa County, California, GNMA Mortgage-Backed Securities        No Opt. Call         AAA          5,175,600
                 Program Home Mortgage Revenue Bonds, Series 1988,
                 8.250%, 6/01/21 (Alternative Minimum Tax) (ETM)

        3,750   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         AAA          4,045,313
                 Enhanced Tobacco Settlement Asset-Backed Bonds,
                 Series 2003B, 5.500%, 6/01/33 (Pre-refunded 6/01/13)

        3,000   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         AAA          3,413,220
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                 6.750%, 6/01/39 (Pre-refunded 6/01/13)

        5,000   Los Angeles Unified School District, California, General              7/10 at 100.00     AA- (4)          5,281,750
                 Obligation Bonds, Series 2000D, 5.375%, 7/01/25
                 (Pre-refunded 7/01/10) - FGIC Insured

        4,000   Puerto Rico Highway and Transportation Authority, Highway             7/12 at 100.00         AAA          4,316,840
                 Revenue Bonds, Series 2002D, 5.375%, 7/01/36
                 (Pre-refunded 7/01/12)

------------------------------------------------------------------------------------------------------------------------------------
       30,110   Total U.S. Guaranteed                                                                                    32,988,745
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 11.4% (7.2% OF TOTAL INVESTMENTS)

        4,210   California Statewide Community Development Authority, Certificates    6/08 at 100.50         N/R          3,822,133
                 of Participation Refunding, Rio Bravo Fresno Project,
                 Series 1999A, 6.300%, 12/01/18 (6)

        2,140   Long Beach Bond Finance Authority, California, Natural Gas              No Opt. Call          A1          1,921,592
                 Purchase Revenue Bonds, Series 2007A, 5.500%, 11/15/37

          725   Los Angeles Department of Water and Power, California,                7/13 at 100.00         AAA            730,184
                 Power System Revenue Bonds, Series 2003A-2,
                 5.000%, 7/01/21 - MBIA Insured

          500   Los Angeles Department of Water and Power, California,                7/15 at 100.00         AAA            484,565
                 Power System Revenue Bonds, Series 2005A-1,
                 5.000%, 7/01/31 - FSA Insured

          715   Merced Irrigation District, California, Electric System Revenue       9/15 at 100.00          A-            667,374
                 Bonds, Series 2005, 5.125%, 9/01/31 - XLCA Insured

       10,450   Orange County Public Financing Authority, California, Waste             No Opt. Call         Aaa         11,144,298
                 Management System Revenue Refunding Bonds, Series 1997,
                 5.250%, 12/01/13 - AMBAC Insured (Alternative Minimum Tax)

        1,000   Sacramento Municipal Utility District, California, Electric Revenue     No Opt. Call          A1          1,003,600
                 Bonds, Series 2004T, 5.250%, 5/15/23 - FGIC Insured

          500   Sacramento Municipal Utility District, California, Electric Revenue   8/12 at 100.00         AAA            508,710
                 Refunding Bonds, Series 2002Q, 5.250%, 8/15/22 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       20,240   Total Utilities                                                                                          20,282,456
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 16.8% (10.5% OF TOTAL INVESTMENTS)

        1,000   California Statewide Community Development Authority, Water          10/13 at 100.00         AAA          1,013,960
                 and Wastewater Revenue Bonds, Pooled Financing Program,
                 Series 2003A, 5.250%, 10/01/23 - FSA Insured

        2,500   El Centro Financing Authority, California, Water Revenue Bonds,      10/16 at 100.00         AAA          2,319,150
                 Series 2006A, 4.750%, 10/01/31 - FSA Insured

          490   Healdsburg Public Financing Authority, California, Wastewater         4/16 at 100.00         AAA            463,158
                 Revenue Bonds, Series 2006, 5.000%, 4/01/36 - MBIA Insured

        4,770   Los Angeles Department of Water and Power, California,                7/14 at 100.00         AAA          4,914,722
                 Waterworks Revenue Bonds, Series 2004C, 5.250%, 7/01/20 -
                 MBIA Insured

        2,500   Pajaro Valley Water Management Agency, California, Revenue            3/09 at 101.00         AAA          2,507,000
                 Certificates of Participation, Series 1999A, 5.750%, 3/01/29 -
                 AMBAC Insured

        5,985   Sacramento County Sanitation District Financing Authority,           12/10 at 101.00          AA          6,354,155
                 California, Revenue Bonds, Series 2000A, 5.250%, 12/01/12


                                       28

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$         750   Sacramento County Sanitation District Financing Authority,            6/16 at 100.00          AA     $      710,573
                 California, Revenue Bonds, Series 2006, 5.000%, 12/01/36 -
                 FGIC Insured

        4,000   Sacramento County Sanitation District Financing Authority,              No Opt. Call         AAA          4,296,520
                 California, Revenue Refunding Bonds, Series 2001,
                 5.500%, 12/01/20 - AMBAC Insured

        4,585   Santa Maria, California, Subordinate Water and Wastewater             8/12 at 101.00         AAA          4,629,612
                 Revenue Certificates of Participation, Series 1997A,
                 5.550%, 8/01/27 - AMBAC Insured

        1,700   South Gate Utility Authority, California, Subordinate Revenue        10/11 at 102.00           A          1,672,273
                 Bonds, Water and Sewer System Projects, Series 2001,
                 5.000%, 10/01/22 - FGIC Insured

          945   Woodbridge Irrigation District, California, Certificates of           7/13 at 100.00        BBB+            882,715
                 Participation, Water Systems Project, Series 2003,
                 5.625%, 7/01/43

------------------------------------------------------------------------------------------------------------------------------------
       29,225   Total Water and Sewer                                                                                    29,763,838
------------------------------------------------------------------------------------------------------------------------------------
$     293,650   Total Investments (cost $289,348,704) - 159.9%                                                          283,278,272
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (2.4)%                                                                       (4,258,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.3%                                                                      4,168,618
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (59.8)% (7)                                                   (106,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  177,188,890
                ====================================================================================================================

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

                    The Portfolio of Investments reflects the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and XLCA as of February 29, 2008. Subsequent to February 29, 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and at least one rating agency further reduced the ratings for CIFG-insured, FGIC-insured and XLCA-insured bonds. As of February 29, 2008, one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.

               (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

               (5) The issuer has received a formal adverse determination from the Internal Revenue Service (the "IRS") regarding the tax-exempt status of the bonds' coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that is formally determined that the interest on the bonds should be treated as taxable.

               (6) This debt has been restructured to accommodate capital maintenance at the facility. Major highlights of the debt restructuring include the following: (1) the principal balance outstanding on and after December 1, 2007, shall accrue interest at a rate of 6.500% per annum commencing December 1, 2007; (2) the interest shall accrue but not be payable on June 1, 2008 or December 1, 2008, but shall instead be deferred and paid by the end of calendar year 2011; (3) no principal component shall be pre-payable from the Minimum Sinking Fund Account during calendar years 2008 and 2009 but such pre-payments shall recommence beginning in calendar year 2010 according to a revised schedule. Management believes that the restructuring is in the best interest of the Fund shareholders and that it is more-likely-than-not that the borrower will fulfill its obligation. Consequently the Fund continues to accrue interest on this obligation.

               (7) Preferred Shares, at Liquidation Value as a percentage of total investments is (37.4)%.

               N/R  Not rated.

             (ETM)  Escrowed to maturity.

              (IF)  Inverse floating rate investment.

              (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

NCO
Nuveen California Municipal Market Opportunity Fund, Inc.
Portfolio of INVESTMENTS
                                                   February 29, 2008 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 6.3% (3.9% OF TOTAL INVESTMENTS)

$         450   California County Tobacco Securitization Agency, Tobacco              6/15 at 100.00         BBB     $      413,280
                 Settlement Asset-Backed Bonds, Sonoma County Tobacco
                 Securitization Corporation, Series 2005, 4.250%, 6/01/21

        2,000   Golden State Tobacco Securitization Corporation, California,          6/17 at 100.00         BBB          1,787,740
                 Enhanced Tobacco Settlement Asset-Backed Bonds,
                 Series 2007A-1, 5.750%, 6/01/47

        8,090   Golden State Tobacco Securitization Corporation, California,          6/22 at 100.00         BBB          4,831,753
                 Enhanced Tobacco Settlement Asset-Backed Bonds,
                 Series 2007A-2, 0.000%, 6/01/37

------------------------------------------------------------------------------------------------------------------------------------
       10,540   Total Consumer Staples                                                                                    7,032,773
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 2.6% (1.6% OF TOTAL INVESTMENTS)

          100   California Educational Facilities Authority, Revenue Bonds,          10/15 at 100.00          A3             91,094
                 University of Redlands, Series 2005A, 5.000%, 10/01/35

                California Educational Facilities Authority, Revenue Bonds,
                University of the Pacific, Series 2006:
           70    5.000%, 11/01/21                                                    11/15 at 100.00          A2             67,390
           95    5.000%, 11/01/25                                                    11/15 at 100.00          A2             87,946

        1,000   California Infrastructure Economic Development Bond Bank,             7/15 at 100.00         Aa3            975,940
                 Revenue Bonds, Scripps Research Institute, Series 2005A,
                 5.000%, 7/01/24

        2,000   San Diego County, California, Certificates of Participation,          9/15 at 102.00        Baa3          1,670,380
                 Burnham Institute, Series 2006, 5.000%, 9/01/34

------------------------------------------------------------------------------------------------------------------------------------
        3,265   Total Education and Civic Organizations                                                                   2,892,750
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 17.6% (10.9% OF TOTAL INVESTMENTS)

          930   California Health Facilities Financing Authority, Revenue Bonds,     11/15 at 100.00          A2            857,897
                 Cedars-Sinai Medical Center, Series 2005, 5.000%, 11/15/34

          240   California Health Facilities Financing Authority, Revenue Bonds,      4/16 at 100.00          A+            212,393
                 Kaiser Permanante System, Series 2006, 5.000%, 4/01/37

        5,305   California Health Facilities Financing Authority, Revenue Bonds,     11/16 at 100.00         AA-          4,876,356
                 Sutter Health, Series 2007A, 5.250%, 11/15/46 (UB)

        3,200   California Infrastructure Economic Development Bank, Revenue          8/11 at 102.00          A+          3,140,224
                 Bonds, Kaiser Hospital Assistance LLC, Series 2001A,
                 5.550%, 8/01/31

        1,060   California Municipal Financing Authority, Certificates of             2/17 at 100.00        Baa2            865,320
                 Participation, Community Hospitals of Central California,
                 Series 2007, 5.250%, 2/01/46

        1,000   California Statewide Community Development Authority,                10/17 at 100.00          A+            889,350
                 Insured Health Facility Revenue Bonds, Henry Mayo Newhall
                 Memorial Hospital, Series 2007A, 5.000%, 10/01/37

        3,340   California Statewide Community Development Authority, Revenue         3/16 at 100.00          A+          2,962,446
                 Bonds, Kaiser Permanante System, Series 2006, 5.000%, 3/01/41

        1,135   California Statewide Community Development Authority,                 8/16 at 100.00          A+          1,060,340
                 Revenue Bonds, Kaiser Permanente System, Series 2001C,
                 5.250%, 8/01/31


                                       30

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE (continued)

$         675   California Statewide Community Development Authority,                   No Opt. Call         AAA     $      683,363
                 Revenue Bonds, Sherman Oaks Health System, Series 1998A,
                 5.000%, 8/01/22 - AMBAC Insured

        3,690   Rancho Mirage Joint Powers Financing Authority, California,           7/17 at 100.00          A3          3,263,399
                 Revenue Bonds, Eisenhower Medical Center, Series 2007A,
                 5.000%, 7/01/38

        1,000   The Regents of the University of California, Medical Center           5/15 at 101.00         AAA            860,550
                 Pooled Revenue Bonds, Series 2007A, 4.500%, 5/15/37 -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       21,575   Total Health Care                                                                                        19,671,638
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 0.3% (0.1% OF TOTAL INVESTMENTS)

          280   California Housing Finance Agency, Home Mortgage Revenue              2/16 at 100.00         Aa2            290,380
                 Bonds, Series 2006H, 5.750%, 8/01/30 - FGIC Insured
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 0.6% (0.3% OF TOTAL INVESTMENTS)

          750   California Pollution Control Financing Authority, Solid Waste         1/16 at 102.00         BBB            671,310
                 Disposal Revenue Bonds, Waste Management Inc.,
                 Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 2.4% (1.5% OF TOTAL INVESTMENTS)

        2,900   California Statewide Communities Development Authority,              12/17 at 100.00        Baa1          2,654,660
                 Revenue Bonds, Inland Regional Center Project, Series 2007,
                 5.250%, 12/01/27
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 21.0% (13.0% OF TOTAL INVESTMENTS)

        4,125   Alameda Unified School District, Alameda County, California,            No Opt. Call         AAA          1,559,951
                 General Obligation Bonds, Series 2004A, 0.000%, 8/01/25 -
                 FSA Insured

                California, General Obligation Bonds, Series 2003:
        1,000    5.250%, 11/01/19 - RAAI Insured                                     11/13 at 100.00          AA          1,017,720
        1,000    5.250%, 2/01/22 - CIFG Insured                                       8/13 at 100.00         AAA          1,017,400

        1,350   Coachella Valley Unified School District, Riverside County,           8/15 at 100.00           A          1,258,632
                 California, General Obligation Bonds, Series 2005A,
                 5.000%, 8/01/30 - FGIC Insured

        3,230   Fullerton Joint Union High School District, Orange County,            8/15 at 100.00         Aa3          3,159,198
                 California, General Obligation Bonds, Series 2005B,
                 5.000%, 8/01/27 - FGIC Insured

        2,150   Los Rios Community College District, Sacramento,                      8/14 at 102.00         AAA          2,151,376
                 El Dorado and Yolo Counties, California, General Obligation
                 Bonds, Series 2006C, 5.000%, 8/01/24 - FSA Insured

        4,100   Monrovia Unified School District, Los Angeles County,                   No Opt. Call          A+          1,271,451
                 California, General Obligation Bonds, Series 2001B,
                 0.000%, 8/01/27 - FGIC Insured

        2,500   Oakland Unified School District, Alameda County, California,          8/12 at 100.00           A          2,463,950
                 General Obligation Bonds, Series 2002, 5.250%, 8/01/21 -
                 FGIC Insured

        1,000   Pomona Unified School District, Los Angeles County, California,       8/11 at 103.00         AAA          1,110,930
                 General Obligation Refunding Bonds, Series 1997A,
                 6.150%, 8/01/15 - MBIA Insured

           25   Riverside Community College District, California, General             8/14 at 100.00         AAA             25,311
                 Obligation Bonds, Series 2004A, 5.250%, 8/01/24 - MBIA Insured

          210   Roseville Joint Union High School District, Placer County,            8/15 at 100.00         AA-            205,145
                 California, General Obligation Bonds, Series 2006B,
                 5.000%, 8/01/27 - FGIC Insured

        5,000   San Diego Unified School District, California, General                7/10 at 100.00         AAA          5,231,150
                 Obligation Bonds, Election of 1998, Series 2000B,
                 5.125%, 7/01/21 - MBIA Insured

        4,970   San Rafael City High School District, Marin County,                     No Opt. Call          AA          1,561,723
                 California, General Obligation Bonds, Series 2004B,
                 0.000%, 8/01/27 - FGIC Insured

        4,175   Southwestern Community College District, San Diego County,              No Opt. Call         AA-          1,501,706
                 California, General Obligation Bonds, Series 2004,
                 0.000%, 8/01/25 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       34,835   Total Tax Obligation/General                                                                             23,535,643
------------------------------------------------------------------------------------------------------------------------------------


                                       31

NCO
Nuveen California Municipal Market Opportunity Fund, Inc. (continued)
Portfolio of INVESTMENTS February 29, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 28.0% (17.3% OF TOTAL INVESTMENTS)

$       2,000   California State Public Works Board, Lease Revenue Bonds,             6/14 at 100.00           A     $    2,088,120
                 Department of Mental Health, Coalinga State Hospital,
                 Series 2004A, 5.500%, 6/01/19

        1,420   California, Economic Recovery Revenue Bonds, Series 2004A,            7/14 at 100.00         AA+          1,495,487
                 5.000%, 7/01/15

          260   Capistrano Unified School District, Orange County, California,        9/15 at 100.00           A            242,806
                 Special Tax Bonds, Community Facilities District, Series 2005,
                 5.000%, 9/01/24 - FGIC Insured

          770   Chino Redevelopment Agency, California, Merged Chino                  9/16 at 101.00         AAA            709,116
                 Redevelopment Project Area Tax Allocation Bonds, Series 2006,
                 5.000%, 9/01/38 - AMBAC Insured

        1,035   Hawthorne Community Redevelopment Agency, California,                 9/16 at 100.00          A-            985,123
                 Project Area 2 Tax Allocation Bonds, Series 2006,
                 5.250%, 9/01/36 - XLCA Insured

                Irvine, California, Unified School District, Community Facilities
                District Special Tax Bonds, Series 2006A:
          125    5.000%, 9/01/26                                                      9/16 at 100.00         N/R            109,684
          290    5.125%, 9/01/36                                                      9/16 at 100.00         N/R            246,660

          470   Los Angeles Community Redevelopment Agency, California,               9/15 at 100.00         Aaa            427,000
                 Lease Revenue Bonds, Manchester Social Services Project,
                 Series 2005, 5.000%, 9/01/37 - AMBAC Insured

                Modesto Schools Infrastructure Financing Agency, Stanislaus
                County, California, Special Tax Revenue Bonds, Series 2004:
        1,375    5.250%, 9/01/25 - AMBAC Insured                                      9/14 at 100.00         AAA          1,347,253
        1,500    5.250%, 9/01/26 - AMBAC Insured                                      9/14 at 100.00         AAA          1,461,885

       10,900   Ontario Redevelopment Financing Authority, San Bernardino               No Opt. Call         AAA         13,223,770
                 County, California, Revenue Refunding Bonds, Redevelopment
                 Project 1, Series 1995, 7.400%, 8/01/25 - MBIA Insured

        1,000   Ontario, California, Special Tax Bonds, Community Facilities          3/08 at 101.00         N/R          1,003,240
                 District 5, Freeway Interchange Project, Series 1997,
                 6.375%, 9/01/17

        1,065   Panama-Buena Vista Union School District, California,                 9/16 at 100.00         AAA          1,032,624
                 Certificates of Participation, School Construction Project,
                 Series 2006, 5.000%, 9/01/22 - MBIA Insured

          225   Rialto Redevelopment Agency, California, Tax Allocation Bonds,        9/15 at 100.00          A-            208,544
                 Merged Project Area, Series 2005A, 5.000%, 9/01/35 -
                 XLCA Insured

          280   Roseville, California, Certificates of Participation, Public          8/13 at 100.00         AAA            269,707
                 Facilities, Series 2003A, 5.000%, 8/01/25 - AMBAC Insured

        2,500   Sacramento City Financing Authority, California, Lease Revenue          No Opt. Call         AAA          2,607,425
                 Refunding Bonds, Series 1993A, 5.400%, 11/01/20 -
                 AMBAC Insured

        2,255   San Bernardino County, California, Certificates of Participation,     8/08 at 100.00         AAA          2,257,526
                 Medical Center Financing Project, Series 1995,
                 5.500%, 8/01/22 - MBIA Insured

        1,200   San Jose Financing Authority, California, Lease Revenue               9/11 at 100.00         AAA          1,208,616
                 Refunding Bonds, Convention Center Project, Series 2001F,
                 5.000%, 9/01/20 - MBIA Insured

          485   San Mateo Union High School District, San Mateo County,              12/17 at 100.00         AAA            447,165
                 California, Certificates of Participation, Phase 1, Series 2007A,
                 5.000%, 12/15/30 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       29,155   Total Tax Obligation/Limited                                                                             31,371,751
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 24.2% (14.9% OF TOTAL INVESTMENTS)

        4,000   Foothill/Eastern Transportation Corridor Agency, California,          1/14 at 101.00        BBB-          3,480,520
                 Toll Road Revenue Refunding Bonds, Series 1999, 0.000%, 1/15/29

        8,500   Long Beach, California, Harbor Revenue Bonds, Series 2000A,           5/10 at 101.00          AA          8,972,430
                 5.750%, 5/15/14 (Alternative Minimum Tax)

        5,250   Port of Oakland, California, Revenue Bonds, Series 2000K,             5/10 at 100.00          A+          5,166,473
                 5.750%, 11/01/29 - FGIC Insured (Alternative Minimum Tax)


                                       32

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION (continued)

                San Francisco Airports Commission, California, Revenue Bonds,
                San Francisco International Airport, Second Series 2000, Issue 25:
$       2,515    5.500%, 5/01/24 - FSA Insured (Alternative Minimum Tax)              5/10 at 101.00         AAA     $    2,518,496
        3,100    5.750%, 5/01/30 - FSA Insured (Alternative Minimum Tax)              5/10 at 101.00         AAA          3,112,245

        1,250   San Francisco Airports Commission, California, Revenue                5/10 at 101.00          A1          1,250,375
                 Bonds, San Francisco International Airport, Second Series 2000,
                 Issue 26B, 5.000%, 5/01/21 - FGIC Insured

        2,465   San Francisco Airports Commission, California, Special Facilities     7/08 at 102.00         AAA          2,517,628
                 Lease Revenue Bonds, San Francisco International Airport,
                 SFO Fuel Company LLC, Series 2000A, 6.125%, 1/01/27 - FSA
                 Insured (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       27,080   Total Transportation                                                                                     27,018,167
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 29.2% (18.0% OF TOTAL INVESTMENTS) (4)

        1,260   California County Tobacco Securitization Agency, Tobacco              6/10 at 100.00     N/R (4)          1,285,137
                 Settlement Asset-Backed Bonds, Sonoma County Tobacco
                 Funding Corporation, Series 2002B, 5.125%, 6/01/20
                 (Pre-refunded 6/01/10)

        3,000   California Department of Water Resources, Power Supply Revenue        5/12 at 101.00         Aaa          3,249,780
                 Bonds, Series 2002A, 5.125%, 5/01/18 (Pre-refunded 5/01/12)

          400   California Health Facilities Financing Authority, Revenue Bonds,     12/09 at 101.00     N/R (4)            426,452
                 Cedars-Sinai Medical Center, Series 1999A, 6.125%, 12/01/30
                 (Pre-refunded 12/01/09)

                California, General Obligation Bonds, Series 2004:
        1,000    5.125%, 2/01/27 (Pre-refunded 2/01/14)                               2/14 at 100.00      A+ (4)          1,080,770
        2,100    5.250%, 4/01/34 (Pre-refunded 4/01/14)                               4/14 at 100.00      A+ (4)          2,287,278

        2,000   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         AAA          2,190,700
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                 6.250%, 6/01/33 (Pre-refunded 6/01/13)

        5,000   Los Angeles Unified School District, California, General              7/10 at 100.00     AA- (4)          5,281,750
                 Obligation Bonds, Series 2000D, 5.375%, 7/01/25
                 (Pre-refunded 7/01/10) - FGIC Insured

        2,000   Monterey County, California, Certificates of Participation,           8/11 at 100.00         Aaa          2,122,300
                 Master Plan Financing, Series 2001, 5.000%, 8/01/21
                 (Pre-refunded 8/01/11) - MBIA Insured

          875   Orange County Water District, California, Revenue Certificates        8/13 at 100.00         AAA            829,351
                 of Participation, Series 2003B, 5.000%, 8/15/34 -
                 MBIA Insured (ETM)

        4,000   Pomona, California, GNMA/FHLMC Collateralized Single Family             No Opt. Call         AAA          5,016,360
                 Mortgage Revenue Refunding Bonds, Series 1990B,
                 7.500%, 8/01/23 (ETM)

        1,875   Riverside Community College District, California, General             8/14 at 100.00         AAA          2,048,681
                 Obligation Bonds, Series 2004A, 5.250%, 8/01/24
                 (Pre-refunded 8/01/14) - MBIA Insured

        5,000   Union City Community Redevelopment Agency, California,               10/09 at 101.00         AAA          5,266,150
                 Tax Allocation Revenue Bonds, Redevelopment Project,
                 Series 1999, 5.750%, 10/01/32 (Pre-refunded 10/01/09) -
                 AMBAC Insured

        1,530   University of California, Certificates of Participation, San Diego    1/10 at 101.00     Aa1 (4)          1,614,747
                 and Sacramento Campus Projects, Series 2002A,
                 5.250%, 1/01/20 (Pre-refunded 1/01/10)

------------------------------------------------------------------------------------------------------------------------------------
       30,040   Total U.S. Guaranteed                                                                                    32,699,456
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 5.1% (3.2% OF TOTAL INVESTMENTS)

        1,500   California Pollution Control Financing Authority, Revenue             9/09 at 101.00         AAA          1,503,315
                 Refunding Bonds, Southern California Edison Company,
                 Series 1999A, 5.450%, 9/01/29 - MBIA Insured

        2,815   California Statewide Community Development Authority,                 6/08 at 100.50         N/R          2,555,654
                 Certificates of Participation Refunding, Rio Bravo Fresno
                 Project, Series 1999A, 6.300%, 12/01/18 (5)

        1,365   Long Beach Bond Finance Authority, California, Natural Gas              No Opt. Call          A1          1,225,688
                 Purchase Revenue Bonds, Series 2007A, 5.500%, 11/15/37

          455   Merced Irrigation District, California, Electric System Revenue       9/15 at 100.00          A-            424,692
                 Bonds, Series 2005, 5.125%, 9/01/31 - XLCA Insured

------------------------------------------------------------------------------------------------------------------------------------
        6,135   Total Utilities                                                                                           5,709,349
------------------------------------------------------------------------------------------------------------------------------------


                                       33

NCO
Nuveen California Municipal Market Opportunity Fund, Inc. (continued)
Portfolio of INVESTMENTS February 29, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 24.7% (15.3% OF TOTAL INVESTMENTS)

$       3,330   California Department of Water Resources, Water System               12/11 at 100.00          AA     $    3,572,357
                 Revenue Bonds, Central Valley Project, Series 2001W,
                 5.500%, 12/01/15

        1,030   California Department of Water Resources, Water System Revenue          No Opt. Call          AA          1,134,906
                 Bonds, Central Valley Project, Series 2002X, 5.500%, 12/01/17 -
                 FGIC Insured

        2,500   El Centro Financing Authority, California, Water Revenue Bonds,      10/16 at 100.00         AAA          2,319,150
                 Series 2006A, 4.750%, 10/01/31 - FSA Insured

          750   Fortuna Public Finance Authority, California, Water Revenue          10/16 at 100.00         AAA            718,088
                 Bonds, Series 2006, 5.000%, 10/01/36 - FSA Insured

          315   Healdsburg Public Financing Authority, California, Wastewater         4/16 at 100.00         AAA            297,744
                 Revenue Bonds, Series 2006, 5.000%, 4/01/36 - MBIA Insured

        4,125   Orange County Water District, California, Revenue Certificates        8/13 at 100.00         AAA          3,780,645
                 of Participation, Series 2003B, 5.000%, 8/15/34 - MBIA Insured

        3,500   Placerville Public Financing Authority, California, Wastewater        9/16 at 100.00          A-          3,202,710
                 System Refinancing and Improvement Project Revenue Bonds,
                 Series 2006, 5.000%, 9/01/34 - XLCA Insured

          500   Sacramento County Sanitation District Financing Authority,            6/16 at 100.00          AA            479,825
                 California, Revenue Bonds, Series 2006, 5.000%, 12/01/31 -
                 FGIC Insured

        2,000   San Francisco City and County Public Utilities Commission,            4/13 at 100.00         AAA          2,033,360
                 California, Clean Water Revenue Refunding Bonds, Series 2003A,
                 5.250%, 10/01/20 - MBIA Insured

       10,000   Santa Maria, California, Subordinate Water and Wastewater             8/12 at 101.00         AAA         10,097,300
                 Revenue Certificates of Participation, Series 1997A,
                 5.550%, 8/01/27 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       28,050   Total Water and Sewer                                                                                    27,636,085
------------------------------------------------------------------------------------------------------------------------------------
$     194,605   Total Investments (cost $183,773,458) - 162.0%                                                          181,183,962
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (3.2)%                                                                       (3,536,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.0%                                                                      2,223,123
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (60.8)% (6)                                                    (68,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $ 111,871,085
                ====================================================================================================================

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

                    The Portfolio of Investments reflects the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and XLCA as of February 29, 2008. Subsequent to February 29, 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and at least one rating agency further reduced the ratings for CIFG-insured, FGIC-insured and XLCA-insured bonds. As of February 29, 2008, one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.

               (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

               (5) This debt has been restructured to accommodate capital maintenance at the facility. Major highlights of the debt restructuring include the following: (1) the principal balance outstanding on and after December 1, 2007, shall accrue interest at a rate of 6.500% per annum commencing December 1, 2007; (2) the interest shall accrue but not be payable on June 1, 2008 or December 1, 2008, but shall instead be deferred and paid by the end of calendar year 2011; (3) no principal component shall be pre-payable from the Minimum Sinking Fund Account during calendar years 2008 and 2009 but such pre-payments shall recommence beginning in calendar year 2010 according to a revised schedule. Management believes that the restructuring is in the best interest of the Fund shareholders and that it is more-likely-than-not that the borrower will fulfill its obligation. Consequently the Fund continues to accrue interest on this obligation.

               (6) Preferred Shares, at Liquidation Value as a percentage of total investments is (37.5)%.

               N/R  Not rated.

               (ETM) Escrowed to maturity.

               (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

NQC
Nuveen California Investment Quality Municipal Fund, Inc.
Portfolio of INVESTMENTS
                                                   February 29, 2008 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 6.6% (4.1% OF TOTAL INVESTMENTS)

                California County Tobacco Securitization Agency, Tobacco Settlement
                Asset-Backed Bonds, Sonoma County Tobacco Securitization
                Corporation, Series 2005:
$         740    4.250%, 6/01/21                                                      6/15 at 100.00         BBB     $      679,616
        3,500    5.250%, 6/01/45                                                      6/15 at 100.00         BBB          2,888,655

        2,000   Golden State Tobacco Securitization Corporation, California,          6/17 at 100.00         BBB          1,787,740
                 Enhanced Tobacco Settlement Asset-Backed Bonds,
                 Series 2007A-1, 5.750%, 6/01/47

        6,740   Golden State Tobacco Securitization Corporation, California,          6/22 at 100.00         BBB          4,025,465
                 Enhanced Tobacco Settlement Asset-Backed Bonds,
                 Series 2007A-2, 0.000%, 6/01/37

        3,500   Tobacco Securitization Authority of Northern California, Tobacco      6/15 at 100.00         BBB          2,989,455
                 Settlement Asset-Backed Bonds, Series 2005A-1, 5.375%, 6/01/38

------------------------------------------------------------------------------------------------------------------------------------
       16,480   Total Consumer Staples                                                                                   12,370,931
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 14.3% (9.0% OF TOTAL INVESTMENTS)

          575   California Educational Facilities Authority, Revenue Bonds, Chapman   4/08 at 101.00         AAA            580,566
                 University, Series 1996, 5.125%, 10/01/26 - CONNIE LEE Insured

        3,000   California Educational Facilities Authority, Revenue Bonds,          12/16 at 100.00        Baa3          2,428,980
                 Dominican University, Series 2006, 5.000%, 12/01/36

        2,000   California Educational Facilities Authority, Revenue Bonds,          10/15 at 100.00         Aaa          1,951,120
                 Occidental College, Series 2005A, 5.000%, 10/01/27 - MBIA Insured

          170   California Educational Facilities Authority, Revenue Bonds,          10/15 at 100.00          A3            154,860
                 University of Redlands, Series 2005A, 5.000%, 10/01/35

          930   California Educational Facilities Authority, Revenue Bonds,          11/10 at 100.00         Aaa            939,988
                 University of the Pacific, Series 2000, 5.750%, 11/01/30 -
                 MBIA Insured

                California Educational Facilities Authority, Revenue Bonds,
                University of the Pacific, Series 2006:
          120    5.000%, 11/01/21                                                    11/15 at 100.00          A2            115,526
          160    5.000%, 11/01/25                                                    11/15 at 100.00          A2            148,120

        6,000   California State Public Works Board, Lease Revenue Bonds,             4/08 at 102.00          A1          5,938,860
                 California State University Projects, Series 1997C,
                 5.400%, 10/01/22

        2,500   Long Beach Bond Financing Authority, California, Lease Revenue       11/11 at 101.00         AAA          2,382,050
                 Refunding Bonds, Long Beach Aquarium of the South Pacific,
                 Series 2001, 5.250%, 11/01/30 - AMBAC Insured

        4,000   University of California, General Revenue Bonds, Series 2006J,        5/15 at 101.00         AAA          3,484,320
                 4.500%, 5/15/35 - FSA Insured

                University of California, Revenue Bonds, Multi-Purpose Projects,
                Series 2003A:
        4,270    5.125%, 5/15/16 - AMBAC Insured                                      5/13 at 100.00         AAA          4,509,931
        3,000    5.125%, 5/15/17 - AMBAC Insured                                      5/13 at 100.00         AAA          3,147,360
        1,060    5.000%, 5/15/24 - AMBAC Insured                                      5/13 at 100.00         AAA          1,043,729

------------------------------------------------------------------------------------------------------------------------------------
       27,785   Total Education and Civic Organizations                                                                  26,825,410
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 11.5% (7.2% OF TOTAL INVESTMENTS)

        3,000   California Health Facilities Financing Authority, Revenue Bonds,      7/14 at 100.00           A          2,933,370
                 Catholic Healthcare West, Series 2004G, 5.250%, 7/01/23


                                       35

NQC
Nuveen California Investment Quality Municipal Fund, Inc. (continued)
Portfolio of INVESTMENTS February 29, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE (continued)

                California Health Facilities Financing Authority, Revenue Bonds,
                Kaiser Permanante System, Series 2006:
$         390    5.000%, 4/01/37                                                      4/16 at 100.00          A+     $      345,138
        2,355    5.250%, 3/01/45                                                      3/16 at 100.00          A+          2,155,272

        7,765   California Health Facilities Financing Authority, Revenue Bonds,     11/16 at 100.00         AA-          7,137,588
                 Sutter Health, Series 2007A, 5.250%, 11/15/46 (UB)

        1,750   California Municipal Financing Authority, Certificates of             2/17 at 100.00        Baa2          1,428,595
                 Participation, Community Hospitals of Central California,
                 Series 2007, 5.250%, 2/01/46

        5,515   California Statewide Community Development Authority, Revenue         3/16 at 100.00          A+          4,891,584
                 Bonds, Kaiser Permanante System, Series 2006, 5.000%, 3/01/41

        1,840   California Statewide Community Development Authority, Revenue         8/16 at 100.00          A+          1,718,965
                 Bonds, Kaiser Permanente System, Series 2001C, 5.250%, 8/01/31

        1,000   Stockton, California, Health Facility Revenue Bonds, Dameron          6/08 at 102.00        BBB+          1,011,200
                 Hospital Association, Series 1997A, 5.700%, 12/01/14

------------------------------------------------------------------------------------------------------------------------------------
       23,615   Total Health Care                                                                                        21,621,712
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 1.6% (1.0% OF TOTAL INVESTMENTS)

          455   California Housing Finance Agency, Home Mortgage Revenue              2/16 at 100.00         Aa2            471,867
                 Bonds, Series 2006H, 5.750%, 8/01/30 - FGIC Insured
                 (Alternative Minimum Tax)

        2,420   California Housing Finance Agency, Home Mortgage Revenue              2/16 at 100.00         Aa2          2,494,415
                 Bonds, Series 2006K, 5.500%, 2/01/42 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        2,875   Total Housing/Single Family                                                                               2,966,282
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 0.6% (0.3% OF TOTAL INVESTMENTS)

        1,250   California Pollution Control Financing Authority, Solid Waste         1/16 at 102.00         BBB          1,118,850
                 Disposal Revenue Bonds, Waste Management Inc.,
                 Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 3.6% (2.3% OF TOTAL INVESTMENTS)

        4,750   California Statewide Communities Development Authority,              12/17 at 100.00        Baa1          4,159,338
                 Revenue Bonds, Inland Regional Center Project, Series 2007,
                 5.375%, 12/01/37

        2,595   California Statewide Community Development Authority,                 4/09 at 101.00         BBB          2,598,140
                 Certificates of Participation, Internext Group, Series 1999,
                 5.375%, 4/01/17

------------------------------------------------------------------------------------------------------------------------------------
        7,345   Total Long-Term Care                                                                                      6,757,478
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 12.3% (7.8% OF TOTAL INVESTMENTS)

            5   California State, General Obligation Bonds, Series 2004,              4/14 at 100.00          A+              4,863
                 5.250%, 4/01/34

        2,000   California, General Obligation Bonds, Series 2003, 5.250%, 2/01/20    8/13 at 100.00          A+          2,038,520

        1,000   California, General Obligation Bonds, Series 2004, 5.000%, 2/01/21    2/14 at 100.00          A+            987,690

        2,395   Fontana Unified School District, San Bernardino County, California,   5/09 at 102.00          A+          2,513,792
                 General Obligation Refunding Bonds, Series 1997D,
                 5.800%, 5/01/17 - FGIC Insured

       10,060   Los Angeles, California, General Obligation Bonds, Series 2001A,      9/11 at 100.00          AA         10,148,426
                 5.000%, 9/01/21

        3,250   Puerto Rico, General Obligation and Public Improvement Bonds,           No Opt. Call         AAA          3,342,203
                 Series 2001A, 5.500%, 7/01/20 - MBIA Insured

           20   Riverside Community College District, California, General Obligation  8/14 at 100.00         AAA             20,536
                 Bonds, Series 2004A, 5.250%, 8/01/21 - MBIA Insured


                                       36

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$         345   Roseville Joint Union High School District, Placer County,            8/15 at 100.00         AA-     $      337,024
                 California, General Obligation Bonds, Series 2006B,
                 5.000%, 8/01/27 - FGIC Insured

        3,500   San Diego Unified School District, San Diego County, California,      7/13 at 101.00         AAA          3,815,910
                 General Obligation Bonds, Series 2003E, 5.250%, 7/01/24 -
                 FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       22,575   Total Tax Obligation/General                                                                             23,208,964
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 42.0% (26.5% OF TOTAL INVESTMENTS)

        3,000   California State Public Works Board, Lease Revenue Bonds,             6/14 at 100.00           A          3,108,150
                 Department of Mental Health, Coalinga State Hospital,
                 Series 2004A, 5.500%, 6/01/20

        3,000   California State Public Works Board, Lease Revenue Bonds,            12/11 at 102.00         AAA          2,887,410
                 Department of Mental Health, Hospital Addition, Series 2001A,
                 5.000%, 12/01/21 - AMBAC Insured

        2,350   California, Economic Recovery Revenue Bonds, Series 2004A,            7/14 at 100.00         AA+          2,474,926
                 5.000%, 7/01/15

          425   Capistrano Unified School District, Orange County, California,        9/15 at 100.00           A            396,895
                 Special Tax Bonds, Community Facilities District, Series 2005,
                 5.000%, 9/01/24 - FGIC Insured

        1,595   Fontana Public Financing Authority, California, Tax Allocation        9/11 at 101.00         AAA          1,599,737
                 Revenue Bonds, North Fontana Redevelopment Project,
                 Series 2003A, 5.375%, 9/01/25 - AMBAC Insured

          840   Golden State Tobacco Securitization Corporation, California,          6/15 at 100.00         AAA            611,596
                 Enhanced Asset Backed Settlement Revenue Bonds,
                 Series 2005A, Trust Series 1500, 7.910%, 6/01/45 -
                 AMBAC Insured (IF)

                Golden State Tobacco Securitization Corporation, California,
                Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A,
                Trust 2215-1:
        1,175    9.467%, 6/01/38 - FGIC Insured (IF)                                  6/15 at 100.00          A2            804,241
          825    9.467%, 6/01/45 - FGIC Insured (IF)                                  6/15 at 100.00         AAA            525,905

        7,935   Golden State Tobacco Securitization Corporation, California,          6/15 at 100.00         AAA          7,215,692
                 Tobacco Settlement Asset-Backed Revenue Bonds,
                 Series 2005A, 5.000%, 6/01/45 - AMBAC Insured

        1,770   Hawthorne Community Redevelopment Agency, California,                 9/16 at 100.00          A-          1,649,180
                 Project Area 2 Tax Allocation Bonds, Series 2006,
                 5.000%, 9/01/26 - XLCA Insured

        3,840   Hesperia Community Redevelopment Agency, California,                  9/15 at 100.00          A3          3,508,608
                 Tax Allocation Bonds, Series 2005A, 5.000%, 9/01/35 -
                 XLCA Insured

                Irvine, California, Unified School District, Community Facilities
                District Special Tax Bonds, Series 2006A:
          205    5.000%, 9/01/26                                                      9/16 at 100.00         N/R            179,881
          470    5.125%, 9/01/36                                                      9/16 at 100.00         N/R            399,759

          770   Los Angeles Community Redevelopment Agency, California,               9/15 at 100.00         Aaa            699,553
                 Lease Revenue Bonds, Manchester Social Services Project,
                 Series 2005, 5.000%, 9/01/37 - AMBAC Insured

        6,665   Los Angeles County Public Works Financing Authority, California,        No Opt. Call         N/R          6,665,000
                 Lease Revenue Bonds, Series 2006B, Floaters 1940,
                 6.970%, 9/01/31

        3,335   Los Angeles County Public Works Financing Authority, California,      9/16 at 100.00        Baa3          2,592,696
                 Lease Revenue Bonds, Series 2006B, Residuals 1940,
                 0.7334%, 9/01/31 - FGIC Insured (IF)

        4,130   Manteca Unified School District, San Joaquin County, California,      9/11 at 101.00         AAA          4,139,871
                 Special Tax Bonds, Community Facilities District 89-2,
                 Series 2001C, 5.000%, 9/01/23 - MBIA Insured

        3,890   Ontario Redevelopment Financing Authority, California, Lease          8/11 at 101.00         AAA          3,899,920
                 Revenue Bonds, Capital Projects, Series 2001, 5.000%, 8/01/21 -
                 AMBAC Insured

        3,600   Ontario Redevelopment Financing Authority, San Bernardino               No Opt. Call         AAA          4,367,484
                 County, California, Revenue Refunding Bonds, Redevelopment
                 Project 1, Series 1995, 7.400%, 8/01/25 - MBIA Insured

        1,685   Ontario, California, Special Tax Bonds, Community Facilities          3/08 at 101.00         N/R          1,690,459
                 District 5, Freeway Interchange Project, Series 1997,
                 6.375%, 9/01/17

        1,500   Orange County, California, Special Tax Bonds, Community Facilities    8/12 at 101.00         N/R          1,393,080
                 District 03-1 of Ladera Ranch, Series 2004A, 5.625%, 8/15/34


                                       37

NQC
Nuveen California Investment Quality Municipal Fund, Inc. (continued)
Portfolio of INVESTMENTS February 29, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,000   Paramount Redevelopment Agency, California, Tax Allocation Bonds,     8/13 at 100.00         AAA     $      983,080
                 Redevelopment Project Area 1, Series 2003, 5.000%, 8/01/23 -
                 MBIA Insured

          370   Rialto Redevelopment Agency, California, Tax Allocation Bonds,        9/15 at 100.00          A-            342,938
                 Merged Project Area, Series 2005A, 5.000%, 9/01/35 -
                 XLCA Insured

        2,000   Rohnert Park Community Development Commission, California,            8/17 at 100.00           A          1,871,500
                 Redevelopment Project Tax Allocation Bonds, Series 2007R,
                 5.000%, 8/01/37 - FGIC Insured

          460   Roseville, California, Certificates of Participation, Public          8/13 at 100.00         AAA            443,090
                 Facilities, Series 2003A, 5.000%, 8/01/25 - AMBAC Insured

        4,000   Sacramento City Financing Authority, California, Lease Revenue          No Opt. Call         AAA          4,171,880
                 Refunding Bonds, Series 1993A, 5.400%, 11/01/20 - AMBAC Insured

        2,000   San Jose Financing Authority, California, Lease Revenue Refunding     6/12 at 100.00         AAA          2,058,300
                 Bonds, Civic Center Project, Series 2002B, 5.250%, 6/01/19 -
                 AMBAC Insured

        3,535   San Jose Financing Authority, California, Lease Revenue Refunding     9/11 at 100.00         AAA          3,560,381
                 Bonds, Convention Center Project, Series 2001F, 5.000%, 9/01/20 -
                 MBIA Insured

        6,000   San Ramon Public Financing Authority, California, Tax Allocation      2/16 at 100.00         AAA          5,611,920
                 Revenue Bonds, Series 2006A, 5.000%, 2/01/38 -
                 AMBAC Insured (UB)

        2,840   Santa Clara Redevelopment Agency, California, Tax Allocation          6/13 at 100.00         AAA          2,792,203
                 Bonds, Bayshore North Project, Series 2003, 5.000%, 6/01/23 -
                 MBIA Insured

        5,250   Santa Cruz County Redevelopment Agency, California, Subordinate       9/10 at 102.00         AAA          5,220,285
                 Lien Tax Allocation Bonds, Live Oak and Soquel Community
                 Improvement Projects, Series 2000, 5.250%, 9/01/25 -
                 AMBAC Insured

        1,265   Washington Unified School District, Yolo County, California,          8/17 at 100.00         AAA          1,183,951
                 Certificates of Participation, Series 2007, 5.125%, 8/01/37 -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       81,725   Total Tax Obligation/Limited                                                                             79,049,571
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 28.8% (18.2% OF TOTAL INVESTMENTS)

       13,000   Alameda Corridor Transportation Authority, California, Senior        10/09 at 101.00         AAA         12,598,819
                 Lien Revenue Bonds, Series 1999A, 5.000%, 10/01/29 -
                 MBIA Insured

        2,080   Bay Area Toll Authority, California, Revenue Bonds, San Francisco     4/16 at 100.00          AA          2,005,390
                 Bay Area Toll Bridge, Series 2006, 5.000%, 4/01/31

        6,500   Foothill/Eastern Transportation Corridor Agency, California,          1/14 at 101.00        BBB-          5,655,845
                 Toll Road Revenue Refunding Bonds, Series 1999,
                 0.000%, 1/15/29

        9,980   Long Beach, California, Harbor Revenue Bonds, Series 2000A,           5/10 at 101.00          AA          9,968,123
                 5.500%, 5/15/25 (Alternative Minimum Tax)

        9,000   Port of Oakland, California, Revenue Bonds, Series 2000K,             5/10 at 100.00          A+          8,856,809
                 5.750%, 11/01/29 - FGIC Insured (Alternative Minimum Tax)

       15,000   San Francisco Airports Commission, California, Revenue Bonds,         5/10 at 101.00         AAA         15,059,249
                 San Francisco International Airport, Second Series 2000,
                 Issue 24A, 5.750%, 5/01/30 - FSA Insured
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       55,560   Total Transportation                                                                                     54,144,235
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 23.7% (15.0% OF TOTAL INVESTMENTS) (4)

        6,000   California Department of Water Resources, Power Supply Revenue        5/12 at 101.00         Aaa          6,499,560
                 Bonds, Series 2002A, 5.125%, 5/01/18 (Pre-refunded 5/01/12)

        2,070   California Educational Facilities Authority, Revenue Bonds,          11/10 at 100.00         Aaa          2,221,214
                 University of the Pacific, Series 2000, 5.750%, 11/01/30
                 (Pre-refunded 11/01/10) - MBIA Insured


                                       38

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

$       2,110   California Health Facilities Financing Authority, Revenue Bonds,     10/08 at 101.00         AAA     $    2,159,691
                 Kaiser Permanente System, Series 1998B, 5.250%, 10/01/12 (ETM)

        3,145   California, General Obligation Bonds, Series 2004,                    4/14 at 100.00      A+ (4)          3,425,471
                 5.250%, 4/01/34 (Pre-refunded 4/01/14)

        5,300   California, Various Purpose General Obligation Bonds,                 3/10 at 101.00         AAA          5,665,011
                 Series 2000, 5.750%, 3/01/27 (Pre-refunded 3/01/10) -
                 MBIA Insured

        2,000   Daly City Housing Development Finance Agency, California,            12/13 at 102.00      A- (4)          2,275,580
                 Mobile Home Park Revenue Bonds, Franciscan Mobile Home
                 Park Project, Series 2002A, 5.850%, 12/15/32
                 (Pre-refunded 12/15/13)

        2,250   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         AAA          2,440,463
                 Enhanced Tobacco Settlement Asset-Backed Bonds,
                 Series 2003B, 5.625%, 6/01/33 (Pre-refunded 6/01/13)

        1,935   Los Angeles Community Redevelopment Agency, California,               7/08 at 100.00     BBB (4)          1,940,128
                 Tax Allocation Refunding Bonds, Central Business District
                 Redevelopment Project, Series 1987G, 6.750%, 7/01/10 (ETM)

                Los Angeles County Metropolitan Transportation Authority,
                California, Proposition C Second Senior Lien Sales Tax Revenue
                Bonds, Series 2000A:
        8,005    5.250%, 7/01/25 (Pre-refunded 7/01/10) - FGIC Insured                7/10 at 101.00      AA (4)          8,508,515
        1,500    5.250%, 7/01/30 (Pre-refunded 7/01/10) - FGIC Insured                7/10 at 101.00      AA (4)          1,594,350

        2,285   Moreno Valley Unified School District, Riverside County,              8/14 at 100.00         AAA          2,496,660
                 California, General Obligation Bonds, Series 2004A,
                 5.250%, 8/01/24 (Pre-refunded 8/01/14) - FSA Insured

        4,000   Puerto Rico Highway and Transportation Authority, Highway             7/12 at 100.00         AAA          4,316,840
                 Revenue Bonds, Series 2002D, 5.375%, 7/01/36
                 (Pre-refunded 7/01/12)

        1,000   Tobacco Securitization Authority of Southern California,              6/12 at 100.00         AAA          1,087,120
                 Tobacco Settlement Asset-Backed Bonds, San Diego County
                 Tobacco Asset Securitization Corporation, Senior Series 2001A,
                 5.500%, 6/01/36 (Pre-refunded 6/01/12)

------------------------------------------------------------------------------------------------------------------------------------
       41,600   Total U.S. Guaranteed                                                                                    44,630,603
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 6.0% (3.8% OF TOTAL INVESTMENTS)

        2,250   Long Beach Bond Finance Authority, California, Natural Gas              No Opt. Call          A1          2,020,365
                 Purchase Revenue Bonds, Series 2007A, 5.500%, 11/15/37

        5,000   Los Angeles Department of Water and Power, California, Power          7/11 at 100.00         AAA          5,117,550
                 System Revenue Bonds, Series 2001A-1, 5.250%, 7/01/20 -
                 FSA Insured

          740   Merced Irrigation District, California, Electric System Revenue       9/15 at 100.00          A-            690,709
                 Bonds, Series 2005, 5.125%, 9/01/31 - XLCA Insured

        3,210   Turlock Irrigation District, California, Electric Revenue Bonds,      1/13 at 100.00         AAA          3,361,287
                 Series 2003A, 5.000%, 1/01/16 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       11,200   Total Utilities                                                                                          11,189,911
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 7.7% (4.8% OF TOTAL INVESTMENTS)

        3,330   California Department of Water Resources, Water System Revenue       12/11 at 100.00          AA          3,578,418
                 Bonds, Central Valley Project, Series 2001W, 5.500%, 12/01/16

          520   Healdsburg Public Financing Authority, California, Wastewater         4/16 at 100.00         AAA            491,514
                 Revenue Bonds, Series 2006, 5.000%, 4/01/36 - MBIA Insured

        1,500   Los Angeles Department of Water and Power, California,                7/14 at 100.00         AAA          1,558,845
                 Waterworks Revenue Bonds, Series 2004C, 5.250%, 7/01/19 -
                 MBIA Insured

        3,015   Oxnard Financing Authority, California, Wastewater Revenue            6/13 at 100.00          A+          3,134,997
                 Bonds, Series 2003, 5.000%, 6/01/17 - FGIC Insured


                                       39


NQC
Nuveen California Investment Quality Municipal Fund, Inc. (continued)
Portfolio of INVESTMENTS February 29, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$         870   Sacramento County Sanitation District Financing Authority,            6/16 at 100.00          AA     $      824,264
                 California, Revenue Bonds, Series 2006, 5.000%, 12/01/36 -
                 FGIC Insured

        1,310   San Elijo Joint Powers Authority, San Diego County, California,       3/12 at 101.00         AAA          1,377,662
                 Revenue Refunding Bonds, San Elijo Wastewater Facilities,
                 Series 2003, 5.000%, 3/01/17 - FSA Insured

        3,430   Westlands Water District, California, Revenue Certificates of         9/12 at 101.00         AAA          3,457,681
                 Participation, Series 2002, 5.250%, 9/01/22 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       13,975   Total Water and Sewer                                                                                    14,423,381
------------------------------------------------------------------------------------------------------------------------------------
$     305,985   Total Investments (cost $304,007,925) - 158.7%                                                          298,307,328
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (4.9)%                                                                       (9,170,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 5.8%                                                                     10,860,209
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (59.6)% (5)                                                   (112,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  187,997,537
                ====================================================================================================================

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

                    The Portfolio of Investments reflects the ratings on certain bonds insured by AMBAC, FGIC, MBIA and XLCA as of February 29, 2008. Subsequent to February 29, 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and at least one rating agency further reduced the ratings for FGIC-insured and XLCA-insured bonds. As of February 29, 2008, one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.

               (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

               (5) Preferred Shares, at Liquidation Value as a percentage of total investments is (37.5)%.

               N/R  Not rated.

             (ETM)  Escrowed to maturity.

              (IF)  Inverse floating rate investment.

              (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.


                                 See accompanying notes to financial statements.

NVC
Nuveen California Select Quality Municipal Fund, Inc.
Portfolio of INVESTMENTS
                                                   February 29, 2008 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 7.7% (4.8% OF TOTAL INVESTMENTS)

$       1,270   California County Tobacco Securitization Agency, Tobacco              6/15 at 100.00         BBB     $    1,166,368
                 Settlement Asset-Backed Bonds, Sonoma County Tobacco
                 Securitization Corporation, Series 2005, 4.250%, 6/01/21

        4,625   California County Tobacco Securitization Agency, Tobacco              6/12 at 100.00        Baa3          4,226,695
                 Settlement Asset-Backed Bonds, Stanislaus County Tobacco
                 Funding Corporation, Series 2002A, 5.500%, 6/01/33

        6,000   Golden State Tobacco Securitization Corporation, California,          6/17 at 100.00         BBB          5,363,220
                 Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-1,
                 5.750%, 6/01/47

       22,915   Golden State Tobacco Securitization Corporation, California,          6/22 at 100.00         BBB         13,685,984
                 Enhanced Tobacco Settlement Asset-Backed Bonds,
                 Series 2007A-2, 0.000%, 6/01/37

------------------------------------------------------------------------------------------------------------------------------------
       34,810   Total Consumer Staples                                                                                   24,442,267
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 2.9% (1.8% OF TOTAL INVESTMENTS)

          290   California Educational Facilities Authority, Revenue Bonds,          10/15 at 100.00          A3            264,173
                 University of Redlands, Series 2005A, 5.000%, 10/01/35

                California Educational Facilities Authority, Revenue Bonds,
                University of the Pacific, Series 2006:
          200    5.000%, 11/01/21                                                    11/15 at 100.00          A2            192,544
          270    5.000%, 11/01/25                                                    11/15 at 100.00          A2            249,953

        1,595   California Infrastructure Economic Development Bank, Revenue         10/12 at 100.00         Aa3          1,596,531
                 Bonds, Claremont University Consortium, Series 2003,
                 5.125%, 10/01/24

        1,740   California Infrastructure Economic Development Bond Bank,             7/15 at 100.00         Aa3          1,698,136
                 Revenue Bonds, Scripps Research Institute, Series 2005A,
                 5.000%, 7/01/24

        6,000   University of California, General Revenue Bonds, Series 2006J,        5/15 at 101.00         AAA          5,226,480
                 4.500%, 5/15/35 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       10,095   Total Education and Civic Organizations                                                                   9,227,817
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 17.6% (10.9% OF TOTAL INVESTMENTS)

        1,750   ABAG Finance Authority for Non-Profit Corporations, California,       4/12 at 100.00          A+          1,761,218
                 Cal-Mortgage Insured Revenue Bonds, Sansum-Santa Barbara
                 Medical Foundation Clinic, Series 2002A, 5.500%, 4/01/21

          545   California Health Facilities Financing Authority, Insured Health      7/08 at 100.00         AAA            542,368
                 Facility Revenue Refunding Bonds, Catholic Healthcare West,
                 Series 1994A, 4.750%, 7/01/19 - MBIA Insured

        2,675   California Health Facilities Financing Authority, Revenue Bonds,     11/15 at 100.00          A2          2,467,607
                 Cedars-Sinai Medical Center, Series 2005, 5.000%, 11/15/34

          675   California Health Facilities Financing Authority, Revenue Bonds,      4/16 at 100.00          A+            597,355
                 Kaiser Permanante System, Series 2006, 5.000%, 4/01/37

        6,085   California Health Facilities Financing Authority, Revenue Bonds,     11/16 at 100.00         AA-          4,609,874
                 Sutter Health, Residual Trust 2061, 9.162%, 11/15/46 (IF)

       15,145   California Health Facilities Financing Authority, Revenue Bonds,     11/16 at 100.00         AA-         13,921,284
                 Sutter Health, Series 2007A, 5.250%, 11/15/46 (UB)

        9,435   California Statewide Community Development Authority, Revenue         3/16 at 100.00          A+          8,368,468
                 Bonds, Kaiser Permanante System, Series 2006, 5.000%, 3/01/41

        3,140   California Statewide Community Development Authority, Revenue         8/16 at 100.00          A+          2,933,451
                 Bonds, Kaiser Permanente System, Series 2001C, 5.250%, 8/01/31


                                       41

NVC
Nuveen California Select Quality Municipal Fund, Inc. (continued)
Portfolio of INVESTMENTS February 29, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------

                HEALTH CARE (continued)

$       1,355   California Statewide Community Development Authority, Revenue           No Opt. Call         AAA     $    1,371,788
                 Bonds, Sherman Oaks Health System, Series 1998A,
                 5.000%, 8/01/22 - AMBAC Insured

        6,000   Madera County, California, Certificates of Participation, Valley      3/08 at 100.00         AAA          6,006,960
                 Children's Hospital Project, Series 1995, 5.750%, 3/15/28 -
                 MBIA Insured

       13,855   Rancho Mirage Joint Powers Financing Authority, California,           7/17 at 100.00          A3         12,253,223
                 Revenue Bonds, Eisenhower Medical Center, Series 2007A,
                 5.000%, 7/01/38

        1,050   Stockton, California, Health Facility Revenue Bonds, Dameron          6/08 at 102.00        BBB+          1,070,307
                 Hospital Association, Series 1997A, 5.450%, 12/01/10

------------------------------------------------------------------------------------------------------------------------------------
       61,710   Total Health Care                                                                                        55,903,903
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 1.8% (1.1% OF TOTAL INVESTMENTS)

        1,000   Independent Cities Lease Finance Authority, California, Revenue      11/14 at 100.00         N/R            909,430
                 Bonds, Morgan Hill, Hacienda Valley Mobile Home Park,
                 Series 2004A, 5.950%, 11/15/39

        4,750   Montclair Redevelopment Agency, California, Revenue Bonds,           12/10 at 102.00         N/R          4,662,885
                 Monterey Manor Mobile Home Estates Project, Series 2000,
                 6.400%, 12/15/30

------------------------------------------------------------------------------------------------------------------------------------
        5,750   Total Housing/Multifamily                                                                                 5,572,315
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 0.2% (0.2% OF TOTAL INVESTMENTS)

          790   California Housing Finance Agency, Home Mortgage Revenue              2/16 at 100.00         Aa2            819,285
                 Bonds, Series 2006H, 5.750%, 8/01/30 - FGIC Insured
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 2.1% (1.3% OF TOTAL INVESTMENTS)

        5,000   California Pollution Control Financing Authority, Solid Waste           No Opt. Call        BBB+          4,809,450
                 Disposal Revenue Bonds, Republic Services Inc., Series 2002C,
                 5.250%, 6/01/23 (Mandatory put 12/01/17)
                 (Alternative Minimum Tax)

        2,000   California Pollution Control Financing Authority, Solid Waste         1/16 at 102.00         BBB          1,790,160
                 Disposal Revenue Bonds, Waste Management Inc.,
                 Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        7,000   Total Industrials                                                                                         6,599,610
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 1.2% (0.8% OF TOTAL INVESTMENTS)

                California Statewide Communities Development Authority,
                Revenue Bonds, Inland Regional Center Project, Series 2007:
          460    5.250%, 12/01/27                                                    12/17 at 100.00        Baa1            421,084
        4,000    5.375%, 12/01/37                                                    12/17 at 100.00        Baa1          3,502,600

------------------------------------------------------------------------------------------------------------------------------------
        4,460   Total Long-Term Care                                                                                      3,923,684
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 19.0% (11.8% OF TOTAL INVESTMENTS)

                California, General Obligation Bonds, Series 2003:
        3,750    5.250%, 11/01/19 - RAAI Insured                                     11/13 at 100.00          AA          3,816,450
        1,000    5.250%, 2/01/22 - CIFG Insured                                       8/13 at 100.00         AAA          1,017,400
        5,000    5.250%, 2/01/22                                                      8/13 at 100.00          A+          5,034,900

                California, General Obligation Bonds, Series 2004:
        3,800    5.000%, 2/01/21                                                      2/14 at 100.00          A+          3,753,222
        1,850    5.200%, 4/01/26                                                      4/14 at 100.00          A+          1,803,362

        4,700   California, Various Purpose General Obligation Bonds,                 5/10 at 101.00          A1          4,899,233
                 Series 2000, 5.625%, 5/01/22 - FGIC Insured

        3,850   Coachella Valley Unified School District, Riverside County,           8/15 at 100.00           A          3,589,432
                 California, General Obligation Bonds, Series 2005A,
                 5.000%, 8/01/30 - FGIC Insured

                Fontana Unified School District, San Bernardino County, California,
                General Obligation Bonds, Series 2004:
        1,470    5.250%, 5/01/19 - MBIA Insured                                       5/14 at 100.00         AAA          1,511,983
        1,040    5.250%, 5/01/20 - MBIA Insured                                       5/14 at 100.00         AAA          1,060,779

        4,000   Long Beach Community College District, California, General            5/15 at 100.00         AA-          3,854,400
                 Obligation Bonds, Series 2005B, 5.000%, 5/01/30 - FGIC Insured


                                       42

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/GENERAL (continued)

$      10,060   Los Angeles, California, General Obligation Bonds,                    9/11 at 100.00          AA     $   10,171,062
                 Series 2001A, 5.000%, 9/01/20

                Los Rios Community College District, Sacramento, El Dorado and
                Yolo Counties, California, General Obligation Bonds, Series 2006C:
        2,710    5.000%, 8/01/25 - FSA Insured                                        8/14 at 102.00         AAA          2,691,220
        3,875    5.000%, 8/01/26 - FSA Insured                                        8/14 at 102.00         AAA          3,819,820

        6,000   North Orange County Community College District, California,             No Opt. Call          AA          1,860,660
                 General Obligation Bonds, Series 2003B, 0.000%, 8/01/27 -
                 FGIC Insured

        5,000   Puerto Rico, General Obligation and Public Improvement Bonds,           No Opt. Call         AAA          5,141,850
                 Series 2001A, 5.500%, 7/01/20 - MBIA Insured

          585   Roseville Joint Union High School District, Placer County,            8/15 at 100.00         AA-            571,475
                 California, General Obligation Bonds, Series 2006B,
                 5.000%, 8/01/27 - FGIC Insured

        3,760   West Contra Costa Unified School District, Contra Costa County,       8/11 at 101.00         AAA          3,780,567
                 California, General Obligation Bonds, Series 2003B,
                 5.000%, 8/01/22 - FSA Insured

        2,000   West Contra Costa Unified School District, Contra Costa County,       8/11 at 101.00           A          1,983,700
                 California, General Obligation Bonds, Series 2003C,
                 5.000%, 8/01/22 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       64,450   Total Tax Obligation/General                                                                             60,361,515
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 29.3% (18.2% OF TOTAL INVESTMENTS)

        2,870   Bell Community Redevelopment Agency, California, Tax Allocation      10/13 at 100.00          AA          2,871,205
                 Bonds, Bell Project Area, Series 2003, 5.500%, 10/01/23 -
                 RAAI Insured

                California State Public Works Board, Lease Revenue Bonds,
                Department of Mental Health, Coalinga State Hospital, Series
                2004A:
        4,000    5.500%, 6/01/21                                                      6/14 at 100.00           A          4,118,080
        2,000    5.500%, 6/01/23                                                      6/14 at 100.00           A          2,036,860

          730   Capistrano Unified School District, Orange County, California,        9/15 at 100.00           A            681,725
                 Special Tax Bonds, Community Facilities District, Series 2005,
                 5.000%, 9/01/24 - FGIC Insured

        1,000   Coachella Valley Unified School District, Riverside County,           9/16 at 100.00         Aaa            925,790
                 California, Certificates of Participation, Series 2007,
                 5.000%, 9/01/31 - AMBAC Insured

        3,000   Coronado Community Development Agency, California, Tax                9/15 at 100.00         AAA          2,818,740
                 Allocation Bonds, Community Development Project, Series 2005,
                 5.000%, 9/01/30 - AMBAC Insured

        1,030   Folsom Cordova Unified School District, Sacramento County,           10/14 at 100.00         AAA          1,022,811
                 California, General Obligation Bonds, School Facilities
                 Improvement District 2, Series 2004B, 5.000%, 10/01/25 -
                 FSA Insured

                Golden State Tobacco Securitization Corporation, California,
                Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A,
                Trust 2215-1:
        1,940    9.467%, 6/01/38 - FGIC Insured (IF)                                  6/15 at 100.00          A2          1,327,852
        1,355    9.467%, 6/01/45 - FGIC Insured (IF)                                  6/15 at 100.00         AAA            863,758

        1,785   Hawthorne Community Redevelopment Agency, California,                 9/16 at 100.00          A-          1,698,981
                 Project Area 2 Tax Allocation Bonds, Series 2006, 5.250%, 9/01/36 -
                 XLCA Insured

        1,500   Hesperia Unified School District, San Bernardino County,              2/17 at 100.00         AAA          1,373,685
                 California, Certificates of Participation, Capital Improvement,
                 Series 2007, 5.000%, 2/01/41 - AMBAC Insured

          435   Indian Wells Redevelopment Agency, California, Tax Allocation         9/13 at 100.00         AAA            437,597
                 Bonds, Consolidated Whitewater Project Area, Series 2003A,
                 5.000%, 9/01/20 - AMBAC Insured

                Irvine, California, Unified School District, Community Facilities
                District Special Tax Bonds, Series 2006A:
          350    5.000%, 9/01/26                                                      9/16 at 100.00         N/R            307,115
          805    5.125%, 9/01/36                                                      9/16 at 100.00         N/R            684,693

        3,000   La Quinta Redevelopment Agency, California, Tax Allocation            9/11 at 102.00         AAA          3,007,860
                 Bonds, Redevelopment Project Area 1, Series 2001,
                 5.000%, 9/01/21 - AMBAC Insured

        3,510   Long Beach Bond Financing Authority, California, Lease Revenue        4/08 at 102.00         AAA          3,337,308
                 and Refunding Bonds, Civic Center Project, Series 1997A,
                 5.000%, 10/01/27 - MBIA Insured


                                       43

NVC
Nuveen California Select Quality Municipal Fund, Inc. (continued)
Portfolio of INVESTMENTS February 29, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       4,315   Los Angeles Community Redevelopment Agency, California, Lease         9/15 at 100.00         Aaa     $    3,920,221
                 Revenue Bonds, Manchester Social Services Project,
                 Series 2005, 5.000%, 9/01/37 - AMBAC Insured

       16,500   Los Angeles County Metropolitan Transportation Authority,             7/08 at 101.00         AAA         16,394,070
                 California, Proposition C Second Senior Lien Sales Tax Revenue
                 Refunding Bonds, Series 1998A, 5.000%, 7/01/23 -
                 AMBAC Insured

                Los Angeles, California, Municipal Improvement Corporation,
                Lease Revenue Bonds, Police Headquarters, Series 2006A:
        1,000    5.000%, 1/01/25 - FGIC Insured                                       1/17 at 100.00         AA-            961,400
        8,175    4.750%, 1/01/31 - FGIC Insured                                       1/17 at 100.00         AA-          7,285,070

        2,580   Oakland Redevelopment Agency, California, Subordinate Lien Tax        3/13 at 100.00           A          2,693,881
                 Allocation Bonds, Central District Redevelopment Project,
                 Series 2003, 5.500%, 9/01/18 - FGIC Insured

        3,605   Oakland State Building Authority, California, Lease Revenue           4/08 at 101.00         AAA          3,559,757
                 Bonds, Elihu M. Harris State Office Building, Series 1998A,
                 5.000%, 4/01/23 - AMBAC Insured

        2,280   Ontario Redevelopment Financing Authority, California, Lease          8/11 at 101.00         AAA          2,357,566
                 Revenue Bonds, Capital Projects, Series 2001, 5.250%, 8/01/18 -
                 AMBAC Insured

        1,000   Orange County, California, Special Tax Bonds, Community               8/12 at 101.00         N/R            946,630
                 Facilities District 03-1 of Ladera Ranch, Series 2004A,
                 5.500%, 8/15/24

        1,120   Panama-Buena Vista Union School District, California,                 9/16 at 100.00         AAA          1,073,005
                 Certificates of Participation, School Construction Project,
                 Series 2006, 5.000%, 9/01/23 - MBIA Insured

        8,750   Pittsburg Redevelopment Agency, California, Tax Allocation Bonds,       No Opt. Call         AAA          3,526,600
                 Los Medanos Community Development Project, Series 1999,
                 0.000%, 8/01/23 - AMBAC Insured

          635   Rialto Redevelopment Agency, California, Tax Allocation Bonds,        9/15 at 100.00          A-            588,556
                 Merged Project Area, Series 2005A, 5.000%, 9/01/35 -
                 XLCA Insured

          110   Riverside Public Financing Authority, California, Revenue Bonds,      8/08 at 100.00         N/R            110,895
                 Multiple Project Loans, Series 1991A, 8.000%, 2/01/18

          820   Roseville, California, Certificates of Participation, Public          8/13 at 100.00         AAA            789,857
                 Facilities, Series 2003A, 5.000%, 8/01/25 - AMBAC Insured

        2,200   San Jose Financing Authority, California, Lease Revenue Refunding     9/11 at 100.00         AAA          2,215,796
                 Bonds, Convention Center Project, Series 2001F,
                 5.000%, 9/01/20 - MBIA Insured

        1,365   San Mateo Union High School District, San Mateo County,              12/17 at 100.00         AAA          1,258,516
                 California, Certificates of Participation, Phase 1, Series 2007A,
                 5.000%, 12/15/30 - AMBAC Insured

        4,625   Santa Clara Redevelopment Agency, California, Tax Allocation          6/13 at 100.00         AAA          4,809,075
                 Bonds, Bayshore North Project, Series 2003, 5.000%, 6/01/17 -
                 MBIA Insured

        6,870   Vernon Redevelopment Agency, California, Tax Allocation Bonds,        9/15 at 100.00         AAA          6,358,391
                 Industrial Redevelopment Project, Series 2005, 5.000%, 9/01/35 -
                 MBIA Insured

        2,175   Washington Unified School District, Yolo County, California,          8/17 at 100.00         AAA          2,035,648
                 Certificates of Participation, Series 2007, 5.125%, 8/01/37 -
                 AMBAC Insured

        5,000   West Hollywood, California, Refunding Certificates of Participation,  8/08 at 102.00         AAA          4,877,150
                 Series 1998, 5.000%, 2/01/25 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
      102,435   Total Tax Obligation/Limited                                                                             93,276,144
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 17.5% (10.9% OF TOTAL INVESTMENTS)

        2,210   Bay Area Toll Authority, California, Revenue Bonds, San Francisco     4/16 at 100.00          AA          2,130,727
                 Bay Area Toll Bridge, Series 2006, 5.000%, 4/01/31

        8,300   Foothill/Eastern Transportation Corridor Agency, California,          1/10 at 100.00         AAA          7,558,561
                 Toll Road Revenue Bonds, Series 1995A, 5.000%, 1/01/35 -
                 MBIA Insured

       10,500   Foothill/Eastern Transportation Corridor Agency, California,          1/14 at 101.00        BBB-          9,136,365
                 Toll Road Revenue Refunding Bonds, Series 1999, 0.000%, 1/15/29

        8,000   Port of Oakland, California, Revenue Bonds, Series 2000K,             5/10 at 100.00          A+          7,872,720
                 5.750%, 11/01/29 - FGIC Insured (Alternative Minimum Tax)


                                       44

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TRANSPORTATION (continued)

$      20,000   San Francisco Airports Commission, California, Revenue Bonds,         5/10 at 101.00         AAA     $   20,078,998
                 San Francisco International Airport, Second Series 2000,
                 Issue 25, 5.750%, 5/01/30 - FSA Insured (Alternative
                 Minimum Tax)

        5,000   San Francisco Airports Commission, California, Revenue                5/11 at 100.00          A1          5,166,550
                 Refunding Bonds, San Francisco International Airport, Second
                 Series 2001, Issue 27B, 5.250%, 5/01/18 - FGIC Insured

        3,665   San Francisco Airports Commission, California, Revenue                5/12 at 100.00         AAA          3,689,665
                 Refunding Bonds, San Francisco International Airport, Second
                 Series 2002, Issue 28A, 5.250%, 5/01/18 - MBIA Insured
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       57,675   Total Transportation                                                                                     55,633,586
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 40.6% (25.2% OF TOTAL INVESTMENTS) (4)

        9,750   California Department of Water Resources, Power Supply Revenue        5/12 at 101.00         Aaa         10,561,785
                 Bonds, Series 2002A, 5.125%, 5/01/18 (Pre-refunded 5/01/12)

       13,000   California Health Facilities Financing Authority, Revenue Bonds,     12/09 at 101.00     N/R (4)         13,859,690
                 Cedars-Sinai Medical Center, Series 1999A, 6.125%, 12/01/30
                 (Pre-refunded 12/01/09)

        3,000   California Pollution Control Financing Authority, Solid Waste         7/08 at 100.00         Aaa          3,486,450
                 Disposal Revenue Bonds, North County Recycling Center,
                 Series 1991A, 6.750%, 7/01/17 (ETM)

                California Statewide Community Development Authority, Certificates
                of Participation, Catholic  Healthcare West, Series 1999:
        4,495    6.500%, 7/01/20 (Pre-refunded 7/01/10)                               7/10 at 101.00       A (4)          4,896,448
        1,845    6.500%, 7/01/20 (Pre-refunded 7/01/10)                                    at 101.00       A (4)          2,005,829

       10,000   California, Various Purpose General Obligation Bonds,                 3/10 at 101.00         AAA         10,688,700
                 Series 2000, 5.750%, 3/01/27 (Pre-refunded 3/01/10) -
                 MBIA Insured

          950   Contra Costa County, California, GNMA Mortgage-Backed                   No Opt. Call         AAA            990,945
                 Securities Program Home Mortgage Revenue Bonds,
                 Series 1989, 7.700%, 11/01/09 (Alternative Minimum Tax) (ETM)

        5,515   Fresno Unified School District, Fresno County, California, General    8/09 at 102.00      A+ (4)          5,521,618
                 Obligation Bonds, Series 2001E, 5.000%, 8/01/25 -
                 FGIC Insured (ETM)

                Golden State Tobacco Securitization Corporation, California,
                Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2003B:
        2,000    5.625%, 6/01/33 (Pre-refunded 6/01/13)                               6/13 at 100.00         AAA          2,169,300
        2,500    5.625%, 6/01/38 (Pre-refunded 6/01/13)                               6/13 at 100.00         AAA          2,711,625

        3,000   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         AAA          3,413,220
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                 6.750%, 6/01/39 (Pre-refunded 6/01/13)

        3,000   Los Angeles County Metropolitan Transportation Authority,             7/10 at 101.00      AA (4)          3,188,700
                 California, Proposition C Second Senior Lien Sales Tax Revenue
                 Bonds, Series 2000A, 5.250%, 7/01/25 (Pre-refunded 7/01/10) -
                 FGIC Insured

        6,030   Los Angeles Unified School District, California, General Obligation   7/10 at 100.00     AA- (4)          6,369,791
                 Bonds, Series 2000D, 5.375%, 7/01/25 (Pre-refunded 7/01/10) -
                 FGIC Insured

                Monterey County, California, Certificates of Participation,
                Master Plan Financing, Series 2001:
        2,075    5.000%, 8/01/19 (Pre-refunded 8/01/11) - MBIA Insured                8/11 at 100.00         Aaa          2,201,886
        3,000    5.000%, 8/01/26 (Pre-refunded 8/01/11) - MBIA Insured                8/11 at 100.00         Aaa          3,183,450

        2,270   Pajaro Valley Unified School District, Santa Cruz County,             8/13 at 100.00         AAA          2,446,424
                 California, General Obligation Bonds, Series 2003A,
                 5.000%, 8/01/20 (Pre-refunded 8/01/13) - FSA Insured

       10,000   Puerto Rico Highway and Transportation Authority, Highway             7/10 at 101.00    BBB+ (4)         10,766,700
                 Revenue Bonds, Series 2000B, 6.000%, 7/01/31
                 (Pre-refunded 7/01/10)

        4,000   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA          4,150,080
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/32

        2,000   Puerto Rico Public Finance Corporation, Commonwealth                    No Opt. Call         Aaa          2,237,580
                 Appropriation Bonds, Series 2002E, 6.000%, 8/01/26 -
                 AGC Insured (ETM)

       17,670   San Francisco City and County Public Utilities Commission,           11/11 at 100.00         AAA         18,816,606
                 California, Water Revenue Bonds, Series 2001A,
                 5.000%, 11/01/24 (Pre-refunded 11/01/11) - FSA Insured


                                       45

NVC
Nuveen California Select Quality Municipal Fund, Inc. (continued)
Portfolio of INVESTMENTS February 29, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------

                U.S. GUARANTEED (4) (continued)

                Solano County, California, Certificates of Participation, Series 2002:
$       2,415    5.250%, 11/01/22 (Pre-refunded 11/01/12) - MBIA Insured             11/12 at 100.00         AAA     $    2,617,039
        1,625    5.250%, 11/01/23 (Pre-refunded 11/01/12) - MBIA Insured             11/12 at 100.00         AAA          1,760,948

        6,555   Sweetwater Authority, California, Water Revenue Bonds,                4/10 at 101.00         AAA          6,921,752
                 Series 2002, 5.000%, 4/01/22 (Pre-refunded 4/01/10) -
                 FSA Insured

        2,000   University of California, Revenue Bonds, Research Facilities,         9/09 at 101.00         AAA          2,085,260
                 Series 2001E, 5.000%, 9/01/22 (Pre-refunded 9/01/09) -
                 AMBAC Insured

        2,000   Vista, California, Mobile Home Park Revenue Bonds, Vista              3/24 at 100.00     N/R (4)          2,076,100
                 Manor Mobile Home Park Project, Series 1999A,
                 5.750%, 3/15/29 (Pre-refunded 3/15/24)

------------------------------------------------------------------------------------------------------------------------------------
      120,695   Total U.S. Guaranteed                                                                                   129,127,926
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 15.4% (9.5% OF TOTAL INVESTMENTS)

        2,000   Anaheim Public Finance Authority, California, Revenue Refunding      10/12 at 100.00         AAA          2,111,080
                 Bonds, Electric Generating System, Series 2002B,
                 5.250%, 10/01/18 - FSA Insured

        1,810   Anaheim Public Finance Authority, California, Second Lien            10/14 at 100.00         AAA          1,841,657
                 Electric Distribution Revenue Bonds, Series 2004,
                 5.250%, 10/01/21 - MBIA Insured

       10,350   California Pollution Control Financing Authority, Revenue               No Opt. Call          A+         11,734,830
                 Bonds, San Diego Gas and Electric Company, Series 1991A,
                 6.800%, 6/01/15 (Alternative Minimum Tax)

        4,000   Imperial Irrigation District, California, Certificates of            11/13 at 100.00         AAA          4,034,800
                 Participation, Electric System Revenue Bonds, Series 2003,
                 5.250%, 11/01/23 - FSA Insured

        3,855   Long Beach Bond Finance Authority, California, Natural Gas              No Opt. Call          A1          3,461,559
                 Purchase Revenue Bonds, Series 2007A, 5.500%, 11/15/37

        5,000   Los Angeles Department of Water and Power, California, Power          7/11 at 100.00         AAA          5,132,800
                 System Revenue Bonds, Series 2001A-2, 5.375%, 7/01/20 -
                 MBIA Insured

        5,000   Los Angeles Department of Water and Power, California, Power          7/15 at 100.00         AAA          4,845,650
                 System Revenue Bonds, Series 2005A-1, 5.000%, 7/01/31 -
                 FSA Insured

        5,225   Los Angeles, California, Sanitation Equipment Charge Revenue          2/11 at 100.00         AAA          5,440,584
                 Bonds, Series 2001A, 5.250%, 2/01/18 - FSA Insured

        1,025   Los Angeles, California, Sanitation Equipment Charge Revenue          2/14 at 100.00         AAA          1,025,994
                 Bonds, Series 2004A, 5.000%, 2/01/22 - AMBAC Insured

        1,260   Merced Irrigation District, California, Electric System Revenue       9/15 at 100.00          A-          1,176,071
                 Bonds, Series 2005, 5.125%, 9/01/31 - XLCA Insured

        4,360   Sacramento Municipal Utility District, California, Electric Revenue   8/12 at 100.00         AAA          4,555,415
                 Refunding Bonds, Series 2002Q, 5.250%, 8/15/19 - FSA Insured

        3,460   Southern California Public Power Authority, Revenue Bonds,            7/13 at 100.00         AAA          3,479,895
                 Magnolia Power Project, Series 2003-1A, 5.000%, 7/01/20 -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       47,345   Total Utilities                                                                                          48,840,335
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 5.7% (3.5% OF TOTAL INVESTMENTS)

        1,185   Burbank, California, Wastewater System Revenue Bonds,                 6/14 at 100.00         AAA          1,174,501
                 Series 2004A, 5.000%, 6/01/24 - AMBAC Insured

          890   Healdsburg Public Financing Authority, California, Wastewater         4/16 at 100.00         AAA            841,246
                 Revenue Bonds, Series 2006, 5.000%, 4/01/36 - MBIA Insured

        1,250   Indio Water Authority, California, Water Revenue Bonds, Series 2006,  4/16 at 100.00         AAA          1,198,725
                 5.000%, 4/01/31 - AMBAC Insured

        3,750   Metropolitan Water District of Southern California, Water Revenue    10/14 at 100.00         AAA          3,672,263
                 Bonds, Series 2004B-3, 5.000%, 10/01/29 - MBIA Insured

        2,000   Pico Rivera Water Authority, California, Revenue Bonds,              12/11 at 102.00         N/R          1,904,420
                 Series 2001A, 6.250%, 12/01/32

        1,510   Sacramento County Sanitation District Financing Authority,            6/16 at 100.00          AA          1,430,619
                 California, Revenue Bonds, Series 2006, 5.000%, 12/01/36 -
                 FGIC Insured


                                       46

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------

                WATER AND SEWER (continued)

$       2,525   Sacramento County Sanitation District Financing Authority,              No Opt. Call         AAA     $    2,712,178
                 California, Revenue Refunding Bonds, Series 2001,
                 5.500%, 12/01/20 - AMBAC Insured

                San Francisco City and County Public Utilities Commission,
                California, Clean Water Revenue Refunding Bonds, Series 2003A:
        2,120    5.250%, 10/01/19 - MBIA Insured                                      4/13 at 100.00         AAA          2,170,689
        2,960    5.250%, 10/01/20 - MBIA Insured                                      4/13 at 100.00         AAA          3,009,374

------------------------------------------------------------------------------------------------------------------------------------
       18,190   Total Water and Sewer                                                                                    18,114,015
------------------------------------------------------------------------------------------------------------------------------------
$     535,405   Total Investments (cost $520,821,170) - 161.0%                                                          511,842,402
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (3.2)%                                                                      (10,096,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.6%                                                                      8,180,923
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (60.4)% (5)                                                   (192,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  317,927,325
                ====================================================================================================================

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

                    The Portfolio of Investments reflects the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and XLCA as of February 29, 2008. Subsequent to February 29, 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and at least one rating agency further reduced the ratings for CIFG-insured, FGIC-insured and XLCA-insured bonds. As of February 29, 2008, one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.

               (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

               (5) Preferred Shares, at Liquidation Value as a percentage of total investments is (37.5)%.

               N/R  Not rated.

             (ETM)  Escrowed to maturity.

              (IF)  Inverse floating rate investment.

              (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.


                                 See accompanying notes to financial statements.

NUC
Nuveen California Quality Income Municipal Fund, Inc.
Portfolio of INVESTMENTS
                                                   February 29, 2008 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 6.4% (4.0% OF TOTAL INVESTMENTS)

$       5,000   California County Tobacco Securitization Agency, Tobacco              6/12 at 100.00        Baa3     $    4,686,400
                 Settlement Asset-Backed Bonds, Alameda County Tobacco
                 Asset Securitization Corporation, Series 2002, 5.750%, 6/01/29

        1,220   California County Tobacco Securitization Agency, Tobacco              6/15 at 100.00         BBB          1,120,448
                 Settlement Asset-Backed Bonds, Sonoma County Tobacco
                 Securitization Corporation, Series 2005, 4.250%, 6/01/21

        4,620   California County Tobacco Securitization Agency, Tobacco              6/12 at 100.00        Baa3          4,222,126
                 Settlement Asset-Backed Bonds, Stanislaus County Tobacco
                 Funding Corporation, Series 2002A, 5.500%, 6/01/33

        8,330   California Statewide Financing Authority, Tobacco Settlement          5/12 at 100.00        Baa3          7,852,858
                 Asset-Backed Bonds, Pooled Tobacco Securitization Program,
                 Series 2002A, 5.625%, 5/01/29

        3,370   Golden State Tobacco Securitization Corporation, California,          6/22 at 100.00         BBB          2,012,733
                 Enhanced Tobacco Settlement Asset-Backed Bonds,
                 Series 2007A-2, 0.000%, 6/01/37

------------------------------------------------------------------------------------------------------------------------------------
       22,540   Total Consumer Staples                                                                                   19,894,565
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 6.2% (3.8% OF TOTAL INVESTMENTS)

          280   California Educational Facilities Authority, Revenue Bonds,          10/15 at 100.00          A3            255,063
                 University of Redlands, Series 2005A, 5.000%, 10/01/35

        2,785   California Educational Facilities Authority, Revenue Bonds,          11/10 at 100.00         Aaa          2,814,911
                 University of the Pacific, Series 2000, 5.750%, 11/01/30 -
                 MBIA Insured

                California Educational Facilities Authority, Revenue Bonds,
                University of the Pacific, Series 2006:
          195    5.000%, 11/01/21                                                    11/15 at 100.00          A2            187,730
          260    5.000%, 11/01/25                                                    11/15 at 100.00          A2            240,695

        4,000   California State Public Works Board, Lease Revenue Refunding          3/08 at 100.00         AAA          4,006,840
                 Bonds, Community Colleges Projects, Series 1996B,
                 5.625%, 3/01/19 - AMBAC Insured

        6,400   California State University, Systemwide Revenue Bonds,               11/12 at 100.00         AAA          6,432,640
                 Series 2002A, 5.000%, 11/01/20 - AMBAC Insured

          435   California Statewide Community Development Authority, Auxiliary       4/08 at 100.00         AAA            435,605
                 Organization Revenue Certificates of Participation, University
                 Corporation - California State University - Northridge,
                 Series 1996, 6.000%, 4/01/26 - AMBAC Insured

        1,000   San Diego County, California, Certificates of Participation,          9/15 at 102.00        Baa3            835,190
                 Burnham Institute, Series 2006, 5.000%, 9/01/34

        4,500   University of California, General Revenue Bonds, Series 2006J,        5/15 at 101.00         AAA          3,919,860
                 4.500%, 5/15/35 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       19,855   Total Education and Civic Organizations                                                                  19,128,534
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 12.8% (8.0% OF TOTAL INVESTMENTS)

        1,750   ABAG Finance Authority for Non-Profit Corporations, California,       4/12 at 100.00          A+          1,761,218
                 Cal-Mortgage Insured Revenue Bonds, Sansum-Santa Barbara
                 Medical Foundation Clinic, Series 2002A, 5.500%, 4/01/21

                California Health Facilities Financing Authority, Revenue Bonds,
                Kaiser Permanante System, Series 2006:
          640    5.000%, 4/01/37                                                      4/16 at 100.00          A+            566,381
        3,640    5.250%, 3/01/45                                                      3/16 at 100.00          A+          3,331,292

       14,550   California Health Facilities Financing Authority, Revenue Bonds,     11/16 at 100.00         AA-         13,374,360
                 Sutter Health, Series 2007A, 5.250%, 11/15/46 (UB)


                                       48

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE (continued)

$       2,855   California Municipal Financing Authority, Certificates of             2/17 at 100.00        Baa2     $    2,330,651
                 Participation, Community Hospitals of Central California,
                 Series 2007, 5.250%, 2/01/46

        1,225   California State Public Works Board, Revenue Bonds, University       11/14 at 100.00         AAA          1,213,105
                 of California - Davis Medical Center, Series 2004II-A,
                 5.000%, 11/01/23 - MBIA Insured

          820   California Statewide Community Development Authority,                   No Opt. Call          A2            870,217
                 Certificates of Participation, Cedars-Sinai Medical Center,
                 Series 1992, 6.500%, 8/01/12

        1,500   California Statewide Community Development Authority, Revenue         7/15 at 100.00        BBB+          1,328,790
                 Bonds, Daughters of Charity Health System, Series 2005A,
                 5.250%, 7/01/30

        9,030   California Statewide Community Development Authority, Revenue         3/16 at 100.00          A+          8,009,249
                 Bonds, Kaiser Permanante System, Series 2006, 5.000%, 3/01/41

        3,015   California Statewide Community Development Authority, Revenue         8/16 at 100.00          A+          2,816,673
                 Bonds, Kaiser Permanente System, Series 2001C, 5.250%, 8/01/31

        5,825   California Statewide Community Development Authority, Revenue         8/17 at 100.00         AAA          4,206,233
                 Bonds, Sutter Health, Series 2007C, Residuals 1975,
                 6.410%, 8/15/38 - AMBAC Insured (IF)

------------------------------------------------------------------------------------------------------------------------------------
       44,850   Total Health Care                                                                                        39,808,169
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 3.3% (2.1% OF TOTAL INVESTMENTS)

        1,000   California Statewide Community Development Authority,                 7/08 at 101.00         N/R            999,820
                 Revenue Refunding Bonds, Irvine Apartment Communities
                 Development, Series 1998A, 5.100%, 5/15/25
                 (Mandatory put 5/17/10)

        1,000   Independent Cities Lease Finance Authority, California,              11/14 at 100.00         N/R            909,430
                 Revenue Bonds, Morgan Hill, Hacienda Valley Mobile Home
                 Park, Series 2004A, 5.950%, 11/15/39

        2,285   Irvine, California, Mobile Home Park Revenue Bonds, Meadows           3/08 at 102.00         N/R          2,289,044
                 Mobile Home Park, Series 1998A, 5.700%, 3/01/18

        2,250   Oceanside, California, Mobile Home Park Revenue Bonds,                3/08 at 102.00         N/R          2,107,283
                 Laguna Vista Mobile Estates Acquisition Project, Series 1998,
                 5.800%, 3/01/28

        3,040   Riverside County, California, Mobile Home Park Revenue Bonds,         3/09 at 102.00         N/R          2,788,288
                 Bravo Mobile Home Park Project, Series 1999A, 5.900%, 3/20/29

                Yolo County Housing Authority, California, Revenue Refunding Bonds,
                Russell Park Apartments, Series 1992A:
          205    6.900%, 11/01/08                                                     5/08 at 100.00         Aa2            205,578
        1,030    7.000%, 11/01/14                                                     5/08 at 100.00         Aa2          1,058,562

------------------------------------------------------------------------------------------------------------------------------------
       10,810   Total Housing/Multifamily                                                                                10,358,005
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 0.3% (0.1% OF TOTAL INVESTMENTS)

          755   California Housing Finance Agency, Home Mortgage Revenue              2/16 at 100.00         Aa2            782,988
                 Bonds, Series 2006H, 5.750%, 8/01/30 - FGIC Insured
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 0.6% (0.3% OF TOTAL INVESTMENTS)

        2,000   California Pollution Control Financing Authority, Solid Waste         1/16 at 102.00         BBB          1,790,160
                 Disposal Revenue Bonds, Waste Management Inc.,
                 Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 1.0% (0.6% OF TOTAL INVESTMENTS)

        3,500   California Statewide Communities Development Authority,              12/17 at 100.00        Baa1          3,064,775
                 Revenue Bonds, Inland Regional Center Project, Series 2007,
                 5.375%, 12/01/37
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 18.0% (11.3)% OF TOTAL INVESTMENTS)

        1,900   Azusa Unified School District, Los Angeles County, California,        7/12 at 100.00         AAA          1,981,016
                 General Obligation Bonds, Series 2002, 5.375%, 7/01/20 -
                 FSA Insured

           35   California State, General Obligation Bonds, Series 2002,              4/12 at 100.00          A+             33,702
                 5.250%, 4/01/32

           80   California, General Obligation Bonds, Series 2000, 5.500%, 6/01/25    6/10 at 100.00          A+             80,228


                                       49

NUC
Nuveen California Quality Income Municipal Fund, Inc. (continued)
Portfolio of INVESTMENTS February 29, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

                California, General Obligation Bonds, Series 2003:
$       3,750    5.250%, 11/01/19 - RAAI Insured                                     11/13 at 100.00          AA     $    3,816,450
          500    5.250%, 2/01/33                                                      2/13 at 100.00          A+            480,510

        6,300   California, General Obligation Bonds, Series 2004, 5.200%, 4/01/26    4/14 at 100.00          A+          6,141,177

        6,085   California, General Obligation Veterans Welfare Bonds,                6/08 at 101.00         AA-          5,972,002
                 Series 1997BJ, 5.700%, 12/01/32 (Alternative Minimum Tax)

        1,370   Fremont-Newark Community College District, Alameda County,            8/11 at 101.00         AAA          1,422,320
                 California, General Obligation Bonds, Series 2002A,
                 5.375%, 8/01/20 - MBIA Insured

        3,610   Hartnell Community College District, California, General              6/16 at 100.00         AAA          3,531,122
                 Obligation Bonds, Series 2006B, 5.000%, 6/01/29 - FSA Insured

        5,255   Livermore Valley Joint Unified School District, Alameda County,       8/11 at 100.00         AAA          5,251,689
                 California, General Obligation Bonds, Election of 1999,
                 Series 2001, 5.125%, 8/01/26 - FSA Insured

        2,645   Long Beach Community College District, California, General            5/15 at 100.00         AA-          2,548,722
                 Obligation Bonds, Series 2005B, 5.000%, 5/01/30 - FGIC Insured

        1,170   Los Angeles Unified School District, California, General Obligation   7/13 at 100.00         Aa3          1,235,766
                 Bonds, Series 2003F, 5.000%, 7/01/17 - FSA Insured

          565   Roseville Joint Union High School District, Placer County,            8/15 at 100.00         AA-            551,937
                 California, General Obligation Bonds, Series 2006B,
                 5.000%, 8/01/27 - FGIC Insured

        1,500   Sacramento City Unified School District, Sacramento County,           7/15 at 100.00         Aaa          1,472,550
                 California, General Obligation Bonds, Series 2005,
                 5.000%, 7/01/27 - MBIA Insured

        6,760   San Diego Unified School District, San Diego County, California,      7/13 at 101.00         AAA          7,370,158
                 General Obligation Bonds, Series 2003E, 5.250%, 7/01/21 -
                 FSA Insured

          515   San Joaquin Delta Community College District, California, General     8/15 at 100.00         AAA            503,716
                 Obligation Bonds, Series 2005A, 5.000%, 8/01/29 - FSA Insured

        1,500   San Jose Unified School District, Santa Clara County, California,     8/15 at 100.00         AA-          1,481,055
                 General Obligation Bonds, Series 2005B, 5.000%, 8/01/25 -
                 FGIC Insured

        6,865   San Ramon Valley Unified School District, Contra Costa County,        8/13 at 100.00         AAA          6,884,085
                 California, General Obligation Bonds, Series 2003,
                 5.000%, 8/01/23 - FSA Insured

        1,390   South Pasadena Unified School District, Los Angeles County,           8/13 at 100.00          A+          1,378,672
                 California, General Obligation Bonds, Series 2003A,
                 5.000%, 8/01/22 - FGIC Insured

        3,925   West Contra Costa Unified School District, Contra Costa County,       8/11 at 101.00         AAA          3,934,106
                 California, General Obligation Bonds, Series 2003B,
                 5.000%, 8/01/23 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       55,720   Total Tax Obligation/General                                                                             56,070,983
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 32.8% (20.5% OF TOTAL INVESTMENTS)

        1,655   Bell Community Housing Authority, California, Lease Revenue          10/15 at 100.00         AAA          1,527,416
                 Bonds, Series 2005, 5.000%, 10/01/36 - AMBAC Insured

        1,200   Burbank Public Financing Authority, California, Revenue Bonds,       12/12 at 100.00         AAA          1,193,148
                 West Olive Redevelopment Project, Series 2002,
                 5.125%, 12/01/22 - AMBAC Insured

        3,070   California State Public Works Board, Lease Revenue Bonds,            12/12 at 100.00         AAA          3,260,708
                 Department of General Services, Capital East End Project,
                 Series 2002A, 5.250%, 12/01/16 - AMBAC Insured

        2,030   California State Public Works Board, Lease Revenue Bonds,             3/12 at 100.00         AAA          2,051,883
                 Department of General Services, Series 2002C, 5.250%, 3/01/21 -
                 AMBAC Insured

        5,115   California State Public Works Board, Lease Revenue Bonds,             6/14 at 100.00           A          5,299,396
                 Department of Mental Health, Coalinga State Hospital,
                 Series 2004A, 5.500%, 6/01/20

        2,715   California, Economic Recovery Revenue Bonds,                          7/14 at 100.00         AA+          2,859,329
                 Series 2004A, 5.000%, 7/01/15

          690   Capistrano Unified School District, Orange County, California,        9/15 at 100.00           A            644,370
                 Special Tax Bonds, Community Facilities District, Series 2005,
                 5.000%, 9/01/24 - FGIC Insured


                                       50

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       3,000   Coachella Valley Unified School District, Riverside County,           9/16 at 100.00         Aaa     $    2,777,370
                 California, Certificates of Participation, Series 2007,
                 5.000%, 9/01/31 - AMBAC Insured

                Commerce Community Development Commission, California, Tax
                Allocation Refunding Bonds, Merged Area Development Projects 2
                and 3, Series 1998A:
        1,000    5.650%, 8/01/18                                                      8/08 at 102.00         N/R            981,830
        2,765    5.700%, 8/01/28                                                      8/08 at 102.00         N/R          2,473,956

        1,250   Coronado Community Development Agency, California, Tax                9/15 at 100.00         AAA          1,174,475
                 Allocation Bonds, Community Development Project, Series 2005,
                 5.000%, 9/01/30 - AMBAC Insured

        3,065   Corona-Norco Unified School District, Riverside County,               9/13 at 100.00         AAA          3,099,757
                 California, Special Tax Bonds, Community Facilities District 98-1,
                 Series 2003, 5.500%, 9/01/33 - MBIA Insured

        1,930   Fresno, California, Certificates of Participation, Street             6/08 at 100.00          A+          1,946,444
                 Improvement Project, Series 1991, 6.625%, 12/01/11

                Golden State Tobacco Securitization Corporation, California,
                Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A,
                Trust 2215-1:
        1,885    9.467%, 6/01/38 - FGIC Insured (IF)                                  6/15 at 100.00          A2          1,290,207
        1,320    9.467%, 6/01/45 - FGIC Insured (IF)                                  6/15 at 100.00         AAA            841,447

        9,500   Golden State Tobacco Securitization Corporation, California,          6/15 at 100.00           A          8,807,165
                 Tobacco Settlement Asset-Backed Revenue Bonds,
                 Series 2005A, 5.000%, 6/01/35 - FGIC Insured

                Irvine, California, Unified School District, Community Facilities
                District Special Tax Bonds, Series 2006A:
          335    5.000%, 9/01/26                                                      9/16 at 100.00         N/R            293,952
          775    5.125%, 9/01/36                                                      9/16 at 100.00         N/R            659,176

        3,245   Los Angeles Community Redevelopment Agency, California,               9/15 at 100.00         Aaa          2,948,115
                 Lease Revenue Bonds, Manchester Social Services Project,
                 Series 2005, 5.000%, 9/01/37 - AMBAC Insured

        1,350   Los Angeles Community Redevelopment Agency, California,               3/13 at 100.00        BBB-          1,298,849
                 Subordinate Lien Tax Allocation Bonds, Bunker Hill Redevelopment
                 Project, Series 2004L, 5.100%, 3/01/19

        4,850   Los Angeles County Metropolitan Transportation Authority,             7/13 at 100.00         AAA          5,160,158
                 California, Proposition A First Tier Senior Sales Tax Revenue
                 Bonds, Series 2003A, 5.000%, 7/01/16 - FSA Insured

        6,230   Los Angeles, California, Municipal Improvement Corporation,           1/17 at 100.00         AA-          5,989,522
                 Lease Revenue Bonds, Police Headquarters, Series 2006A,
                 5.000%, 1/01/25 - FGIC Insured

       15,300   Ontario Redevelopment Financing Authority, San Bernardino               No Opt. Call         AAA         18,561,806
                 County, California, Revenue Refunding Bonds, Redevelopment
                 Project 1, Series 1995, 7.400%, 8/01/25 - MBIA Insured

        1,170   Panama-Buena Vista Union School District, California,                 9/16 at 100.00         AAA          1,111,570
                 Certificates of Participation, School Construction Project,
                 Series 2006, 5.000%, 9/01/24 - MBIA Insured

                Redding Redevelopment Agency, California, Tax Allocation Bonds,
                Canby-Hilltop-Cypress Area Project, Series 2003A:
        1,500    5.000%, 9/01/17 - MBIA Insured                                       9/13 at 100.00         AAA          1,572,855
        1,500    5.000%, 9/01/20 - MBIA Insured                                       9/13 at 100.00         AAA          1,508,955

          600   Rialto Redevelopment Agency, California, Tax Allocation Bonds,        9/15 at 100.00          A-            556,116
                 Merged Project Area, Series 2005A, 5.000%, 9/01/35 -
                 XLCA Insured

        4,320   Richmond Joint Powers Financing Authority, California,                9/13 at 100.00         AAA          4,271,184
                 Tax Allocation Bonds, Series 2003A, 5.250%, 9/01/22 -
                 MBIA Insured

        2,000   Rohnert Park Community Development Commission, California,            8/17 at 100.00           A          1,871,500
                 Redevelopment Project Tax Allocation Bonds, Series 2007R,
                 5.000%, 8/01/37 - FGIC Insured

          745   Roseville, California, Certificates of Participation, Public          8/13 at 100.00         AAA            717,614
                 Facilities, Series 2003A, 5.000%, 8/01/25 - AMBAC Insured

        8,625   Sacramento City Financing Authority, California, Capital             12/16 at 100.00         AAA          7,981,489
                 Improvement Revenue Bonds, 300 Richards Boulevard,
                 Series 2006C, 5.000%, 12/01/36 - AMBAC Insured


                                       51

NUC
Nuveen California Quality Income Municipal Fund, Inc. (continued)
Portfolio of INVESTMENTS February 29, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       2,500   San Jose Financing Authority, California, Lease Revenue Refunding     9/11 at 100.00         AAA     $    2,517,950
                 Bonds, Convention Center Project, Series 2001F, 5.000%, 9/01/20 -
                 MBIA Insured

        2,770   Santa Ana Community Redevelopment Agency, Orange County,              9/13 at 100.00           A          2,782,825
                 California, Tax Allocation Refunding Bonds, South Main Street
                 Redevelopment, Series 2003B, 5.000%, 9/01/19 - FGIC Insured

        2,090   Washington Unified School District, Yolo County, California,          8/17 at 100.00         AAA          1,956,094
                 Certificates of Participation, Series 2007, 5.125%, 8/01/37 -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
      102,095   Total Tax Obligation/Limited                                                                            101,988,631
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 14.0% (8.8% OF TOTAL INVESTMENTS)

        3,950   Bay Area Toll Authority, California, Revenue Bonds, San Francisco     4/16 at 100.00          AA          3,808,314
                 Bay Area Toll Bridge, Series 2006, 5.000%, 4/01/31

       11,000   Foothill/Eastern Transportation Corridor Agency, California,          1/14 at 101.00        BBB-          9,571,430
                 Toll Road Revenue Refunding Bonds, Series 1999, 0.000%, 1/15/29

        2,000   Orange County Transportation Authority, California, Toll Road         8/13 at 100.00         AAA          2,011,820
                 Revenue Bonds, 91 Express Lanes Project, Series 2003A,
                 5.000%, 8/15/20 - AMBAC Insured

        2,685   Sacramento County, California, Airport System Revenue Bonds,          7/12 at 100.00         AAA          2,744,929
                 Series 2002A, 5.250%, 7/01/21 - FSA Insured

       20,000   San Francisco Airports Commission, California, Revenue Bonds,         5/10 at 101.00         AAA         20,078,996
                 San Francisco International Airport, Second Series 2000,
                 Issue 25, 5.750%, 5/01/30 - FSA Insured (Alternative Minimum Tax)

                San Francisco Airports Commission, California, Revenue Refunding
                Bonds, San Francisco International Airport, Second Series 2002,
                Issue 28A:
        1,480    5.250%, 5/01/17 - MBIA Insured (Alternative Minimum Tax)             5/12 at 100.00         AAA          1,499,950
        3,865    5.250%, 5/01/19 - MBIA Insured (Alternative Minimum Tax)             5/12 at 100.00         AAA          3,869,445

------------------------------------------------------------------------------------------------------------------------------------
       44,980   Total Transportation                                                                                     43,584,884
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 50.3% (31.4% OF TOTAL INVESTMENTS) (4)

        7,325   California County Tobacco Securitization Agency, Tobacco              6/12 at 100.00     N/R (4)          7,854,817
                 Settlement Asset-Backed Bonds, Sonoma County Tobacco
                 Funding Corporation, Series 2002B, 5.500%, 6/01/30
                 (Pre-refunded 6/01/12)

        9,000   California Department of Water Resources, Power Supply Revenue        5/12 at 101.00         Aaa          9,749,340
                 Bonds, Series 2002A, 5.125%, 5/01/18 (Pre-refunded 5/01/12)

        6,190   California Educational Facilities Authority, Revenue Bonds,          11/10 at 100.00         Aaa          6,642,180
                 University of the Pacific, Series 2000, 5.750%, 11/01/30
                 (Pre-refunded 11/01/10) - MBIA Insured

                California Health Facilities Financing Authority, Revenue Bonds,
                Cedars-Sinai Medical Center, Series 1999A:
       10,400    6.125%, 12/01/30 (Pre-refunded 12/01/09)                            12/09 at 101.00     N/R (4)         11,087,751
        7,700    6.250%, 12/01/34 (Pre-refunded 12/01/09)                            12/09 at 101.00     N/R (4)          8,225,602

        8,000   California Pollution Control Financing Authority, Solid Waste         7/08 at 100.00         Aaa          9,297,200
                 Disposal Revenue Bonds, North County Recycling Center,
                 Series 1991A, 6.750%, 7/01/17 (ETM)

        1,965   California State, General Obligation Bonds, Series 2002,              4/12 at 100.00      A+ (4)          2,118,584
                 5.250%, 4/01/32 (Pre-refunded 4/01/12)

        1,515   California Statewide Community Development Authority,                10/13 at 101.00         Aaa          1,667,439
                 Water and Wastewater Revenue Bonds, Pooled Financing
                 Program, Series 2004A, 5.250%, 10/01/24 (Pre-refunded
                 10/01/13) - FSA Insured

                California, General Obligation Bonds, Series 2000:
          315    5.500%, 6/01/25 (Pre-refunded 6/01/10)                               6/10 at 100.00         Aaa            333,387
        1,105    5.500%, 6/01/25 (Pre-refunded 6/01/10)                               6/10 at 100.00         Aaa          1,169,499

        2,500   California, General Obligation Bonds, Series 2004, 5.125%, 2/01/27    2/14 at 100.00      A+ (4)          2,701,925
                 (Pre-refunded 2/01/14)

        4,440   Coast Community College District, Orange County, California,          8/13 at 100.00         AAA          4,771,446
                 General Obligation Refunding Bonds, Series 2003A,
                 5.000%, 8/01/22 (Pre-refunded 8/01/13) - MBIA Insured

        1,615   Compton Unified School District, Los Angeles County, California,      9/13 at 100.00         AAA          1,772,398
                 General Obligation Bonds, Series 2003A, 5.375%, 9/01/19
                 (Pre-refunded 9/01/13) - MBIA Insured


                                       52

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

$      12,805   Contra Costa County, California, GNMA Mortgage-Backed Securities        No Opt. Call         AAA     $   16,568,389
                 Program Home Mortgage Revenue Bonds, Series 1988,
                 8.250%, 6/01/21 (Alternative Minimum Tax) (ETM)

        3,000   Daly City Housing Development Finance Agency, California,            12/13 at 102.00      A- (4)          3,413,370
                 Mobile Home Park Revenue Bonds, Franciscan Mobile Home
                 Park Project, Series 2002A, 5.850%, 12/15/32
                 (Pre-refunded 12/15/13)

                Golden State Tobacco Securitization Corporation, California,
                Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2003B:
        5,000    5.625%, 6/01/33 (Pre-refunded 6/01/13)                               6/13 at 100.00         AAA          5,423,250
        2,500    5.625%, 6/01/38 (Pre-refunded 6/01/13)                               6/13 at 100.00         AAA          2,711,625

        8,000   Los Angeles County Metropolitan Transportation Authority,             7/10 at 101.00      AA (4)          8,503,200
                 California, Proposition C Second Senior Lien Sales Tax Revenue
                 Bonds, Series 2000A, 5.250%, 7/01/25 (Pre-refunded 7/01/10) -
                 FGIC Insured

        2,000   Los Angeles Unified School District, California, General              7/10 at 100.00     AA- (4)          2,112,700
                 Obligation Bonds, Series 2000D, 5.375%, 7/01/25
                 (Pre-refunded 7/01/10) - FGIC Insured

        3,005   Monterey County, California, Certificates of Participation,           8/11 at 100.00         Aaa          3,188,756
                 Master Plan Financing, Series 2001, 5.000%, 8/01/20
                 (Pre-refunded 8/01/11) - MBIA Insured

        2,375   Moreno Valley Unified School District, Riverside County,              8/14 at 100.00         AAA          2,594,996
                 California, General Obligation Bonds, Series 2004A,
                 5.250%, 8/01/24 (Pre-refunded 8/01/14) - FSA Insured

        5,000   Puerto Rico Infrastructure Financing Authority, Special Obligation   10/10 at 101.00         AAA          5,187,600
                 Bonds, Series 2000A, 5.500%, 10/01/32

       13,525   San Bernardino County, California, GNMA Mortgage-Backed                 No Opt. Call         AAA         15,505,330
                 Securities Program Single Family Home Mortgage Revenue
                 Bonds, Series 1989A, 7.750%, 11/01/14 (Alternative
                 Minimum Tax) (ETM)

        3,000   San Francisco Airports Commission, California, Revenue                5/12 at 100.00         AAA          3,238,050
                 Refunding Bonds, San Francisco International Airport, Second
                 Series 2002, Issue 28B, 5.250%, 5/01/22 (Pre-refunded 5/01/12) -
                 MBIA Insured

        1,615   University of California, Certificates of Participation, San Diego    1/10 at 101.00     Aa1 (4)          1,704,455
                 and Sacramento Campus Projects, Series 2002A,
                 5.250%, 1/01/21 (Pre-refunded 1/01/10)

                University of California, Revenue Bonds, Multi-Purpose Projects,
                Series 2002O:
        5,265    5.000%, 9/01/18 (Pre-refunded 9/01/10) - FGIC Insured                9/10 at 101.00      AA (4)          5,582,216
       10,255    5.000%, 9/01/19 (Pre-refunded 9/01/10) - FGIC Insured                9/10 at 101.00      AA (4)         10,872,864

        2,150   University of California, Revenue Bonds, Research Facilities,         9/09 at 101.00         AAA          2,241,655
                 Series 2001E, 5.000%, 9/01/24 (Pre-refunded 9/01/09) -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
      141,565   Total U.S. Guaranteed                                                                                   156,240,024
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 7.5% (4.7% OF TOTAL INVESTMENTS)

        3,695   Long Beach Bond Finance Authority, California, Natural Gas              No Opt. Call          A1          3,094,156
                 Purchase Revenue Bonds, Series 2007A, 5.000%, 11/15/35

          500   Los Angeles Department of Water and Power, California, Power          7/15 at 100.00         AAA            484,565
                 System Revenue Bonds, Series 2005A-1, 5.000%, 7/01/31 -
                 FSA Insured

        1,235   Merced Irrigation District, California, Electric System Revenue       9/15 at 100.00          A-          1,152,737
                 Bonds, Series 2005, 5.125%, 9/01/31 - XLCA Insured

        5,000   Merced Irrigation District, California, Revenue Certificates          9/13 at 102.00        Baa3          4,696,000
                 of Participation, Electric System Project, Series 2003,
                 5.700%, 9/01/36

        1,200   Sacramento Municipal Utility District, California, Electric             No Opt. Call          A1          1,204,320
                 Revenue Bonds, Series 2004T, 5.250%, 5/15/23 - FGIC Insured

        2,410   Sacramento Municipal Utility District, California, Electric Revenue   8/12 at 100.00         AAA          2,473,745
                 Refunding Bonds, Series 2002Q, 5.250%, 8/15/21 - FSA Insured

        4,000   Southern California Public Power Authority, Revenue Bonds,            7/13 at 100.00         AAA          4,023,000
                 Magnolia Power Project, Series 2003-1A, 5.000%, 7/01/20 -
                 AMBAC Insured

        5,500   Southern California Public Power Authority, Revenue Bonds,              No Opt. Call         AA-          6,100,435
                 Multiple Projects, Series 1989, 6.750%, 7/01/11

------------------------------------------------------------------------------------------------------------------------------------
       23,540   Total Utilities                                                                                          23,228,958
------------------------------------------------------------------------------------------------------------------------------------


                                       53

NUC
Nuveen California Quality Income Municipal Fund, Inc. (continued)
Portfolio of INVESTMENTS February 29, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 7.0% (4.4% OF TOTAL INVESTMENTS)

$       5,525   California Statewide Community Development Authority, Water          10/13 at 101.00         AAA     $    5,601,466
                 and Wastewater Revenue Bonds, Pooled Financing Program,
                 Series 2004A, 5.250%, 10/01/24 - FSA Insured

                Goleta Water District, California, Certificates of Participation
                Revenue Bonds, Series 2003:
        1,000    5.250%, 12/01/20 - MBIA Insured                                     12/13 at 100.00         AAA          1,018,540
        1,440    5.250%, 12/01/21 - MBIA Insured                                     12/13 at 100.00         AAA          1,461,658
        1,205    5.250%, 12/01/22 - MBIA Insured                                     12/13 at 100.00         AAA          1,215,014

          850   Healdsburg Public Financing Authority, California, Wastewater         4/16 at 100.00         AAA            803,437
                 Revenue Bonds, Series 2006, 5.000%, 4/01/36 - MBIA Insured

        1,250   Indio Water Authority, California, Water Revenue Bonds,               4/16 at 100.00         AAA          1,198,725
                 Series 2006, 5.000%, 4/01/31 - AMBAC Insured

          500   Norco, California, Certificates of Participation Refunding,          10/08 at 102.00         AAA            484,825
                 Water and Sewerage System Improvement Project,
                 Series 1998, 5.125%, 10/01/28 - AMBAC Insured

        1,380   Sacramento County Sanitation District Financing Authority,            6/16 at 100.00          AA          1,307,453
                 California, Revenue Bonds, Series 2006, 5.000%, 12/01/36 -
                 FGIC Insured

        5,375   San Francisco City and County Public Utilities Commission,           11/12 at 100.00         AAA          5,438,210
                 California, Water Revenue Bonds, Series 2002A, 5.000%, 11/01/19 -
                 MBIA Insured

                Turlock Public Finance Authority, California, Sewerage Revenue
                Bonds, Series 2003A:
        1,565    5.000%, 9/15/19 - FGIC Insured                                       9/13 at 100.00           A          1,586,503
        1,650    5.000%, 9/15/20 - FGIC Insured                                       9/13 at 100.00           A          1,659,868
------------------------------------------------------------------------------------------------------------------------------------
       21,740   Total Water and Sewer                                                                                    21,775,699
------------------------------------------------------------------------------------------------------------------------------------
$     493,950   Total Investments (cost $497,349,762) - 160.2%                                                          497,716,375
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (3.1)%                                                                       (9,698,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.4%                                                                      7,672,908
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (59.5)% (5)                                                   (185,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  310,691,283
                ====================================================================================================================

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

                    The Portfolio of Investments reflects the ratings on certain bonds insured by AMBAC, FGIC, MBIA and XLCA as of February 29, 2008. Subsequent to February 29, 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and at least one rating agency further reduced the ratings for FGIC-insured and XLCA-insured bonds. As of February 29, 2008, one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.

               (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

               (5) Preferred Shares, at Liquidation Value as a percentage of total investments is (37.2)%.

               N/R  Not rated.

             (ETM)  Escrowed to maturity.

              (IF)  Inverse floating rate investment.

              (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

Statement of
ASSETS & LIABILITIES
                                                   February 29, 2008 (Unaudited)

                                                                                     CALIFORNIA
                                 CALIFORNIA        CALIFORNIA        CALIFORNIA      INVESTMENT       CALIFORNIA          CALIFORNIA
                                      VALUE  PERFORMANCE PLUS       OPPORTUNITY         QUALITY   SELECT QUALITY      QUALITY INCOME
                                      (NCA)             (NCP)             (NCO)           (NQC)            (NVC)               (NUC)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value
   (cost $254,902,736,
   $289,348,704, $183,773,458,
   $304,007,925, $520,821,170
   and $497,349,762,
   respectively)               $253,618,827      $283,278,272      $181,183,962    $298,307,328     $511,842,402       $497,716,375
Cash                                     --           894,010           663,912       7,068,088        2,484,401                 --
Receivables:
   Interest                       3,211,557         4,180,217         2,125,191       4,736,585        7,242,251          7,687,031
   Investments sold               4,302,048                --                --              --               --          2,836,835
Other assets                         12,820            24,869             4,108          27,795           55,439             45,498
------------------------------------------------------------------------------------------------------------------------------------
   Total assets                 261,145,252       288,377,368       183,977,173     310,139,796      521,624,493        508,285,739
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                      515,263                --                --              --               --          1,295,515
Floating rate obligations        20,421,000         4,258,000         3,536,000       9,170,000       10,096,000          9,698,000
Accrued expenses:
   Management fees                  111,947           147,453            94,696         155,915          262,200            254,973
   Other                             61,404            65,475            21,276          67,385          121,155            103,156
Common Shares dividends payable     814,933           629,392           420,610         702,054        1,174,849          1,160,213
Preferred share dividends payable       N/A            88,158            33,506          46,905           42,964             82,599
------------------------------------------------------------------------------------------------------------------------------------
   Total liabilities             21,924,547         5,188,478         4,106,088      10,142,259       11,697,168         12,594,456
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at
   liquidation value                    N/A       106,000,000        68,000,000     112,000,000      192,000,000        185,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable
   to Common shares            $239,220,705      $177,188,890      $111,871,085    $187,997,537     $317,927,325       $310,691,283
====================================================================================================================================
Common shares outstanding        25,241,808        12,965,742         8,168,248      13,580,232       23,129,870         22,020,090
====================================================================================================================================
Net asset value per Common
   share outstanding (net
   assets applicable to Common
   shares, divided by
   Common shares
   outstanding)                $       9.48      $      13.67      $      13.70    $      13.84     $      13.75       $      14.11
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01
   par value per share         $    252,418      $    129,657      $     81,682    $    135,802     $    231,299       $    220,201
Paid-in surplus                 237,576,622       181,322,684       113,901,601     189,659,207      322,552,272        306,793,398
Undistributed
   (Over-distribution of)
   net investment income             64,140           101,725           (23,897)         10,767         (258,234)          (741,068)
Accumulated net realized
   gain (loss) from
   investments and
   derivative
   transactions                   2,611,434         1,705,256           501,195       3,892,358        4,380,756          4,052,139
Net unrealized
   appreciation (depreciation)
   of investments and
   derivative transactions       (1,283,909)       (6,070,432)       (2,589,496)     (5,700,597)      (8,978,768)           366,613
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable
   to Common shares            $239,220,705      $177,188,890      $111,871,085    $187,997,537     $317,927,325       $310,691,283
====================================================================================================================================
Authorized shares:
   Common                       250,000,000       200,000,000       200,000,000     200,000,000      200,000,000        200,000,000
   Preferred                            N/A         1,000,000         1,000,000       1,000,000        1,000,000          1,000,000
====================================================================================================================================
N/A - Fund is not authorized to issue Preferred shares.

                                 See accompanying notes to financial statements.

Statement of
OPERATIONS
                                  Six Months Ended February 29, 2008 (Unaudited)

                                                                                     CALIFORNIA
                                 CALIFORNIA        CALIFORNIA        CALIFORNIA      INVESTMENT       CALIFORNIA          CALIFORNIA
                                      VALUE  PERFORMANCE PLUS       OPPORTUNITY         QUALITY   SELECT QUALITY      QUALITY INCOME
                                      (NCA)             (NCP)             (NCO)           (NQC)            (NVC)               (NUC)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME              $  6,650,793      $  7,581,928       $ 4,930,754    $  8,065,609     $ 13,742,105       $ 13,401,782
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                     688,984           931,036           598,682         980,057        1,650,826          1,598,248
Preferred shares - auction fees          --           132,137            84,767         139,616          239,343            230,616
Preferred shares - dividend
   disbursing agent fees                 --            14,909             9,927           9,927           14,916             14,893
Shareholders' servicing agent
   fees and expenses                 15,803             9,608             6,002           8,825           12,069              9,517
Interest expense on
   floating rate obligations         82,669            70,873            58,856         153,030          168,045            161,420
Custodian's fees and expenses        38,076            41,928            24,269          34,341           62,740             60,141
Directors' fees and expenses          2,680             4,974             2,425           3,968            8,065              5,356
Professional fees                     8,317            12,944            11,893          10,190           11,301             13,493
Shareholders' reports - printing
   and mailing expenses              22,724            17,800             9,732          18,141           27,125             25,320
Stock exchange listing fees           4,799             4,799             4,803           4,799            4,799              4,799
Investor relations expense           10,406            10,824             6,978          11,285           18,703             18,113
Other expenses                        6,489            15,562            13,066          15,636           20,229             25,887
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian
   fee credit                       880,947         1,267,394           831,400       1,389,815        2,238,161          2,167,803
   Custodian fee credit             (12,049)          (13,979)           (6,916)         (3,008)         (13,266)            (6,835)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                        868,898         1,253,415           824,484       1,386,807        2,224,895          2,160,968
------------------------------------------------------------------------------------------------------------------------------------
Net investment income             5,781,895         6,328,513         4,106,270       6,678,802       11,517,210         11,240,814
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
   Investments                    1,116,478         1,510,449           211,392       2,154,438          943,912            395,872
   Forward swaps                  1,544,426           481,957           319,511       1,916,826        3,564,177          3,851,151
Change in net unrealized
   appreciation (depreciation) of:
   Investments                  (11,621,315)      (14,955,325)       (9,599,577)    (16,145,885)     (25,523,861)       (20,934,370)
   Forward swaps                   (642,663)         (146,052)            1,358        (579,016)      (1,075,627)        (1,162,220)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
   gain (loss)                   (9,603,074)      (13,108,971)       (9,067,316)    (12,653,637)     (22,091,399)       (17,849,567)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income              N/A        (1,661,714)       (1,113,679)     (1,854,341)      (3,028,614)        (3,495,889)
From accumulated net realized gains     N/A          (348,912)         (215,479)        (59,134)        (410,088)                --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Preferred shareholders            N/A        (2,010,626)       (1,329,158)     (1,913,475)      (3,438,702)        (3,495,889)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations             $ (3,821,179)     $ (8,791,084)      $(6,290,204)   $ (7,888,310)    $(14,012,891)      $(10,104,642)
====================================================================================================================================
N/A - Fund is not authorized to issue Preferred shares.

                                See  accompanying notes to financial statements.

Statement of
CHANGES in NET ASSETS (Unaudited)

                                                                            CALIFORNIA
                                   CALIFORNIA VALUE (NCA)              PERFORMANCE PLUS (NCP)         CALIFORNIA OPPORTUNITY (NCO)
                               ------------------------------      ----------------------------     --------------------------------
                                 SIX MONTHS                          SIX MONTHS                       SIX MONTHS
                                      ENDED        YEAR ENDED             ENDED      YEAR ENDED            ENDED         YEAR ENDED
                                    2/29/08           8/31/07           2/29/08         8/31/07          2/29/08            8/31/07
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income          $  5,781,895      $ 11,458,806      $  6,328,513    $ 12,506,724     $  4,106,270       $  8,093,150
Net realized gain (loss) from:
   Investments                    1,116,478           285,881         1,510,449         707,835          211,392          1,377,217
   Forward swaps                  1,544,426           116,800           481,957         731,300          319,511            (85,714)
Change in net unrealized
   appreciation (depreciation) of:
   Investments                  (11,621,315)       (6,426,708)      (14,955,325)     (8,786,247)      (9,599,577)        (6,864,917)
   Forward swaps                   (642,663)          (56,964)         (146,052)       (556,393)           1,358             (1,358)
Distributions to
   Preferred Shareholders:
   From net investment income           N/A               N/A        (1,661,714)     (3,344,706)      (1,113,679)        (2,275,505)
   From accumulated net
      realized gains                    N/A               N/A          (348,912)       (208,558)        (215,479)                --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations               (3,821,179)        5,377,815        (8,791,084)      1,049,955       (6,290,204)           242,873
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income       (5,527,958)      (11,512,039)       (4,522,450)     (9,259,482)      (2,958,541)        (6,489,586)
From accumulated net
   realized gains                  (451,828)         (712,571)         (963,355)       (683,961)        (607,718)                --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable
   to Common shares from
   distributions to Common
   shareholders                  (5,979,786)      (12,224,610)       (5,485,805)     (9,943,443)      (3,566,259)        (6,489,586)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions         --                --                --              --               --            182,321
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares from
   capital share transactions            --                --                --              --               --            182,321
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares   (9,800,965)       (6,846,795)      (14,276,889)     (8,893,488)      (9,856,463)        (6,064,392)
Net assets applicable to Common
   shares at the beginning
   of period                    249,021,670       255,868,465       191,465,779     200,359,267      121,727,548        127,791,940
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
   Common shares at the
   end of period               $239,220,705      $249,021,670      $177,188,890    $191,465,779     $111,871,085       $121,727,548
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at
   the end of period           $     64,140      $   (189,797)     $    101,725    $    (42,624)    $    (23,897)      $    (57,947)
====================================================================================================================================
N/A - Fund is not authorized to issue Preferred shares.

                                 See accompanying notes to financial statements.

                      Statement of
                      CHANGES in NET ASSETS (continued) (Unaudited)

                                         CALIFORNIA                         CALIFORNIA                        CALIFORNIA
                                   INVESTMENT QUALITY (NQC)             SELECT QUALITY (NVC)               QUALITY INCOME (NUC)
                               ------------------------------      ----------------------------     --------------------------------
                                 SIX MONTHS                          SIX MONTHS                       SIX MONTHS
                                      ENDED        YEAR ENDED             ENDED      YEAR ENDED            ENDED         YEAR ENDED
                                    2/29/08           8/31/07           2/29/08         8/31/07          2/29/08            8/31/07
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income          $  6,678,802      $ 13,162,184      $ 11,517,210    $ 22,553,630     $ 11,240,814       $ 22,166,977
Net realized gain (loss) from:
   Investments                    2,154,438            14,246           943,912         607,991          395,872            (86,120)
   Forward swaps                  1,916,826            55,300         3,564,177         802,400        3,851,151            (35,100)
Change in net unrealized
   appreciation (depreciation) of:
   Investments                  (16,145,885)       (8,137,893)      (25,523,861)    (15,805,336)     (20,934,370)       (12,873,328)
   Forward swaps                   (579,016)         (117,109)       (1,075,627)       (424,362)      (1,162,220)           (28,727)
Distributions to
   Preferred Shareholders:
   From net investment income    (1,854,341)       (3,463,790)       (3,028,614)     (6,274,053)      (3,495,889)        (6,134,827)
   From accumulated net
      realized gains                (59,134)         (261,799)         (410,088)       (290,571)              --           (175,677)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations               (7,888,310)        1,251,139       (14,012,891)      1,169,699      (10,104,642)         2,833,198
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income       (5,017,896)       (9,533,321)       (8,049,197)    (17,364,648)      (7,960,263)       (16,895,802)
From accumulated net
   realized gains                  (162,963)         (893,572)       (1,112,547)     (1,062,552)              --           (592,043)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable
   to Common shares from
   distributions to Common
   shareholders                  (5,180,859)      (10,426,893)       (9,161,744)    (18,427,200)      (7,960,263)       (17,487,845)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions         --                --                --         228,521               --            315,124
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares from
   capital share transactions            --                --                --         228,521               --            315,124
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
    in net assets applicable
    to Common shares            (13,069,169)       (9,175,754)      (23,174,635)    (17,028,980)     (18,064,905)       (14,339,523)
Net assets applicable to Common
   shares at the beginning
   of period                    201,066,706       210,242,460       341,101,960     358,130,940      328,756,188        343,095,711
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
   Common shares at the
   end of period               $187,997,537      $201,066,706      $317,927,325    $341,101,960     $310,691,283       $328,756,188
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the end
   of period                   $     10,767      $    204,202      $   (258,234)   $   (697,633)    $   (741,068)      $   (525,730)
====================================================================================================================================

                                 See accompanying notes to financial statements.

Notes to
FINANCIAL STATEMENTS (Unaudited)


1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The funds covered in this report and their corresponding Common share New York Stock Exchange symbols are Nuveen California Municipal Value Fund, Inc. (NCA), Nuveen California Performance Plus Municipal Fund, Inc. (NCP), Nuveen California Municipal Market Opportunity Fund, Inc. (NCO), Nuveen California Investment Quality Municipal Fund, Inc. (NQC), Nuveen California Select Quality Municipal Fund, Inc. (NVC) and Nuveen California Quality Income Municipal Fund, Inc. (NUC) (collectively, the "Funds"). The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end, diversified management investment companies.

Each Fund seeks to provide current income exempt from both regular federal and California state income taxes by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within the state of California or certain U.S. territories.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service may establish fair value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. Prices of forward swap contracts are also provided by an independent pricing service approved by each Fund's Board of Directors. If the pricing service is unable to supply a price for a municipal bond or forward swap contract, each Fund may use market quotes provided by major broker/dealers in such investments. If it is determined that the market price for an investment or derivative instrument is unavailable or inappropriate, the Board of Directors of the Funds, or its designee, may establish fair value in accordance with procedures established in good faith by the Board of Directors. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At February 29, 2008, there were no such outstanding purchase commitments in any of the Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and California state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Notes to
FINANCIAL STATEMENTS (continued) (Unaudited)


Effective February 29, 2008, the Funds adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 "Accounting for Uncertainty in Income
Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50-percent likelihood) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current year.

Implementation of FIN 48 required management of the Funds to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). The Funds have no examinations in progress.

For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Funds has reviewed all tax positions taken or expected to be taken in the preparation of the Funds' tax returns and concluded the adoption of FIN 48 resulted in no impact to the Funds' net assets or results of operations as of and during the six months ended February 29, 2008.

The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Preferred Shares

California Value (NCA) is not authorized to issue Preferred shares. The Funds below have issued and outstanding Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's Preferred shares are issued in more than one Series. The dividend rate paid by the Funds on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                                                    CALIFORNIA                CALIFORNIA   CALIFORNIA   CALIFORNIA
                                                   PERFORMANCE   CALIFORNIA   INVESTMENT       SELECT      QUALITY
                                                          PLUS  OPPORTUNITY      QUALITY      QUALITY       INCOME
                                                         (NCP)        (NCO)        (NQC)        (NVC)        (NUC)
------------------------------------------------------------------------------------------------------------------
Number of shares:
   Series M                                                 --           --        3,600           --        1,400
   Series T                                              1,800           --           --        2,400           --
   Series W                                                640        2,200          880        1,680        3,000
   Series TH                                                --           --           --        3,600           --
   Series F                                              1,800          520           --           --        3,000
------------------------------------------------------------------------------------------------------------------
Total                                                    4,240        2,720        4,480        7,680        7,400
==================================================================================================================

Inverse Floating Rate Securities

Each Fund may invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond's par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an "inverse floater") that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond's downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond's value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an "externally-deposited inverse floater"), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a "self-deposited inverse floater"). A Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a "recourse trust" or "credit recovery swap") with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates, as well as any shortfalls in interest cash flows. The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as an "Inverse floating rate investment". An investment in a self-deposited inverse floater, recourse trust or credit recovery swap is accounted for as a financing transaction in accordance with Statement of Financial Accounting Standards (SFAS) No. 140 "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities". In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as an "Underlying bond of an inverse floating rate trust", with the Fund accounting for the short-term floating rate certificates issued by the trust as "Floating rate obligations" on the Statement of Assets and Liabilities. In addition, the Fund reflects in Investment Income the entire earnings of the underlying bond and accounts for the related interest paid to the holders of the short-term floating rate certificates as "Interest expense on floating rate obligations" in the Statement of Operations.

During the six months ended February 29, 2008, each Fund invested in externally deposited inverse floaters and/or self-deposited inverse floaters.

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended February 29, 2008, were as follows:

                                                    CALIFORNIA                CALIFORNIA   CALIFORNIA   CALIFORNIA
                                      CALIFORNIA   PERFORMANCE   CALIFORNIA   INVESTMENT       SELECT      QUALITY
                                           VALUE          PLUS  OPPORTUNITY      QUALITY      QUALITY       INCOME
                                           (NCA)         (NCP)        (NCO)        (NQC)        (NVC)        (NUC)
------------------------------------------------------------------------------------------------------------------
Average floating rate obligations     $5,056,879    $4,258,000   $3,536,000   $9,170,000  $10,096,000   $9,698,000
Average annual interest rate and fees      3.29%         3.35%        3.35%        3.36%        3.35%        3.35%
==================================================================================================================

Notes to
FINANCIAL STATEMENTS (continued) (Unaudited)


Forward Swap Transactions

Each Fund is authorized to invest in forward interest rate swap transactions. Each Fund's use of forward interest rate swap transactions is intended to help the Fund manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Fund's interest rate sensitivity with that of the broader municipal market. Forward interest rate swap transactions involve each Fund's agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment obligation is based on the notional amount of the forward swap contract and the termination date of the swap (which is akin to a bond's maturity). The value of the Fund's swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap's termination date increases or decreases. The Funds may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. Each Fund intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. To reduce such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when any of the Funds have an unrealized loss on a swap contract, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate, either up or down, by at least the predetermined threshold amount.

Zero Coupon Securities

Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolios of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which the Fund overdraws its account at the custodian bank.

Indemnifications

Under the Funds' organizational documents, their Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common shares were as follows:

                                             CALIFORNIA               CALIFORNIA                CALIFORNIA
                                             VALUE (NCA)         PERFORMANCE PLUS (NCP)      OPPORTUNITY (NCO)
                                      -----------------------   -----------------------   -----------------------
                                      SIX MONTHS                SIX MONTHS                SIX MONTHS
                                           ENDED   YEAR ENDED        ENDED   YEAR ENDED        ENDED   YEAR ENDED
                                         2/29/08      8/31/07      2/29/08      8/31/07      2/29/08      8/31/07
-----------------------------------------------------------------------------------------------------------------
Common shares issued to
   shareholders due to
   reinvestment of distributions             --            --           --           --           --       11,448
=================================================================================================================
                                             CALIFORNIA                 CALIFORNIA                CALIFORNIA
                                      INVESTMENT QUALITY (NQC)     SELECT QUALITY (NVC)      QUALITY INCOME (NUC)
                                      ------------------------  -----------------------   -----------------------
                                      SIX MONTHS                SIX MONTHS                SIX MONTHS
                                           ENDED   YEAR ENDED        ENDED   YEAR ENDED        ENDED   YEAR ENDED
                                         2/29/08      8/31/07      2/29/08      8/31/07      2/29/08      8/31/07
-----------------------------------------------------------------------------------------------------------------
Common shares issued to
   shareholders due to
   reinvestment of distributions             --            --           --       15,014           --       20,362
=================================================================================================================

3. INVESTMENT TRANSACTIONS

Purchases and sales (including maturities but excluding short-term investments and derivative transactions) during the six months ended February 29, 2008, were as follows:

                                                    CALIFORNIA                CALIFORNIA   CALIFORNIA   CALIFORNIA
                                      CALIFORNIA   PERFORMANCE   CALIFORNIA   INVESTMENT       SELECT      QUALITY
                                           VALUE          PLUS  OPPORTUNITY      QUALITY      QUALITY       INCOME
                                           (NCA)         (NCP)        (NCO)        (NQC)        (NVC)        (NUC)
------------------------------------------------------------------------------------------------------------------
Purchases                            $26,696,535   $25,501,045  $10,987,395  $43,256,341  $49,204,350  $41,462,193
Sales and maturities                  13,928,269    27,301,540   13,079,823   49,406,272   50,629,714   40,677,506
==================================================================================================================

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and loses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At February 29, 2008, the cost of investments was as follows:

                                                    CALIFORNIA                  CALIFORNIA    CALIFORNIA    CALIFORNIA
                                      CALIFORNIA   PERFORMANCE    CALIFORNIA    INVESTMENT        SELECT       QUALITY
                                           VALUE          PLUS   OPPORTUNITY       QUALITY       QUALITY        INCOME
                                           (NCA)         (NCP)         (NCO)         (NQC)         (NVC)         (NUC)
----------------------------------------------------------------------------------------------------------------------
Cost of investments                 $234,420,555  $285,117,970  $180,206,329  $294,891,952  $510,887,069  $487,747,409
======================================================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at February 29, 2008, were as follows:

                                                     CALIFORNIA                    CALIFORNIA     CALIFORNIA     CALIFORNIA
                                      CALIFORNIA    PERFORMANCE     CALIFORNIA     INVESTMENT         SELECT        QUALITY
                                           VALUE           PLUS    OPPORTUNITY        QUALITY        QUALITY         INCOME
                                           (NCA)          (NCP)          (NCO)          (NQC)          (NVC)          (NUC)
---------------------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                     $  9,351,287   $  6,283,700   $ 5,373,839    $  5,795,142   $ 14,022,985   $ 17,177,862
   Depreciation                      (10,572,853)   (12,381,117)   (7,932,403)    (11,551,192)   (23,163,915)   (16,907,478)
---------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
   (depreciation) of investments    $ (1,221,566)  $ (6,097,417)  $(2,558,564)   $ (5,756,050)  $ (9,140,930)  $    270,384
===========================================================================================================================

                      Notes to
                      FINANCIAL STATEMENTS (continued) (Unaudited)


The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at August 31, 2007, the Funds' last tax year end, were as follows:

                                                        CALIFORNIA                    CALIFORNIA     CALIFORNIA     CALIFORNIA
                                         CALIFORNIA    PERFORMANCE     CALIFORNIA     INVESTMENT         SELECT        QUALITY
                                              VALUE           PLUS    OPPORTUNITY        QUALITY        QUALITY         INCOME
                                               (NCA)          (NCP)          (NCO)          (NQC)          (NVC)          (NUC)
------------------------------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *      $669,390      $ 503,111       $267,304       $656,393      $ 648,990       $804,231
Undistributed net ordinary income **          2,895        120,842        156,498        258,241             --         44,293
Undistributed net long-term capital gains   401,924      1,184,099        793,489        208,950      1,643,621            729
==============================================================================================================================
*    Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on August 1, 2007, paid on September 4, 2007.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds' last tax year ended August 31, 2007, was designated for purposes of the dividends paid deduction as follows:

                                                          CALIFORNIA                   CALIFORNIA     CALIFORNIA     CALIFORNIA
                                            CALIFORNIA   PERFORMANCE    CALIFORNIA     INVESTMENT         SELECT        QUALITY
                                                 VALUE          PLUS   OPPORTUNITY        QUALITY        QUALITY         INCOME
                                                  (NCA)         (NCP)         (NCO)          (NQC)          (NVC)          (NUC)
-------------------------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income   $11,560,751   $12,586,202    $8,568,752    $13,020,096    $23,676,926    $22,977,178
Distributions from net ordinary income **        1,772        81,182       237,458         82,870        118,707         76,734
Distributions from net long-term
   capital gains                               712,571       813,872            --      1,072,501      1,353,123        767,720
===============================================================================================================================
**   Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

California Quality Income (NUC) elected to defer net realized losses from investments incurred from November 1, 2006, through August 31, 2007, the Funds' last tax year-end, ("post-October losses") in accordance with federal income tax regulations. Post-October losses of $36,885 were treated as having arisen on the first day of the current taxable year.

5. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Each Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc., ("Nuveen"), and a specific fund-level component, based only on the amount of assets within each individual Fund, and for California Value
(NCA) a gross interest income component. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

California Value (NCA) pays an annual fund-level fee, payable monthly, of .15% of the average daily net assets of the Fund, as well as 4.125% of the gross interest income (excluding interest on bonds underlying a "self-deposited inverse floater" trust that is attributed to the Fund over and above the net interest earned on the inverse floater itself) of the Fund.

The annual fund-level fee, payable monthly, for each Fund (excluding California Value (NCA)) is based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS
(INCLUDING NET ASSETS
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For the next $3 billion                                                   .3875
For net assets over $5 billion                                            .3750
================================================================================

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of February 29, 2008, the complex level fee rate was .1869%.

Effective August 20, 2007, the complex-level fee schedule is as follows:

COMPLEX-LEVEL ASSET BREAKPOINT LEVEL (1)      EFFECTIVE RATE AT BREAKPOINT LEVEL
--------------------------------------------------------------------------------
$55 billion                                                               .2000%
$56 billion                                                               .1996
$57 billion                                                               .1989
$60 billion                                                               .1961
$63 billion                                                               .1931
$66 billion                                                               .1900
$71 billion                                                               .1851
$76 billion                                                               .1806
$80 billion                                                               .1773
$91 billion                                                               .1691
$125 billion                                                              .1599
$200 billion                                                              .1505
$250 billion                                                              .1469
$300 billion                                                              .1445
================================================================================
(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to preferred stock issued by or borrowings by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors has adopted a deferred compensation plan for independent Directors that enables Directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

Agreement and Plan of Merger

On June 20, 2007, Nuveen Investments announced that it had entered into a definitive Agreement and Plan of Merger ("Merger Agreement") with Windy City Investments, Inc. ("Windy City"), a corporation formed by investors led by Madison Dearborn Partners, LLC ("Madison Dearborn"), pursuant to which Windy City would acquire Nuveen Investments. Madison Dearborn is a private equity investment firm based in Chicago, Illinois. The merger was consummated on November 13, 2007.

Notes to
FINANCIAL STATEMENTS (continued) (Unaudited)



The consummation of the merger was deemed to be an "assignment" (as that term is defined in the Investment Company Act of 1940) of the investment management agreement between each Fund and the Adviser, and resulted in the automatic termination of each Fund's agreement. The Board of Directors of each Fund considered and approved a new investment management agreement with the Adviser on the same terms as the previous agreements. Each new ongoing agreement was approved by the shareholders of each Fund and took effect on November 13, 2007.

The investors led by Madison Dearborn include an affiliate of Merrill Lynch. As a result, Merrill Lynch is an indirect "affiliated person" (as that term is defined in the Investment Company Act of 1940) of each Fund. Certain conflicts of interest may arise as a result of such indirect affiliation. For example, the Funds are generally prohibited from entering into principal transactions with Merrill Lynch and its affiliates. The Adviser does not believe that any such prohibitions or limitations as a result of Merrill Lynch's affiliation will significantly impact the ability of the Funds to pursue their investment objectives and policies.

6. NEW ACCOUNTING PRONOUNCEMENTS

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of February 29, 2008, management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements included within the Statement of Operations for the period.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161

In March 2008, the FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities." This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative instruments, b) how derivative instruments and related hedge items are accounted for, and c) how derivative instruments and related hedge items affect a fund's financial position, results of operations and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. As of February 29, 2008, management does not believe the adoption of SFAS No. 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

7. SUBSEQUENT EVENTS

Auction Rate Preferred Markets

Beginning in February 2008, more shares for sale were submitted in the regularly scheduled auctions for the Preferred shares issued by the Funds (excluding California Value (NCA)) than there were offers to buy. This meant that these auctions "failed to clear," and that many Preferred shareholders who wanted to sell their shares in these auctions were unable to do so. Preferred shareholders unable to sell their shares received distributions at the "maximum rate" calculated in accordance with the pre-established terms of the Preferred shares.

These developments generally do not affect the management or investment policies of the Funds. However, one implication of these auction failures for Common shareholders is that the Funds' cost of leverage will be higher than it otherwise would have been had the auctions continued to be successful. As a result, the Funds' future Common share earnings may be lower than they otherwise would have been.

Distributions to Common Shareholders

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on April 1, 2008, to shareholders of record on March 15, 2008, as follows:

                                                    CALIFORNIA                CALIFORNIA   CALIFORNIA   CALIFORNIA
                                      CALIFORNIA   PERFORMANCE   CALIFORNIA   INVESTMENT       SELECT      QUALITY
                                           VALUE          PLUS  OPPORTUNITY      QUALITY      QUALITY       INCOME
                                           (NCA)         (NCP)        (NCO)        (NQC)        (NVC)        (NUC)
------------------------------------------------------------------------------------------------------------------
Dividend per share                        $.0365        $.0565       $.0575       $.0585       $.0580       $.0595
==================================================================================================================

Financial
HIGHLIGHTS (Unaudited)

Selected data for a Common share outstanding throughout each period:

                                                   Investment Operations                                  Less Distributions
                              ----------------------------------------------------------------   -----------------------------------
                                                       Distributions   Distributions
                                                            from Net            from                    Net
                   Beginning                              Investment         Capital             Investment    Capital
                      Common                     Net       Income to        Gains to              Income to   Gains to
                       Share         Net   Realized/       Preferred       Preferred                 Common     Common
                   Net Asset  Investment  Unrealized          Share-          Share-                 Share-     Share-
                       Value      Income  Gain (Loss)        holders+        holders+    Total      holders    holders       Total
====================================================================================================================================
CALIFORNIA VALUE (NCA)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2008(b)               $ 9.87       $ .23      $ (.38)            N/A             N/A    $ (.15)       $(.22)     $(.02)     $ (.24)
2007                   10.14         .45        (.23)            N/A             N/A       .22         (.46)      (.03)       (.49)
2006                   10.33         .46        (.13)            N/A             N/A       .33         (.46)      (.06)       (.52)
2005                   10.20         .47         .21             N/A             N/A       .68         (.47)      (.08)       (.55)
2004                    9.93         .48         .34             N/A             N/A       .82         (.48)      (.07)       (.55)
2003                   10.27         .50        (.32)            N/A             N/A       .18         (.51)      (.01)       (.52)

CALIFORNIA PERFORMANCE
PLUS (NCP)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2008(b)                14.77         .49       (1.01)           (.13)           (.03)     (.68)        (.35)      (.07)       (.42)
2007                   15.45         .96        (.60)           (.26)           (.02)      .08         (.71)      (.05)       (.76)
2006                   15.79         .96        (.29)           (.23)             --       .44         (.78)        --        (.78)
2005                   15.53         .97         .49            (.12)           (.01)     1.33         (.90)      (.17)      (1.07)
2004                   14.76         .99         .80            (.06)             --      1.73         (.96)        --        (.96)
2003                   15.32        1.02        (.58)           (.08)             --       .36         (.92)        --        (.92)
====================================================================================================================================
                                               Total Returns
                                           --------------------
                                                         Based
                      Ending                                on
                      Common                Based       Common
                       Share     Ending        on    Share Net
                   Net Asset     Market    Market        Asset
                       Value      Value     Value*       Value*
================================================================
CALIFORNIA VALUE (NCA)
----------------------------------------------------------------
Year Ended 8/31:
2008(b)               $ 9.48     $ 9.27     (1.47)%      (1.63)%
2007                    9.87       9.65      4.74         2.11
2006                   10.14       9.67      2.85         3.34
2005                   10.33       9.92     13.33         6.82
2004                   10.20       9.27      8.02         8.40
2003                    9.93       9.10     (3.55)        1.73

CALIFORNIA PERFORMANCE PLUS (NCP)
----------------------------------------------------------------
Year Ended 8/31:
2008(b)                13.67      12.86     (5.70)       (4.76)
2007                   14.77      14.07      3.21          .49
2006                   15.45      14.36      4.42         2.97
2005                   15.79      14.52      9.66         8.89
2004                   15.53      14.26      9.65        12.00
2003                   14.76      13.90     (1.30)        2.30
================================================================
                                                                Ratios/Supplemental Data
                  ------------------------------------------------------------------------------------------------------------------
                                        Ratios to Average Net Assets                    Ratios to Average Net Assets
                                        Applicable to Common Shares                     Applicable to Common Shares
                                               Before Credit                                  After Credit**
                                -------------------------------------------   ------------------------------------------
                       Ending
                          Net
                       Assets
                   Applicable       Expenses        Expenses          Net         Expenses       Expenses          Net    Portfolio
                    to Common      Including       Excluding   Investment        Including      Excluding   Investment     Turnover
                  Shares (000)  Interest++(a)   Interest++(a)      Income++   Interest++(a)  Interest++(a)      Income++       Rate
====================================================================================================================================
CALIFORNIA
VALUE (NCA)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2008(b)              $239,221         .70%***         .64%***     4.60%***          .69%***        .63%***     4.61%***           5%
2007                  249,022         .65             .62         4.49              .64            .61         4.51               8
2006                  255,868         .64             .64         4.51              .63            .63         4.52              20
2005                  260,782         .63             .63         4.54              .63            .63         4.54               4
2004                  257,550         .65             .65         4.70              .65            .65         4.70              28
2003                  250,749         .66             .66         4.84              .66            .66         4.85              24

CALIFORNIA PERFORMANCE
PLUS (NCP)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2008(b)               177,189        1.31***         1.24***      6.54***          1.30***        1.23***      6.56***            9
2007                  191,466        1.30            1.22         6.28             1.28           1.20         6.30              18
2006                  200,359        1.23            1.23         6.28             1.22           1.22         6.29              11
2005                  204,692        1.23            1.23         6.22             1.22           1.22         6.23               5
2004                  201,307        1.26            1.26         6.48             1.25           1.25         6.49              16
2003                  191,409        1.26            1.26         6.65             1.25           1.25         6.66              30
====================================================================================================================================

                                                      Floating Rate Obligations
                 Preferred Shares at End of Period       at End of Period
              --------------------------------------  -------------------------
                Aggregate   Liquidation                 Aggregate
                   Amount    and Market        Asset       Amount         Asset
              Outstanding         Value     Coverage  Outstanding      Coverage
                    (000)     Per Share    Per Share         (000)   Per $1,000
===============================================================================
CALIFORNIA VALUE (NCA)
-------------------------------------------------------------------------------
Year Ended 8/31:
2008(b)           $   N/A        $  N/A     $    N/A      $20,421       $12,714
2007                  N/A           N/A          N/A        3,576        70,637
2006                  N/A           N/A          N/A           --            --
2005                  N/A           N/A          N/A           --            --
2004                  N/A           N/A          N/A           --            --
2003                  N/A           N/A          N/A           --            --

CALIFORNIA PERFORMANCE PLUS (NCP)
-------------------------------------------------------------------------------
Year Ended 8/31:
2008(b)           106,000        25,000       66,790        4,258        67,507
2007              106,000        25,000       70,157        4,258        70,860
2006              106,000        25,000       72,255           --            --
2005              106,000        25,000       73,276           --            --
2004              106,000        25,000       72,478           --            --
2003              106,000        25,000       70,144           --            --
===============================================================================

N/A  Fund is not authorized to issue Preferred shares.

* Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period takes place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

     Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

**   After custodian fee credit, where applicable.

***  Annualized.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 - Inverse Floating Rate Securities.

(b)  For the six months ended February 29, 2008.

                                 See accompanying notes to financial statements.


                                  68-69 spread

Financial
HIGHLIGHTS (continued) (Unaudited)

Selected data for a Common share outstanding throughout each period:

                                                   Investment Operations                                 Less Distributions
                              ----------------------------------------------------------------   ----------------------------------
                                                       Distributions   Distributions
                                                            from Net            from                    Net
                   Beginning                              Investment         Capital             Investment    Capital
                      Common                     Net       Income to        Gains to              Income to   Gains to
                       Share         Net   Realized/       Preferred       Preferred                 Common     Common
                   Net Asset  Investment  Unrealized          Share-          Share-                 Share-     Share-
                       Value      Income  Gain (Loss)        holders+        holders+    Total      holders    holders       Total
===================================================================================================================================
CALIFORNIA OPPORTUNITY (NCO)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2008(b)               $14.90       $ .50      $(1.10)          $(.14)       $(.03)      $ (.77)       $(.36)     $(.07)     $ (.43)
2007                   15.67         .99        (.68)           (.28)          --          .03         (.80)        --        (.80)
2006                   16.14        1.00        (.41)           (.22)          --          .37         (.84)        --        (.84)
2005                   15.67        1.02         .50            (.12)          --         1.40         (.93)        --        (.93)
2004                   14.77        1.03         .88            (.06)          --         1.85         (.95)        --        (.95)
2003                   15.26        1.04        (.55)           (.07)          --          .42         (.91)        --        (.91)

CALIFORNIA INVESTMENT QUALITY (NQC)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2008(b)                14.81         .49        (.94)           (.14)          --****     (.59)        (.37)      (.01)       (.38)
2007                   15.48         .97        (.59)           (.26)        (.02)         .10         (.70)      (.07)       (.77)
2006                   15.86         .96        (.24)           (.23)        (.01)         .48         (.80)      (.06)       (.86)
2005                   15.65         .98         .40            (.13)        (.01)        1.24         (.92)      (.11)      (1.03)
2004                   15.09        1.00         .70            (.06)        (.01)        1.63         (.97)      (.10)      (1.07)
2003                   15.78        1.06        (.71)           (.08)          --          .27         (.94)      (.02)       (.96)
===================================================================================================================================
                                               Total Returns
                                           --------------------
                                                         Based
                      Ending                                on
                      Common                Based       Common
                       Share     Ending        on    Share Net
                   Net Asset     Market    Market        Asset
                       Value      Value     Value*       Value*
================================================================
CALIFORNIA OPPORTUNITY (NCO)
----------------------------------------------------------------
Year Ended 8/31:
2008(b)               $13.70     $12.86     (7.52)%      (5.33)%
2007                   14.90      14.36     (1.62)         .07
2006                   15.67      15.36      4.02         2.47
2005                   16.14      15.61     15.00         9.19
2004                   15.67      14.45     10.63        12.86
2003                   14.77      13.95     (2.45)        2.73

CALIFORNIA INVESTMENT QUALITY (NQC)
----------------------------------------------------------------
Year Ended 8/31:
2008(b)                13.84      12.80     (4.18)       (4.12)
2007                   14.81      13.74     (1.03)         .57
2006                   15.48      14.63      2.73         3.21
2005                   15.86      15.10      9.33         8.18
2004                   15.65      14.80      8.94        11.11
2003                   15.09      14.61       .29         1.60
================================================================
                                                                 Ratios/Supplemental Data
                  ------------------------------------------------------------------------------------------------------------------
                                         Ratios to Average Net Assets                    Ratios to Average Net Assets
                                         Applicable to Common Shares                     Applicable to Common Shares
                                                Before Credit                                  After Credit**
                                 -------------------------------------------   ------------------------------------------
                       Ending
                          Net
                       Assets
                   Applicable        Expenses        Expenses          Net         Expenses       Expenses          Net   Portfolio
                    to Common       Including       Excluding   Investment        Including      Excluding   Investment    Turnover
                  Shares (000)   Interest++(a)   Interest++(a)      Income++   Interest++(a)  Interest++(a)      Income++      Rate
====================================================================================================================================
CALIFORNIA OPPORTUNITY (NCO)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2008(b)              $111,871         1.35%***        1.26%***     6.68%***         1.34%***       1.25%***     6.69%***          6%
2007                  121,728         1.31            1.26         6.37             1.29           1.24         6.39             10
2006                  127,792         1.26            1.26         6.43             1.24           1.24         6.45             18
2005                  131,587         1.25            1.25         6.42             1.25           1.25         6.43              7
2004                  127,743         1.28            1.28         6.72             1.28           1.28         6.73             13
2003                  120,437         1.27            1.27         6.74             1.26           1.26         6.75             16

CALIFORNIA INVESTMENT QUALITY (NQC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2008(b)               187,998         1.37***         1.22***      6.57***          1.37***        1.21***      6.57***          14
2007                  201,067         1.34            1.22         6.32             1.32           1.20         6.33             12
2006                  210,242         1.22            1.22         6.28             1.21           1.21         6.29             11
2005                  215,446         1.21            1.21         6.24             1.20           1.20         6.25              5
2004                  212,509         1.22            1.22         6.48             1.22           1.22         6.49             20
2003                  204,974         1.21            1.21         6.73             1.21           1.21         6.73             26
====================================================================================================================================

                                                      Floating Rate Obligations
                 Preferred Shares at End of Period       at End of Period
              --------------------------------------  -------------------------
                Aggregate   Liquidation                 Aggregate
                   Amount    and Market        Asset       Amount         Asset
              Outstanding         Value     Coverage  Outstanding      Coverage
                    (000)     Per Share    Per Share         (000)   Per $1,000
===============================================================================
CALIFORNIA OPPORTUNITY (NCO)
-------------------------------------------------------------------------------
Year Ended 8/31:
2008(b)          $ 68,000       $25,000      $66,129       $3,536       $51,869
2007               68,000        25,000       69,753        3,536        54,656
2006               68,000        25,000       71,982           --            --
2005               68,000        25,000       73,377           --            --
2004               68,000        25,000       71,964           --            --
2003               68,000        25,000       69,278           --            --

CALIFORNIA INVESTMENT QUALITY (NQC)
-------------------------------------------------------------------------------
Year Ended 8/31:
2008(b)           112,000        25,000       66,964         9,170       33,715
2007              112,000        25,000       69,881         9,170       35,140
2006              112,000        25,000       71,929            --           --
2005              112,000        25,000       73,091            --           --
2004              112,000        25,000       72,435            --           --
2003              112,000        25,000       70,753            --           --
===============================================================================

* Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period takes place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

     Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

**   After custodian fee credit, where applicable.

***  Annualized.

**** Distributions from Capital Gains to Preferred Shareholders rounds to less than $.01 per share.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 - Inverse Floating Rate Securities.

(b)  For the six months ended February 29, 2008.

                                 See accompanying notes to financial statements.


                                      70-71

Financial
HIGHLIGHTS (continued) (Unaudited)


Selected data for a Common share outstanding throughout each period:

                                                   Investment Operations                                 Less Distributions
                              ----------------------------------------------------------------   ---------------------------------
                                                       Distributions   Distributions
                                                            from Net            from                    Net
                   Beginning                              Investment         Capital             Investment    Capital
                      Common                     Net       Income to        Gains to              Income to   Gains to
                       Share         Net   Realized/       Preferred       Preferred                 Common     Common
                   Net Asset  Investment  Unrealized          Share-          Share-                 Share-     Share-
                       Value      Income  Gain (Loss)        holders+        holders+    Total      holders    holders       Total
==================================================================================================================================
CALIFORNIA SELECT QUALITY (NVC)
----------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2008(b)               $14.75       $ .50       $(.95)          $(.13)          $(.02)   $ (.60)      $ (.35)     $(.05)    $ (.40)
2007                   15.49         .98        (.64)           (.27)           (.01)      .06         (.75)      (.05)      (.80)
2006                   15.98         .99        (.27)           (.22)           (.02)      .48         (.85)      (.12)      (.97)
2005                   15.63        1.02         .53            (.13)           (.01)     1.41         (.96)      (.10)     (1.06)
2004                   14.93        1.04         .77            (.06)           (.01)     1.74         (.97)      (.07)     (1.04)
2003                   15.53        1.05        (.63)           (.07)             --       .35         (.94)      (.01)      (.95)

CALIFORNIA QUALITY INCOME (NUC)
----------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2008(b)                14.93         .51        (.81)           (.16)             --      (.46)        (.36)        --       (.36)
2007                   15.60        1.01        (.59)           (.28)           (.01)      .13         (.77)      (.03)      (.80)
2006                   16.03        1.02        (.35)           (.23)             --       .44         (.84)      (.03)      (.87)
2005                   15.49        1.04         .69            (.13)           (.01)     1.59         (.97)      (.08)     (1.05)
2004                   14.85        1.05         .73            (.07)             --      1.71        (1.02)      (.05)     (1.07)
2003                   15.84        1.08        (.87)           (.07)           (.01)      .13        (1.00)      (.12)     (1.12)
==================================================================================================================================
                                               Total Returns
                                           --------------------
                                                         Based
                      Ending                                on
                      Common                Based       Common
                       Share     Ending        on    Share Net
                   Net Asset     Market    Market        Asset
                       Value      Value     Value*       Value*
================================================================
CALIFORNIA SELECT QUALITY (NVC)
----------------------------------------------------------------
Year Ended 8/31:
2008(b)               $13.75     $12.70     (6.37)%      (4.33)%
2007                   14.75      13.97     (3.40)         .29
2006                   15.49      15.25      3.63         3.21
2005                   15.98      15.69     13.70         9.33
2004                   15.63      14.81     12.38        11.97
2003                   14.93      14.14     (2.78)        2.24

CALIFORNIA QUALITY INCOME (NUC)
----------------------------------------------------------------
Year Ended 8/31:
2008(b)                14.11      13.25     (3.43)       (3.20)
2007                   14.93      14.08     (2.92)         .74
2006                   15.60      15.28      2.90         2.96
2005                   16.03      15.73     12.30        10.57
2004                   15.49      15.00      9.67        11.76
2003                   14.85      14.67     (2.38)         .71
================================================================
                                                                 Ratios/Supplemental Data
                    ----------------------------------------------------------------------------------------------------------------
                                          Ratios to Average Net Assets                   Ratios to Average Net Assets
                                          Applicable to Common Shares                    Applicable to Common Shares
                                                 Before Credit                                 After Credit**
                                  ------------------------------------------  -------------------------------------------
                         Ending
                            Net
                         Assets
                     Applicable       Expenses       Expenses          Net        Expenses        Expenses          Net   Portfolio
                      to Common      Including      Excluding   Investment       Including       Excluding   Investment    Turnover
                    Shares (000)  Interest++(a)  Interest++(a)      Income++  Interest++(a)   Interest++(a)      Income++      Rate
====================================================================================================================================
CALIFORNIA SELECT QUALITY (NVC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2008(b)                $317,927        1.30%***       1.20%***     6.67%***        1.29%***        1.19%***      6.68%***         9%
2007                    341,102        1.28           1.19         6.36            1.26            1.17          6.37            16
2006                    358,131        1.20           1.20         6.38            1.19            1.19          6.39            16
2005                    369,087        1.19           1.19         6.44            1.18            1.18          6.44             8
2004                    360,938        1.21           1.21         6.78            1.20            1.20          6.78            14
2003                    344,892        1.20           1.20         6.78            1.20            1.20          6.78            20

CALIFORNIA QUALITY INCOME (NUC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2008(b)                 310,691        1.30***        1.20***      6.72***         1.29***         1.20***       6.73***          8
2007                    328,756        1.28           1.20         6.51            1.27            1.18          6.53            16
2006                    343,096        1.21           1.21         6.54            1.20            1.20          6.55            12
2005                    352,752        1.20           1.20         6.62            1.20            1.20          6.63             6
2004                    340,873        1.22           1.22         6.89            1.21            1.21          6.89            16
2003                    326,280        1.22           1.22         6.90            1.21            1.21          6.91            46
====================================================================================================================================

                                                      Floating Rate Obligations
                 Preferred Shares at End of Period       at End of Period
              --------------------------------------  -------------------------
                Aggregate   Liquidation                 Aggregate
                   Amount    and Market        Asset       Amount         Asset
              Outstanding         Value     Coverage  Outstanding      Coverage
                    (000)     Per Share    Per Share         (000)   Per $1,000
===============================================================================
CALIFORNIA SELECT
QUALITY (NVC)
-------------------------------------------------------------------------------
Year Ended 8/31:
2008(b)          $192,000       $25,000      $66,397      $10,096       $51,508
2007              192,000        25,000       69,414       10,096        53,803
2006              192,000        25,000       71,632           --            --
2005              192,000        25,000       73,058           --            --
2004              192,000        25,000       71,997           --            --
2003              192,000        25,000       69,908           --            --

CALIFORNIA QUALITY
INCOME (NUC)
-------------------------------------------------------------------------------
Year Ended 8/31:
2008(b)           185,000        25,000       66,985        9,698        52,113
2007              185,000        25,000       69,427        9,698        53,975
2006              185,000        25,000       71,364           --            --
2005              185,000        25,000       72,669           --            --
2004              185,000        25,000       71,064           --            --
2003              185,000        25,000       69,092           --            --
===============================================================================


* Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period takes place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

     Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

**   After custodian fee credit, where applicable.

***  Annualized.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 - Inverse Floating Rate Securities.

(b)  For the six months ended February 29, 2008.

                                 See accompanying notes to financial statements.


                                  72-73 spread

Reinvest Automatically
EASILY and CONVENIENTLY

NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.


NUVEEN CLOSED-END FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional Fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund's shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares' net asset value or 95% of the shares' market value on the last business day immediately prior to the purchase date. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

NOTES

NOTES

Glossary of
TERMS USED in this REPORT



o AUCTION RATE BOND: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have "failed", with current holders receiving a formula-based interest rate until the next scheduled auction.

o AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

o AVERAGE EFFECTIVE MATURITY: The average of the number of years to maturity of the bonds in a Fund's portfolio, computed by weighting each bond's time to maturity (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions unless an escrow account has been established to redeem the bond before maturity. The market value weighting for an investment in an inverse floating rate security is the value of the portfolio's residual interest in the inverse floating rate trust, and does not include the value of the floating rate securities issued by the trust.

o INVERSE FLOATERS: Inverse floating rate securities are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond's par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an "inverse floater") to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond's downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond's value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

o LEVERAGE-ADJUSTED DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds.

o MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

o NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any Preferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

o TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

o ZERO COUPON BOND: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Other Useful INFORMATION


QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

You may obtain (i) each Fund's quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the twelve-month period ended June 30, 2007, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 100 F Street NE, Washington, D.C. 20549.

CEO CERTIFICATION DISCLOSURE

Each Fund's Chief Executive Officer has submitted to the New York Stock Exchange the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the SEC the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.


BOARD OF DIRECTORS
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Carole E. Stone

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust Company
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL

Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No common or preferred shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

Nuveen Investments:
-------------------

SERVING INVESTORS FOR GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility. Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.


We offer many different investing solutions for our clients' different needs.

Managing $164 billion in assets, as of December 31, 2007, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under six distinct brands: Nuveen, a leader in fixed-income investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; Symphony, a leading institutional manager of market-neutral alternative investment portfolios; Santa Barbara, a leader in growth equities; and Tradewinds, a leader in global equities.


Find out how we can help you reach your financial goals.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.


Learn more about Nuveen Funds at:     www.nuveen.com/etf

                                      Share prices
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                                                                     ESA-A-0208D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen California Municipal Value Fund, Inc.
            -----------------------------------------------------------

By (Signature and Title)  /s/ Kevin J. McCarthy
                         ----------------------------------------------
                          Kevin J. McCarthy
                          (Vice President and Secretary)

Date: May 8, 2008
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: May 8, 2008
    -------------------------------------------------------------------

By (Signature and Title)  /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: May 8, 2008
    -------------------------------------------------------------------